SEMIANNUAL REPORT   FEBRUARY 28, 2001

Prudential
Municipal Series Fund/
Connecticut Money Market Series

Fund Type Money market

Objective The highest level of current income that is exempt from Connecticut State and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

        (LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Municipal Series Fund/Connecticut Money
Market Series (the Series) seeks to provide the highest level of current income that is exempt from Connecticut
State and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest primarily in a portfolio of short-term tax-exempt debt securities with effective remaining maturities of 13 months or less from the state of Connecticut, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

Money Fund Yield Comparison

            (GRAPH)
        www.prudential.com  (800) 225-1852

Performance at a Glance

Fund Facts                                   As of 2/28/01

                                 7-Day        Net Asset    Taxable Equivalent Yield*    Weighted Avg.    Net Assets
                              Current Yld.   Value (NAV)  @31%     @36%       @39.6%     Mat. (WAM)      (Millions)
CT Money
Market Series                    2.67%          $1.00     4.05%    4.37%      4.63%       30 Days           $78
iMoneyNet, Inc.
Tax-Free State Specific
Avg. (SB & GP-CT)**              2.66%          $1.00     4.04%    4.35%      4.61%       38 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates. **iMoneyNet, Inc. reports the 7-Day Current Yield, NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State Specific Average (Stock Broker
(SB) & General Purpose (GP)--Connecticut) category as of February 26, 2001. iMoneyNet, Inc. was formerly known as IBC Financial Data, Inc.

Weighted Average Maturity Compared to the Average Money Market Fund

                      (GRAPH)
                                       1

(LOGO)                       April 19, 2001

DEAR SHAREHOLDER,
The disparate performances of U.S. financial markets during our six-month reporting period ended February
28, 2001, underscore the importance of having a diversified portfolio of investments. A municipal money market fund providing a single-digit return and stable net asset value
(NAV) may serve as part of an overall investment strategy that can help offset the negative returns generated by volatile markets.

In fact, total assets in U.S. money market funds reached a record high in the first quarter of 2001, according to the Money Fund Report, a publication of iMoneyNet, Inc.
Not surprisingly, this shift occurred during a time of heightened economic uncertainty in which the Federal
Reserve (the Fed) moved quickly to provide monetary stimulus to an ailing U.S. economy.

By analyzing trends in interest rates and in the relative value of tax-exempt money market securities, the Money
Market sector team made decisions that helped the Series' seven-day current yield remain competitive versus the iMoneyNet, Inc. Tax-Free State Specific Average and maintain the $1 per share NAV of the Series during our reporting period.

We discuss developments in the tax-exempt money market and explain the Series' investments on the following pages.
As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund  Connecticut Money Market Series

      Semiannual Report  February 28, 2001

INVESTMENT ADVISER'S REPORT

The Fed repeatedly increased short-term interest rates through May 2000 to keep the U.S. economy from overheating. Thus, by the time our six-month reporting period began on September 1, 2000, the once powerful economic expansion was showing signs of weakness. As a result, many market players believed the Fed was finished raising rates for this business cycle. (Business cycles are recurrent periods of economic expansion and contraction that affect employment and inflation, among other factors.)

During the autumn of2000, we invested in a combination of tax-exempt commercial paper and floating-rate securities.
In late December, however, we focused on the latter in order to prepare the Series to meet the high level of outflows from money market funds that often occurs at year-end as shareholders withdraw cash for holiday expenditures and other expenses. This strategy also better positioned the Series to take advantage of potential attractive investment opportunities that typically emerge as these outflows temporarily boost the supply of securities and the level of yields.

Outflows from municipal money market funds, however, were lower than usual in December, which may have been due to a weak stock market. Consequently, the lower-than-expected outflows resulted in fewer attractive buying opportunities at year-end. There were also fewer good investment opportunities because municipal money market yields declined sharply in late December after Fed policymakers hinted they were poised to cut interest rates.

Economic growth slowed considerably as the year 2000 drew to a close. This may have been attributable to higher oil prices, the weak stock market, and the impact of the Fed's earlier rate hikes. As a result, the Fed needed to act quickly to avoid a recession, and did so by reducing rates by one-half of one percentage point on January 3, 2001, and again on January 31, 2001. Reducing rates encourages lower borrowing costs for businesses and consumers, which can help to revitalize the economy.

Prudential Municipal Series Fund  Connecticut Money Market Series

Semiannual Report  February 28, 2001

The Fed rate cuts, combined with an industry-wide phenomenon known as the "January effect," pushed municipal money market yields sharply lower in January.
The "January effect" is a period of lower yields
(and higher prices) that occurs as investors rush to temporarily reinvest money received from coupon payments and maturing bonds in the municipal money market during the first week of January. Under these market conditions, we avoided investing in longer-term money market securities, opting instead to invest primarily in daily and weekly floating-rate securities.

LOOKING AHEAD
Shortly after our reporting period ended, the Fed reduced interest rates by another half of a percentage point.
Because it takes many months for the central bank's rate decisions to work their way into the economy, and because of the lingering decline in stocks, we expect sluggish economic growth to continue for some time.

Under these economic conditions, tax revenues could decline, prompting state and local governments to borrow more money via the issuance of municipal money market securities. Issuance could also pick up as state and local governments sell new lower-coupon securities whose proceeds will be used to retire older higher-coupon securities. We would welcome these developments because they would provide attractive buying opportunities for the Series.

Prudential Connecticut Money Market Series Management Team

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                         Principal
                                         Moody's  Interest    Maturity   Amount         Value
Description (a)                          Rating   Rate        Date       (000)          (Note 1)
---------------------------------------------------------------------------------------------------------
Bear Stearns Municipal Secs. Trust
 Certificates,
 Pennsylvania St., Ser. 1110, F.R.D.D.   A-1(d)   3.20%        3/01/01   $      400     $    400,000
 Puerto Rico Highway & Trans. Auth.,
 Ser. 91, F.R.D.D., M.B.I.A.             A-1(d)   1.70         3/01/01        1,900        1,900,000
Brazos River Harbor Nav. Dist. Rev.,
 Dow Chemical Co., Ser. 97,
 F.R.D.D., A.M.T.                        P-1      3.35         3/01/01        1,400        1,400,000
Calcasieu Parish Ind. Dev. Bd.,
 Citgo Petroleum,
 Ser. 96, F.R.D.D., A.M.T.               VMIG1    3.35         3/01/01          700          700,000
Connecticut St. Dev. Auth.,
 Bradley Airport Hotel,
 Ser. 97B, F.R.W.D.                      VMIG1    3.35         3/01/01          600          600,000
 Showa Women's Inst., Inc., Proj.,
 Ser. 90, F.R.W.D., A.M.T.               NR       2.95         3/07/01          600          600,000
Connecticut St. Gen. Oblig.,
 Ser. 91A                                AAA(d)   6.60         3/01/01        1,000(c)     1,020,000
Connecticut St. Hlth. & Edl. Facs.
 Auth. Rev.,
 Gaylord Hosp. Issue, Ser. A, F.R.W.D.   A-1(d)   2.95         3/07/01          600          600,000
 Hotchkiss School Issue, Ser. A,
 F.R.W.D.                                VMIG1    3.15         3/01/01          600          600,000
 Kent School., Ser. C, F.R.W.D.,
 M.B.I.A.                                VMIG1    3.25         3/01/01          400          400,000
 Sharon Hosp. Issue, Ser. A, F.R.W.D.    VMIG1    3.25         3/01/01          300          300,000
 Woodbury & Bethlehem School, B.A.N.     VMIG1    5.00         5/15/01        3,000        3,002,400
 Yale University, Ser. S, T.E.C.P.       VMIG1    4.10         3/08/01        5,000        5,000,000
Connecticut St. Hsg. Fin. Auth.,
 Ser. 00P, F.R.W.D., A.M.T.              VMIG1    3.25         3/07/01          600          600,000
Connecticut St. Spec. Assmt.,
 Unemployment Comp. Rev.,
 Ser. 93C, A.N.N.M.T., F.G.I.C.          VMIG1    4.35         7/01/01        1,800        1,800,000

    See Notes to Financial Statements                                      5

       Prudential Municipal Series Fund      Connecticut Money Market Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                         Moody's  Interest    Maturity   Amount         Value
Description (a)                          Rating   Rate        Date       (000)          (Note 1)
---------------------------------------------------------------------------------------------------------
Connecticut St. Special Tax Oblg.
 Transp. Infrastructure Rev.,
 Ser. 90A, Bond                          NR       8.00%        6/01/01   $    1,500     $  1,512,929
 Ser. 90A, Bond                          NR       7.125        6/01/01          500(c)       508,378
 Ser. 90I, F.R.W.D.                      VMIG1    2.95         3/07/01          600          600,000
Hartford Connecticut, Redev. Agcy.,
 Multi-family Mtge. Rev.,
 Underwood Twrs. Proj.,
 Ser. 90, F.R.W.D., F.S.A.               A-1+c(d) 3.25         3/01/01          600          600,000
Michigan St. Strategic Fund Ltd.,
 Dow Chemical Co.,
 Ser. 99, F.R.D.D., A.M.T.               P-1      3.35         3/01/01        2,300        2,300,000
Puerto Rico Commwlth. Highway
 & Transp. Auth., Merlot, Ser. 00FFF,
 F.R.W.D., M.B.I.A.                      VMIG1    2.50         3/07/01        2,500        2,500,000
Puerto Rico Commwlth. Indus.
 Tourist Edl. Medical & Environmental
 Control Facs., Bristol-Meyers Squibb,
 Ser. 2000, F.R.W.D.                     P-1      2.85         3/01/01        2,000        2,000,000
Sevier Cnty. Public Bldg. Auth.,
 Local Govt. Impvt. Bonds,
 Ser. IV-A1, F.R.D.D., F.S.A., A.M.T.    VMIG1    3.30         3/01/01        2,860        2,860,000
Washington St. Hsg. Fin. Comm.,
 Multi-family Rev., Summer Ridge
 Apts., Ser. 99A, F.R.D.D., A.M.T.       A-1(d)   3.35         3/01/01        1,200        1,200,000
                                                                                        ------------
Total Investments  42.5%
 (Amortized cost $33,003,707(e))                                                          33,003,707
Other assets in excess of
 liabilities  57.5%                                                                       44,612,855
                                                                                        ------------
Net Assets  100%                                                                        $ 77,616,562
                                                                                        ------------
                                                                                        ------------

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Connecticut Money Market Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.
(a) The following abbreviations are used in portfolio descriptions:
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    T.E.C.P.--Tax Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) Standard & Poor's rating.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $33,003,707
Cash                                                                     31,599
Receivable for investments sold                                      44,007,876
Receivable for Series shares sold                                     1,812,828
Interest receivable                                                     427,781
Other assets                                                              1,169
                                                                 -----------------
      Total assets                                                   79,284,960
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                  1,556,452
Accrued expenses                                                         48,889
Management fee payable                                                   30,135
Dividends payable                                                        23,161
Deferred trustee's fees                                                   6,306
Distribution fee payable                                                  3,455
                                                                 -----------------
      Total liabilities                                               1,668,398
                                                                 -----------------
NET ASSETS                                                          $77,616,562
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                 $   776,166
   Paid-in capital in excess of par                                  76,840,396
                                                                 -----------------
Net assets, February 28, 2001                                       $77,616,562
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($77,616,562 / 77,616,562 shares of beneficial interest
   issued and outstanding; unlimited number of shares
   authorized)                                                            $1.00

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 1,591,309
                                                                 -----------------
Expenses
   Management fee                                                       204,843
   Distribution fee                                                      51,211
   Custodian's fees and expenses                                         31,000
   Reports to shareholders                                               21,000
   Transfer agent's fees and expenses                                    10,000
   Legal fees and expenses                                                6,000
   Trustees' fees and expenses                                            5,000
   Audit fees                                                             4,000
   Registration fees                                                      4,000
   Miscellaneous                                                          1,204
                                                                 -----------------
      Total expenses                                                    338,258
Less: Custodian fee credit (Note 1)                                      (6,277)
                                                                 -----------------
    Net expenses                                                        331,981
                                                                 -----------------
Net investment income                                                 1,259,328
                                                                 -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              9,290
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,268,618
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months              Year
                                                     Ended                Ended
                                               February 28, 2001     August 31, 2000
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   1,259,328        $   2,378,862
   Net realized gain (loss) on investment
      transactions                                       9,290                  (94)
                                               -----------------    -----------------
   Net increase in net assets resulting from
      operations                                     1,268,618            2,378,768
                                               -----------------    -----------------
Dividends and distributions (Note 1)                (1,268,618)          (2,378,768)
                                               -----------------    -----------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                   139,245,342          283,078,236
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  1,237,162            2,336,383
   Cost of shares reacquired                      (144,090,595)        (287,264,699)
                                               -----------------    -----------------
   Net decrease in net assets from Series
      share transactions                            (3,608,091)          (1,850,080)
                                               -----------------    -----------------
Total decrease                                      (3,608,091)          (1,850,080)
NET ASSETS
Beginning of period                                 81,224,653           83,074,733
                                               -----------------    -----------------
End of period                                    $  77,616,562        $  81,224,653
                                               -----------------    -----------------
                                               -----------------    -----------------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 8 series. The monies of each series are invested in separate, independently managed portfolios. The Connecticut Money Market Series (the 'Series') commenced investment operations on August 5, 1991. The Series is nondiversified and seeks to provide the highest level of income that is exempt from Connecticut state and federal income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities having a maturity of thirteen months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      All securities are valued as of 4:30 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Series declares daily dividends from net investment
income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Series has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
                                                                          11

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements    The Fund has a management agreement with Prudential
Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'), a wholly owned subsidiary of Prudential. The subadvisory agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Effective March 31, 2001 PIC changed its name to Prudential Investment Management, Inc. ('PIM'). PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises the subadviser's performance of such services.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series' shares. The Series compensates PIMS for distributing and servicing the Series' shares pursuant to the plan of distributing at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

      PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

Note 3. Other Transactions with Affiliates    Prudential Mutual Fund Services
LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2001, the Series incurred fees of approximately $9,200 for the services of PMFS. As of February 28, 2001, approximately $1,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Proposed Reorganization
On August 23, 2000, the Trustees approved an Agreement and Plan of Reorganization and Liquidation of the Series (the 'Plan of Reorganization') which provides for the transfer of substantially all of the assets and liabilities of the Prudential Municipal Series Fund, Connecticut Money Market Series to Prudential Tax-Free Money Fund, Inc. Class A shares of the Series will be exchanged at net asset value for Class A shares of the equivalent value of Prudential Tax-Free Money Fund, Inc. The Series will then cease operations. The Plan of Reorganization is subject to approval by the shareholders of the Connecticut Money Market Series.
    12

       Prudential Municipal Series Fund      Connecticut Money Market Series

 Financial
       Highlights

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Financial Highlights (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.00
Net investment income and realized gains                                 0.02
Dividends and distributions to shareholders                             (0.02)
                                                                     --------
Net asset value, end of period                                        $  1.00
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         1.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $77,617
Average net assets (000)                                              $82,616
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             0.82%(c)
   Expenses, excluding distribution and service (12b-1) fees             0.69%(c)
   Net investment income                                                 3.07%(c)

------------------------------
(a) Net of management fee waiver.
(b) Total return includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Connecticut Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
        0.03                  .02                  .03                  .03(a)               .03(a)
       (0.03)                (.02)                (.03)                (.03)                (.03)
    --------             --------             --------             --------             --------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        2.97%                2.34%                2.72%                3.10%                3.17%
    $ 81,225             $ 83,075             $ 95,117             $ 75,927             $ 77,683
    $ 82,051             $ 87,744             $ 84,800             $ 77,500             $ 74,576
         .82%                 .82%                 .86%                 .46%(a)              .47%(a)
         .69%                 .69%                 .74%                 .34%(a)              .35%(a)
        2.90%                2.30%                2.68%                3.06%(a)             3.12%(a)

    See Notes to Financial Statements                                     15

Prudential Municipal Series Fund  Connecticut Money Market Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at
(800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
  Small Capitalization Growth Fund
  Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

balanced/allocation funds
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
              www.prudential.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
  Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

Prudential Municipal Series Fund  Connecticut Money Market Series

     Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

        www.prudential.com  (800) 225-1852

Leverage: The use of borrowed assets to enhance return.
The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential Municipal Series Fund  Connecticut Money Market Series

   Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes.
But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

       www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

------------------------------------
Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

------------------------------------
Fund Symbols      NASDAQ     CUSIP
                  PMCXX    74435M648

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

MF154E2  74435M648

(LOGO) Printed on Recycled Paper

                                    SEMIANNUAL REPORT    FEBRUARY 28, 2001

Prudential
Municipal Series Fund/
Florida Series

FUND TYPE Municipal bond

OBJECTIVE Maximize current income that is exempt from federal income tax, consistent with the preservation of capital, and invest in securities that will enable its shares to be exempt from the Florida intangibles tax

(GRAPHIC)

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Municipal Series Fund/Florida Series'
(the Series) investment objective is to maximize current income that is exempt from federal income tax, consistent with the preservation of capital, and to invest in securities that will enable its shares to be exempt from the Florida intangibles tax. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Credit Quality

    Expressed as a percentage of total
    investments as of 2/28/01
        1.1%    AAA
       44.5     AAA Insured
       16.0     AA
        8.8     A
       10.3     BBB
        1.0     BB
       18.3     Not Rated* (Prudential ratings used):
                3.5    AAA
                3.1    BBB
                6.6    BB
                3.4    B
                1.7    Cash Equivalents

*Unrated bonds are believed to be of
comparable quality to the Series'
permissible investments.

Five Largest Issuers

Expressed as a percentage of
net assets as of 2/28/01
    5.4%   Puerto Rico Commonwealth
    4.3    Dade Cnty. Prof.
           Sports Franchise Facs.
    3.7    Brevard Cnty. Sch.
           Brd. Ctfs. of Part.*
    3.0    Alchua Cnty. Ind. Dev. Auth. Rev.
    2.6    Orlando Util. Comm.,
           Wtr. & Elec. Rev.

*Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

Portfolio Composition

    Expressed as a percentage of total
    investments as of 2/28/01
        55.4%   Revenue Bonds
        26.3    General Obligation Bonds
        16.6    Prerefunded
         1.7    Cash Equivalents

Holdings are subject to change.

                            www.prudential.com    (800) 225-1852
   Performance at a Glance

Cumulative Total Returns1                          As of 2/28/01

                                 Six     One          Five               Ten               Since
                                Months   Year         Years              Years            Inception2
Class A                          5.12%   11.95%   29.62%  (29.12)    97.12% (86.97)    99.91%  (89.43)
Class B                          4.99    11.56    27.47   (26.99)        N/A           45.48   (42.99)
Class C                          4.86    11.28    25.89   (25.41)        N/A           44.14   (39.88)
Class Z                          5.36    12.23          N/A              N/A           25.99   (25.75)
Lipper FL Muni Debt Fund Avg.3   4.64    11.26         26.95            89.77               ***

Average Annual Total Returns1                             As of 3/31/01

                    One         Five        Ten        Since
                   Year        Years       Years     Inception2
    Class A        7.35    5.22%  (5.14)   6.77%    6.75%  (6.19)
    Class B        5.40    5.35   (5.27)   N/A      5.90   (5.64)
    Class C        8.03    5.04   (5.04)   N/A      4.84   (4.44)
    Class Z        11.05        N/A        N/A      5.69   (5.64)

Distributions and Yields                           As of 2/28/01

            Total Distributions    30-Day        Taxable Equivalent Yield4 at Tax Rates of
            Paid for Six Months    SEC Yield             36%         39.6%
  Class A         $0.26             4.04%                6.31%       6.69%
  Class B         $0.25             3.91                 6.11        6.47
  Class C         $0.23             3.62                 5.66        5.99
  Class Z         $0.27             4.41                 6.89        7.30

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for
Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 12/28/90; Class B, 8/1/94;
Class C, 7/26/93; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Florida Municipal Debt Fund category.
Single-state Municipal Debt funds limit their investments in securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

*** Lipper Since Inception returns are 92.78% for Class A,
45.03% for Class B, 46.01% for Class C, and 21.87% for
Class Z, based on all funds in each share class.

(LOGO)                                      April 16,  2001

DEAR SHAREHOLDER,
Over the six-month period covered by this report, the Prudential Municipal Series Fund/Florida Series produced solid results for shareholders. The Series' Class A shares returned 5.12%. This compared favorably to the 4.64% return for the Lipper Florida Municipal Debt Fund Average.
For shareholders paying the initial Class A share sales charge, the Series' return was 1.97%.


As these returns indicate, municipal bonds rebounded significantly during the reporting period compared to earlier in 2000. Since that time, the Federal Reserve Board (the Fed) has shifted from a "tightening bias" of raising interest rates to temper economic growth to an "easing bias" of lowering interest rates in an attempt to prevent an economic recession. During this declining interest-rate environment, prices climbed sharply in most sectors of the fixed-income market. The municipal market was also aided by positive supply and demand trends.

Your Series' managers further enhanced results through astute maneuvering within the municipal market and by identifying bonds that possessed strong upside potential.
On the following pages, we discuss developments in the municipal bond market in greater detail and delve into some of the strategies employed by your Series' management team. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Series Fund

    Prudential Municipal Series Fund    Florida Series
        Semiannual Report    February 28, 2001

INVESTMENT ADVISER'S REPORT

A STRONG BACKDROP FOR MUNICIPAL BONDS
In general, the municipal bond market registered strong returns during the Series' six-month reporting period.
This was in sharp contrast to last spring and early summer.
At that time, the Fed was aggressively raising short-term interest rates in an attempt to slow the pace of economic growth and preempt an increase in inflation.

However, early in our reporting period, signs began to emerge that growth was indeed moderating. As we moved into the fourth quarter of 2000, many financial and economic indicators were rapidly deteriorating. Investors took this as a sign that the Fed's next move would be to lower interest rates, and an impressive rally in most sectors of the fixed-income market followed. Then in January 2001, the Fed lowered interest rates on two occasions, and explained that further cuts might be necessary to ward off a recession. This fueled additional gains in the bond market.

POSITIVE SUPPLY AND DEMAND TRENDS
The municipal market was further buoyed by positive supply and demand fundamentals. From a supply standpoint, state and federal municipalities have not needed to issue new bonds at the pace they have in the past. This is largely due to the prolonged economic expansion and the ensuing increased tax revenue, which caused state and federal municipality borrowing needs to decline.
In addition, the supply of new issues shrank due to a drop in the level of refunding activity. Many state and local governments had already replaced higher-cost debt securities with lower-cost bonds to save on interest expenses.

At the same time, demand for municipal bonds has been on the rise due to a number of factors. First, the severe correction in the stock market in general, and the technology sector in particular, has caused investors to flock to "safer havens" such as high-quality municipal bonds. Second,

    Prudential Municipal Series Fund    Florida Series
        Semiannual Report    February 28, 2001

from December 2000 through January 2001, roughly $35 billion in municipal bonds were "called," or prematurely retired, by their issuers. Many of these securities were issued a decade ago with a provision that allowed them to be called after a 10-year period. Since more recent yields were substantially lower than they were 10 years ago, it was financially beneficial for many issuers to retire their older securities and, in some cases, to reissue new bonds offering lower yields. As a result, many holders of these bonds looked to reinvest their proceeds in the municipal market, further increasing overall demand.

STRATEGICALLY ADJUSTING THE SERIES' PORTFOLIO
A number of strategies were employed that helped the Series register strong results and outperform its benchmark, the Lipper Florida Municipal Debt Fund Average, during the period. Perhaps none was more valuable than our decision to sell a portion of our 10- to 15-year bonds last summer and redeploy those assets into longer-duration "deep discount" securities. (Duration is a measure of a bond's interest-rate sensitivity.) These deep discount bonds were out of favor since the coupons they carried were well below prevailing rates.

The primary reason for this move was our belief that yields would decline as the Fed lowered interest rates to stimulate economic growth. As we expected, this lower-interest-rate scenario played out during the fourth quarter of 2000. This, in turn, increased the attractiveness of our "deep discount" bonds since their coupons were once again competitive in the marketplace. As a result, the price of these bonds increased dramatically. The demand for these issues rose even further as investors looked to reinvest assets from municipal bonds called in December and January.

                                   www.prudential.com    (800) 225-1852

We again shifted the Series' portfolio in early 2001 as we believed we had captured the upside potential from our "deep discount" strategy. We took profits on these issues and replaced them with bonds maturing in 10 to 20 years. We feel this strategy is now more appropriate as the intermediate sector of the municipal bond market offers more favorable risk/reward characteristics, given the existing interest-rate environment.

SECTOR AND SECURITY SELECTION
Another strategy that worked well was our selective holdings in municipal bonds issued by hospitals. A number of factors caused this sector to underperform in recent years. First, a decline in Medicare reimbursement put a strain on hospital balance sheets. Second, many hospitals overbuilt their facilities, and the demand for care did not keep up with the supply of available beds. Third, in some cases, hospitals had formed alliances with medical practices and physician groups with the hope of capturing patient referrals. However, in many cases, these arrangements proved to be unprofitable for the involved hospitals.

The confluence of these events caused many hospital-backed municipal securities to trade at a considerable discount relative to most other bonds in the market. Sensing that the market was bottoming out, we carefully added a number of these bonds to the Series' portfolio. We were rewarded for this move as many hospitals took measures to improve their fundamentals. In addition, Congress approved a "one-shot" Medicare reimbursement in 2000, and indicated that it is considering further relief.
Thus, the Series' holdings in issues such as Tallahassee Memorial Healthcare was beneficial to the Series performance.

     Prudential Municipal Series Fund    Florida Series
         Semiannual Report    February 28, 2001

LOOKING AHEAD
We are optimistic about the prospects for the municipal bond market, and believe that, over the long run, the demand for municipal bonds will outpace supply. Continued equity market volatility and the aging demographics in the United States should lead to a preference for tax-exempt fixed-income products.

Looking ahead, we are cautious in our approach to the fixed-income market. Given that the Fed has already aggressively lowered interest rates to help rejuvenate the slowing economy, it is unclear whether further rate cuts will be necessary. As such, we are maintaining a neutral position versus the benchmark. When clearer signs appear in terms of the economy, we will reposition the Series to take advantage of emerging opportunities in the marketplace.

Prudential Municipal Series Fund Management Team

     Prudential Municipal Series Fund    Florida Series
           Semiannual Report    February 28, 2001

     Financial
          Statements
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential Municipal Series Fund     Florida Series
             Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                          Principal
                                         Moody's   Interest    Maturity   Amount         Value
Description (a)                          Rating    Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.0%
Alachua Cnty. Ind. Dev. Auth. Rev.,
 H.B. Fuller Co. Proj., A.M.T.           NR        7.75%       11/01/16   $    3,000     $  3,066,240
Arbor Greene Cmnty. Dev. Dist.,
 Florida Assmt. Rev.                     NR        5.75         5/01/06          205          203,483
 Florida Assmt. Rev.                     NR        6.50         5/01/07          400          402,372
 Florida Assmt. Rev.                     NR        6.30         5/01/19          340          333,479
Bayside Impvt. Cmnty. Dev. Dist.,
 Florida Cap. Impvt. Rev., Ser. A        NR        6.30         5/01/18        1,000          987,510
Brevard Cnty. Edl. Facs. Auth. Rev.
 Ref., Florida Inst. of Tech.            BBB-(c)   6.875       11/01/22        1,500        1,554,315
Brevard Cnty. Sch. Brd. Ctfs. of
 Part., Ser. A, A.M.B.A.C.               Aaa       6.50         7/01/12        3,500(f)     3,711,645
Broward Cnty. Edl. Facs. Auth. Rev.,
 Nova Univ. Dorm. Proj., Ser. A          NR        7.50         4/01/17        1,500(f)     1,535,385
Broward Cnty. Hlth. Facs. Auth.,
 North Beach Hosp., M.B.I.A.             Aaa       6.75         8/15/06        1,000        1,034,190
Clay Cnty. Hsg. Fin. Auth. Rev., Sngl.
 Fam. Mtge., Ser. A, A.M.T., G.N.M.A.    Aa1       7.45         9/01/23          350          357,112
Connecticut St Dev. Auth. Poll. Ctrl.
 Rev. Ref. Ct Light Power A              Baa2      5.85         9/01/28        1,000          989,870
Dade Cnty. Aviation Dept. Rev.,
 Ser. B, A.M.T., M.B.I.A.                Aaa       6.00        10/01/24        1,500        1,589,775
Dade Cnty. Hlth. Facs. Auth. Rev.,
 Baptist Hosp. of Miami Proj.,
 Ser. A, E.T.M., M.B.I.A.                Aaa       6.75         5/01/08          500          556,230
Dade Cnty. Hsg. Fin. Auth. Rev., Sngl.
 Fam. Mtge., Ser. B, A.M.T., G.N.M.A     Aaa       7.25         9/01/23          260          265,411
Dade Cnty. Prof. Sports Franchise
 Facs. Tax Rev., E.T.M., M.B.I.A.        Aaa       5.25        10/01/30        4,300        4,371,294
Duval Cnty. Hsg. Fin. Auth. Rev.,
 Sngl. Fam. Mtge., A.M.T., G.N.M.A.      AAA(c)    8.375       12/01/14          155          155,544
Escambia Cnty. Hlth. Facs. Rev.,
 Florida Hlth. Care Facs. Loan,
 A.M.B.A.C.                              Aaa       5.95         7/01/20        2,000        2,178,340
Florida Hsg. Fin. Corp. Rev.,
 Cypress Trace Apts., Ser. G, A.M.T.     NR        6.60         7/01/38        1,214        1,159,310
 Westchase Apts., Ser. B, A.M.T.         NR        6.61         7/01/38        1,505        1,447,885

    8                                      See Notes to Financial Statements

         Prudential Municipal Series Fund     Florida Series
    Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                          Principal
                                         Moody's   Interest    Maturity   Amount         Value
Description (a)                          Rating    Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Florida St. Mun. Loan Council Rev.
 Cap. Apprec. Ser. A, M.B.I.A.,
 Gen. Oblig.                             AAA-(c)   Zero         4/01/22   $    1,520     $    492,024
 Cap. Apprec. Ser. A, M.B.I.A.,
 Gen. Oblig.                             AAA-(c)   Zero         4/01/23        1,520          464,391
 Cap. Apprec. Ser. A, M.B.I.A.,
 Gen. Oblig.                             AAA-(c)   Zero         4/01/24        1,520          439,143
Guam Pwr. Auth. Rev. Ser. A,
 M.B.I.A., IBC                           Aaa       5.125%      10/01/29        1,000          994,900
Hillsborough Cnty. Ind. Dev. Auth.
 Poll. Ctrl. Rev., Tampa Elec. Proj.,
 Ser. 92                                 Aa3       8.00         5/01/22        1,750        1,856,242
Indigo Cmnty. Dev. Dist. Cap. Impvt.
 Rev. Ser. B                             NR        6.40         5/01/06        1,500        1,505,715
Jacksonville Elec. Auth. Rev.,
 Elec. Sys. Ser. A                       Aa2       6.00        10/01/30        1,000        1,045,780
 St. Johns Rvr. Pwr. Park Issue 2,
 Ser. 7                                  Aa2       Zero        10/01/10        3,000        1,946,730
Jacksonville Hlth. Facs. Auth.
 Hosp. Rev.,
 Nat'l. Ben. Assoc.                      Baa1      7.00        12/01/22        1,825        1,800,673
 St. Lukes Hosp. Assoc. Proj.            AA+(c)    7.125       11/15/20        1,000        1,040,410
Jacksonville Swr. & Sld. Wste. Disp.
 Facs. Rev., Anheuser Busch Proj.,
 A.M.T.                                  A1        5.875        2/01/36        1,000        1,037,200
Jacksonville Wtr. & Swr. Dev. Rev.,
 Suburban Utils., A.M.T.                 A3        6.75         6/01/22        1,000        1,036,630
 United Wtr. Proj., A.M.T., A.M.B.A.C.   Aaa       6.35         8/01/25        1,500        1,600,455
Lake City Florida Sales Tax Rev.         Aaa       5.00         7/01/20        1,290        1,271,050
Lakeland Elec. & Wtr. Rev.               A1        5.625       10/01/36        2,000(b)     2,205,040
Leon Cnty. Hsg. Fin. Auth. Rev., Sngl.
 Fam. Mtge., Ser. A, A.M.T., G.N.M.A.    Aaa       7.30         4/01/21          215          220,048
Lexington Oaks Cmnty. Dev. Dist. Rev.,
 Ser. B                                  NR        6.70         5/01/07        1,000        1,014,480
Martin Cnty. Ind. Dev. Auth. Rev.,
 Indiantown Cogen. Proj., Ser. A,
 A.M.T.                                  Baa3      7.875       12/15/25        1,200        1,247,700

    See Notes to Financial Statements                                      9

          Prudential Municipal Series Fund     Florida Series
    Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                          Principal
                                         Moody's   Interest    Maturity   Amount         Value
Description (a)                          Rating    Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Maryland St. Cmnty. Dev. Admin. Dept.
 Hsg. & Cmnty. Dev., A.M.T.              Aa2       5.875%       7/01/21   $      500     $    509,270
Maryland St. Hlth. and Higher Educ.
 Facs., Auth. Rev.                       Baa1      6.75         7/01/30          500          531,705
Massachusetts St. Tpk. Auth.
 Metropolitan Hwy. Sys. Rev.             Aaa       5.00         1/01/39        1,000          944,930
Melbourne Florida Wtr. & Swr. Rev.
 Cap. Apprec., F.G.I.C.                  Aaa       Zero        10/01/23        3,930        1,176,642
 Cap. Apprec., F.G.I.C.                  Aaa       Zero        10/01/19        1,920          723,379
 Cap. Apprec., F.G.I.C.                  Aaa       Zero        10/01/18        1,500          379,800
Miami-Dade County Florida Sch.
 Brd. Ser. A                             Aaa       6.00        10/01/17        1,000        1,084,360
Miami Spec. Oblig., Admn. Bldg.
 Acquis. Proj., F.G.I.C.                 Aaa       6.00         2/01/16        1,000        1,066,390
Minnesota Ag. & Econ. Dev., Fairview
 Hlth Care Sys., Ser. A                  A2        6.375       11/15/22        1,380        1,443,632
Mirimar Wste. Wtr. Impvt. Assmt. Rev.,
 F.G.I.C.                                Aaa       6.75        10/01/16        1,590(b)     1,768,414
New Jersey Economic Dev.
 Auth. Special Facs. Rev.
 Continental Airlines Incorporated
 Project, A.M.T.                         Ba2       7.00        11/15/30        1,000        1,009,980
Oakstead Cmnty. Dev. Dist. Cap.
 Impvt., Ser. B                          NR        6.50         5/01/07        1,000          997,880
Okaloosa Cnty. Cap. Impvt. Rev.,
 M.B.I.A.                                Aaa       Zero        12/01/06          450          353,218
Orange Cnty. Hsg. Fin. Auth. Mtge.
 Rev., Ser. A, A.M.T., G.N.M.A.          AAA(c)    7.375        9/01/24          400          412,328
Orange Cnty. Hsg. Fin. Auth. Rev.,
 Multi. Fam. Ashley Point Apts.,
 Ser. A, A.M.T.                          BBB-(c)   6.85        10/01/16        1,200        1,208,856
 Multi. Fam. Ashley Point Apts.,
 Ser. A, A.M.T.                          BBB-(c)   7.10        10/01/24          855          861,156
Orlando Util. Comm., Wtr. & Elec.
 Rev., Ser. D                            Aa2       6.75        10/01/17        2,200        2,640,220
Palm Beach Cnty. Hlth. Facs. Auth.
 Rev., Good Samaritan Hlth. Sys.         Aaa       6.30        10/01/22        1,000(b)     1,079,770

    10                                     See Notes to Financial Statements

            Prudential Municipal Series Fund     Florida Series
      Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                          Principal
                                         Moody's   Interest    Maturity   Amount         Value
Description (a)                          Rating    Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
Pennsylvania Economic Dev. Financing
 Auth. Exempt Facs. Rev., A.M.T.         A3        6.125%      11/01/21   $      700     $    694,659
Pensacola Hlth. Facs. Auth. Rev.,
 Daughters of Charity, M.B.I.A.          Aaa       5.25         1/01/11        1,600(b)     1,670,368
Polk Cnty. Ind. Dev. Auth., Sld. Wste.
 Disp. Fac. Rev., Tampa Elec. Co.
 Proj., A.M.T.                           Aa2       5.85        12/01/30        1,000        1,035,420
Puerto Rico Comnwlth.,
 Cap. Apprec. Ref. Pub. Impvt., Gen.
 Oblig.                                  Baa1      Zero         7/01/16        2,500        1,173,675
 Cap. Apprec. Ref. Pub. Impvt., Gen.
 Oblig.                                  Baa1      Zero         7/01/17        5,300        2,338,519
 Rites-Pennsylvania, 642B, M.B.I.A.,
 Gen. Oblig.                             NR        9.122        7/01/12        1,500(d)     1,901,460
Puerto Rico Ind. Tourist Educ., Cogen
 Facs. Proj., A.M.T.                     Baa2      6.625        6/01/26        1,500        1,579,080
Puerto Rico Pub. Bldgs. Auth. Rev.
 Gtd., Gov. Fac. Ser. B, F.S.A.          AAA-(c)   5.25         7/01/21        1,000        1,018,860
Puerto Rico Tel. Auth. Rev., Ser. I,
 M.B.I.A., R.I.B.S.                      Aaa       7.168        1/16/15        2,250(b)(d)  2,452,500
Seacoast Util. Auth. Wtr. & Swr.
 Util., Sys. Rev., F.G.I.C.              Aaa       5.50         3/01/16        2,000        2,161,920
St. Petersburg Hlth. Facs. Auth. Rev.,
 Allegheny Hlth. Proj., M.B.I.A.         Aaa       7.00        12/01/15        1,000(b)     1,044,780
Sunrise Pub. Facs. Rev. Cap. Apprec.,
 Ser. B, M.B.I.A.                        Aaa       Zero        10/01/20        1,120          398,104
Sunrise Util. Sys. Rev., Ref.,
 A.M.B.A.C.                              Aaa       5.50        10/01/18        2,000        2,145,200
Tallahasse Florida Hlth. Facs. Rev.
 Tallahasse Memorial Hlthcare Project    A3        6.25        12/01/20        1,000        1,027,070
Tampa Gtd. Entitlement Rev.,
 A.M.B.A.C.                              Aaa       7.05        10/01/07        2,000        2,080,200
Tampa Sports Auth. Rev.,
 Tampa Bay Arena Proj., M.B.I.A.,        Aaa       5.75        10/01/25        1,000        1,099,400
 Tampa Bay Arena Proj., M.B.I.A.         Aaa       5.75        10/01/20        1,000        1,098,230
Triborough Bridge And Tunnel Auth. New
 York Rev. General Purpose Ser. A        Aa3       5.125        1/01/17        1,000        1,007,960

    See Notes to Financial Statements                                     11

         Prudential Municipal Series Fund     Florida Series
    Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                          Principal
                                         Moody's   Interest    Maturity   Amount         Value
Description (a)                          Rating    Rate        Date       (000)          (Note 1)
----------------------------------------------------------------------------------------------------------
University North Carolina Rev. Ser. A    Aa1       5.00%       12/01/20   $    1,000     $    986,950
Utah St Hsg. Finance Agency Single
 Family Mortgage Ser. F Class II,
 A.M.T.                                  Aa2       6.125        1/01/27        1,250        1,302,287
Virgin Islands Pub. Fin. Auth. Rev.,
 Gross Rcpts. Taxes Loan, Ser. A         BBB-(c)   6.50        10/01/24          500          535,140
Vista Lakes Cmnty. Dev. Dist. Cap.
 Impvt., Rev.                            NR        6.35         5/01/05        1,000          997,930
Volusia Cnty. Edl. Fac. Auth. Rev.,
 Embry Riddle Univ., Aero. A             AAA(c)    6.625       10/15/22        1,000(b)     1,070,940
Winter Springs Florida Wtr. & Swr.
 Rev.
 Cap. Apprec. Ref., F.G.I.C.             Aaa       Zero        10/01/28        1,875          434,625
 Cap. Apprec. Ref., F.G.I.C.             Aaa       Zero        10/01/29        1,875          412,087
Wisconsin St Hlth. & Educ. Facs. Auth.
 Rev. Oakwood Village Project Ser. A     NR        7.625        8/15/30        1,000          974,140
                                                                                         ------------
Total long-term investments (cost
 $92,561,386)                                                                              97,951,435
                                                                                         ------------
SHORT-TERM INVESTMENTS  1.5%
Iowa Finance Auth. Sld. Wste. Disposal
 Rev. Daily Cedar River Paper Co.
 Proj., F.R.D.D.                         A1+(c)    3.25         3/01/01        1,100        1,100,000
Orange County Florida Hlth. Facs.
 Auth. Rev. Certificates, Ser. 171,
 F.S.A., F.R.W.D.                        A1+(c)    3.72         3/01/01          400          400,000
                                                                                         ------------
Total short-term investments (cost
 $1,500,000)                                                                                1,500,000
                                                                                         ------------
Total Investments  98.5%
 (cost $94,061,386; Note 4)                                                                99,451,435
                                                                                         ------------
Other assets in excess of
 liabilities  1.5%                                                                          1,560,586
                                                                                         ------------
Net Assets  100%                                                                         $101,012,021
                                                                                         ------------
                                                                                         ------------

    12                                     See Notes to Financial Statements

          Prudential Municipal Series Fund     Florida Series
    Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    R.I.B.S.--Residual Interest Bearing Securities.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(e) Pledged as initial margin on financial futures contracts.
(f) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund     Florida Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $94,061,386)                           $  99,451,435
Cash                                                                      85,448
Interest receivable                                                    1,594,152
Receivable for Series shares sold                                        115,341
Other assets                                                               1,897
                                                                 -----------------
      Total assets                                                   101,248,273
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                      65,254
Dividends payable                                                         43,693
Accrued expenses                                                          55,948
Management fee payable                                                    38,666
Distribution fee payable                                                  26,321
Deferred trustees' fees                                                    6,370
                                                                 -----------------
      Total liabilities                                                  236,252
                                                                 -----------------
NET ASSETS                                                         $ 101,012,021
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      96,289
   Paid-in capital in excess of par                                   96,437,684
                                                                 -----------------
                                                                      96,533,973
   Accumulated net realized loss on investments                         (912,001)
   Net unrealized appreciation on investments                          5,390,049
                                                                 -----------------
Net assets, February 28, 2001                                      $ 101,012,021
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($68,844,599 / 6,562,769 shares of beneficial interest
      issued and outstanding)                                             $10.49
   Maximum sales charge (3% of offering price)                               .32
                                                                 -----------------
   Maximum offering price to public                                       $10.81
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($25,743,775 / 2,453,867 shares of beneficial
      interest issued and outstanding)                                    $10.49
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($5,863,549 / 558,908 shares of beneficial interest
      issued and outstanding)                                             $10.49
   Sales charge (1% of offering price)                                       .11
                                                                 -----------------
   Offering price to public                                               $10.60
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($560,098 / 53,411 shares of beneficial interest issued
      and outstanding)                                                    $10.49
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund     Florida Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 2,931,294
                                                                 -----------------
Expenses
   Management fee                                                       245,015
   Distribution fee--Class A                                             85,635
   Distribution fee--Class B                                             58,743
   Distribution fee--Class C                                             20,711
   Custodian's fees and expenses                                         40,000
   Reports to shareholders                                               22,000
   Transfer agent's fees and expenses                                    16,000
   Registration fees                                                     15,000
   Legal fees and expenses                                                6,000
   Audit fees                                                             5,000
   Trustees' fees and expenses                                            5,000
   Miscellaneous                                                          2,111
                                                                 -----------------
      Total expenses                                                    521,215
                                                                 -----------------
Net investment income                                                 2,410,079
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                              (68,147)
   Financial futures transactions                                        84,962
   Swap                                                                  28,615
                                                                 -----------------
                                                                         45,430
                                                                 -----------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                        2,507,001
   Swap                                                                 (28,779)
                                                                 -----------------
Net change in unrealized appreciation                                 2,478,222
                                                                 -----------------
Net gain on investments                                               2,523,652
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 4,933,731
                                                                 -----------------
                                                                 -----------------

    16                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months              Year
                                                     Ended                Ended
                                               February 28, 2001     August 31, 2000
-------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment income                         $   2,410,079        $   4,998,920
   Net realized gain (loss) on investment
      transactions                                      45,430             (854,986)
   Net change in unrealized appreciation
      (depreciation) of investments                  2,478,222            1,063,077
                                               -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                      4,933,731            5,207,011
                                               -----------------    -----------------
Dividends and Distributions (Note 1):
   Dividends from net investment income
      Class A                                       (1,713,620)          (3,597,698)
      Class B                                         (559,428)          (1,116,649)
      Class C                                         (124,472)            (268,305)
      Class Z                                          (12,559)             (16,268)
                                               -----------------    -----------------
                                                    (2,410,079)          (4,998,920)
                                               -----------------    -----------------
   Distributions in excess of net investment
      income
      Class A                                           (1,002)                  --
      Class B                                             (342)                  --
      Class C                                              (84)                  --
      Class Z                                               (7)                  --
                                               -----------------    -----------------
                                                        (1,435)                  --
                                               -----------------    -----------------
Series share transactions (net of share
   conversions)
   (Note 5):
   Net proceeds from shares sold                     6,496,437           11,228,470
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  1,112,913            2,239,613
   Cost of shares reacquired                        (6,614,661)         (25,414,666)
                                               -----------------    -----------------
   Net decrease in net assets from Series
      share transactions                               994,689          (11,946,583)
                                               -----------------    -----------------
Total increase (decrease)                            3,516,906          (11,738,492)
NET ASSETS
Beginning of period                                 97,495,115          109,233,607
                                               -----------------    -----------------
End of period                                    $ 101,012,021        $  97,495,115
                                               -----------------    -----------------
                                               -----------------    -----------------

    See Notes to Financial Statements                                     17

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund, (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 6 series. The monies of each series are invested in separate, independently managed portfolios. The Florida Series (the 'Series') commenced investment operations on December 28, 1990. The Series is nondiversified and seeks to achieve its investment objective of providing the maximum amount of income that is exempt from federal income taxes with the minimum of risk, and investing in securities which will enable its shares to be exempt from the Florida intangibles tax by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Options:    The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Series currently owns or intends to purchase. When a Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When a Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether a Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Series, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result a Series bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Interest Rate Swaps:    The Series may enter into interest rate swaps. In
a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.
                                                                          19

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series basis in the contract, if any.

      The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the 'Guide'), was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net assets value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase accumulated loss and decrease distributions in excess of net investment income by $1,435 due to securities sold with market discount.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

      The subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .250 of 1% of the average daily net assets of the Fund. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. The change in the subadvisory fee structure has no impact on the management fee charged to the Fund or its shareholders.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans') regardless of expenses actually incurred. The distribution fees were accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 28, 2001.

      PIMS has advised the Series that they have received approximately $26,000 and $15,200 in front-end sales charges resulting from sales of Class A and C shares, respectively during the six months ended February 28, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended February 28, 2001, they received approximately $2,400 and $1,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1%

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2001.

      On March 7, 2001, the Fund, along with other affiliated registered investment companies, entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximizing commitment under the amended SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 28, 2001, the Series incurred fees of approximately $12,900 for the services of PMFS. As of February 28, 2001, approximately $1,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the period ended February 28, 2001 were $17,520,034 and $18,040,391, respectively.

      The cost basis of investments for federal income tax purposes at February 28, 2001 was $94,062,636 and accordingly, net unrealized appreciation of investments for federal income tax purposes was $5,388,799 (gross unrealized appreciation--$5,653,852 gross unrealized depreciation--$265,053).

      The Series elected, for United States federal income tax purposes, to treat capital losses of $821,000 incurred in the ten months ended August 31, 2000 as having been incurred in the current fiscal year.

      For federal income tax purposes, the Series had a capital loss carryforward as of August 31, 2000 of approximately $135,000 which expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such capital loss carryforward.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly
                                                                          23

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

basis approximately seven years after purchase. Special exchange privileges are also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest for the six months ended February 28, 2001 and August 31, 2000 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2001:
Shares sold                                                      168,375    $  1,735,550
Shares issued in reinvestment of dividends                        76,414         788,780
Shares reacquired                                               (471,757)     (4,870,307)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (226,968)     (2,345,977)
Shares issued upon conversion from Class B                        71,683         736,772
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (155,285)   $ (1,609,205)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                      703,618    $  7,017,315
Shares issued in reinvestment of dividends                       162,746       1,622,887
Shares reacquired                                             (1,861,628)    (18,551,269)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (995,264)     (9,911,067)
Shares issued upon conversion from
  Class B                                                        107,510       1,075,123
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (887,754)   $ (8,835,944)
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                      390,617    $  4,048,028
Shares issued in reinvestment of dividends                        23,222         239,830
Shares reacquired                                               (124,989)     (1,291,190)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     288,850       2,966,668
Shares reacquired upon conversion into Class A                   (71,683)       (736,772)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    217,167    $  2,259,896
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                      380,094    $  3,773,316
Shares issued in reinvestment of dividends                        44,997         448,789
Shares reacquired                                               (500,627)     (4,967,810)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     (75,536)       (745,705)
Shares reacquired upon conversion into Class A                  (107,510)     (1,075,123)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (183,046)   $ (1,820,828)
                                                              ----------    ------------
                                                              ----------    ------------

    24

       Prudential Municipal Series Fund     Florida Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2001:
Shares sold                                                       58,078    $    596,274
Shares issued in reinvestment of dividends                         7,020          72,490
Shares reacquired                                                (39,696)       (409,719)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     25,402    $    259,045
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                       12,865    $    126,949
Shares issued in reinvestment of dividends                        15,441         153,989
Shares reacquired                                               (166,189)     (1,652,877)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (137,883)   $ (1,371,939)
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                       11,206    $    116,585
Shares issued in reinvestment of dividends                         1,144          11,813
Shares reacquired                                                 (4,206)        (43,445)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                      8,144    $     84,953
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                       30,977    $    310,890
Shares issued in reinvestment of dividends                         1,396          13,948
Shares reacquired                                                (24,170)       (242,710)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                      8,203    $     82,128
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          25

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.23
                                                                     --------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
transactions                                                              .26
                                                                     --------
      Total from investment operations                                    .52
                                                                     --------
Less distributions
Dividends from net investment income                                     (.26)
Distributions in excess of net investment income                           --(c)
Distributions from net realized gains                                      --
                                                                     --------
      Total distributions                                                (.26)
                                                                     --------
Net asset value, end of period                                       $  10.49
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         5.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 68,845
Average net assets (000)                                             $ 69,076
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .98%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .73%(d)
   Net investment income                                                 5.00%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 18%

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $  10.18             $  10.74             $  10.41             $  10.11             $  10.06
    --------             --------             --------         ----------------     ----------------
         .51                  .50                  .52                  .54(a)               .57(a)
         .05                 (.56)                 .33                  .31                  .05
    --------             --------             --------         ----------------     ----------------
         .56                 (.06)                 .85                  .85                  .62
    --------             --------             --------         ----------------     ----------------
        (.51)                (.50)                (.52)                (.54)                (.57)
          --                   --(c)                --                 (.01)                  --
          --                   --(c)                --                   --                   --
    --------             --------             --------         ----------------     ----------------
        (.51)                (.50)                (.52)                (.55)                (.57)
    --------             --------             --------         ----------------     ----------------
    $  10.23             $  10.18             $  10.74             $  10.41             $  10.11
    --------             --------             --------         ----------------     ----------------
    --------             --------             --------         ----------------     ----------------
        5.73%                (.61)%               8.34%                8.65%                6.20%
    $ 68,701             $ 77,398             $ 88,045             $ 92,579             $101,999
    $ 71,083             $ 84,810             $ 90,437             $ 97,700             $112,266
         .98%                 .89%                 .80%                 .57%(a)              .37%(a)
         .73%                 .69%                 .70%                 .47%(a)              .27%(a)
        5.06%                4.72%                4.89%                5.32%(a)             5.56%(a)
          41%                  13%                  35%                  22%                  68%

    See Notes to Financial Statements                                     27

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.23
                                                                     --------
Income from investment operations
Net investment income                                                     .25
Net realized and unrealized gain (loss) on investment
transactions                                                              .26
                                                                     --------
      Total from investment operations                                    .51
                                                                     --------
Less distributions
Dividends from net investment income                                     (.25)
Distributions in excess of net investment income                           --(c)
Distributions from net realized gains                                      --
                                                                     --------
      Total distributions                                                (.25)
                                                                     --------
Net asset value, end of period                                       $  10.49
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         4.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 25,744
Average net assets (000)                                             $ 23,692
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.23%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .73%(d)
   Net investment income                                                 4.76%(d)

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    28                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $  10.18             $  10.74             $  10.41             $  10.11             $  10.06
    --------             --------             --------             --------             --------
         .48                  .47                  .48                  .50(a)               .53(a)
         .05                 (.56)                 .33                  .31                  .05
    --------             --------             --------             --------             --------
         .53                 (.09)                 .81                  .81                  .58
    --------             --------             --------             --------             --------
        (.48)                (.47)                (.48)                (.50)                (.53)
          --                   --(c)                --                 (.01)                  --
          --                   --(c)                --                   --                   --
    --------             --------             --------             --------             --------
        (.48)                (.47)                (.48)                (.51)                (.53)
    --------             --------             --------             --------             --------
    $  10.23             $  10.18             $  10.74             $  10.41             $  10.11
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        5.46%                (.91)%               7.91%                8.22%                5.79%
    $ 22,875             $ 24,626             $ 22,755             $ 18,820             $ 14,699
    $ 23,191             $ 24,665             $ 21,154             $ 17,565               12,570
        1.23%                1.19%                1.20%                 .97%(a)              .77%(a)
         .73%                 .69%                 .70%                 .47%(a)              .27%(a)
        4.81%                4.43%                4.49%                4.92%(a)             5.16%(a)

    See Notes to Financial Statements                                     29

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $10.23
                                                                     -------
Income from investment operations
Net investment income                                                    .23
Net realized and unrealized gain (loss) on investment
transactions                                                             .26
                                                                     -------
      Total from investment operations                                   .49
                                                                     -------
Less distributions
Dividends from net investment income                                    (.23)
Distributions in excess of net investment income                          --(c)
Distributions from net realized gains                                     --
                                                                     -------
      Total distributions                                               (.23)
                                                                     -------
Net asset value, end of period                                        $10.49
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                        4.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $5,864
Average net assets (000)                                              $5,569
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.48%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .73%(d)
   Net investment income                                                4.51%(d)

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    30                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
     $10.18               $10.74               $10.41               $10.11               $10.06
    -------              -------              -------              -------              -------
        .46                  .44                  .45                  .48(a)               .50(a)
        .05                 (.56)                 .33                  .31                  .05
    -------              -------              -------              -------              -------
        .51                 (.12)                 .78                  .79                  .55
    -------              -------              -------              -------              -------
       (.46)                (.44)                (.45)                (.48)                (.50)
         --                   --(c)                --                 (.01)                  --
         --                   --(c)                --                   --                   --
    -------              -------              -------              -------              -------
       (.46)                (.44)                (.45)                (.49)                (.50)
    -------              -------              -------              -------              -------
     $10.23               $10.18               $10.74               $10.41               $10.11
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
       5.20%               (1.16)%               7.64%                7.95%                5.52%
     $5,456               $6,833               $7,520               $7,336               $7,792
     $5,885               $7,420               $7,325               $7,575               $8,293
       1.48%                1.44%                1.45%                1.22%(a)             1.02%(a)
        .73%                 .69%                 .70%                 .47%(a)              .27%(a)
       4.56%                4.17%                4.24%                4.67%(a)             4.91%(a)

    See Notes to Financial Statements                                     31

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $10.22
                                                                     -------
Income from investment operations
Net investment income                                                    .27
Net realized and unrealized gain (loss) on investment
transactions                                                             .27
                                                                     -------
      Total from investment operations                                   .54
                                                                     -------
Less distributions
Dividends from net investment income                                    (.27)
Distributions in excess of net investment income                          --(e)
Distributions from net realized gains                                     --
                                                                     -------
      Total distributions                                               (.27)
                                                                     -------
Net asset value, end of period                                        $10.49
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                        5.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $  560
Average net assets (000)                                              $  482
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               .73%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .73%(c)
   Net investment income                                                5.26%(c)

------------------------------
(a) Net of expense subsidy and fee waiver.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
(e) Less than $.005 per share.

    32                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     Florida Series
             Financial Highlights (Unaudited) Cont'd.

                                           Class Z
---------------------------------------------------------------------------------------------
                                                                       September 18,
                    Year Ended August 31,                                 1996(d)
--------------------------------------------------------------       through August 31,
      2000                   1999                   1998                    1997
---------------------------------------------------------------------------------------------
     $10.17                 $10.73                 $10.41                  $10.36
    -------                -------                -------                 -------
        .53                    .52                    .53                     .41(a)
        .05                   (.56)                   .32                     .06
    -------                -------                -------                 -------
        .58                   (.04)                   .85                     .47
    -------                -------                -------                 -------
       (.53)                  (.52)                  (.53)                   (.41)
         --                     --(e)                  --                    (.01)
         --                     --(e)                  --                      --
    -------                -------                -------                 -------
       (.53)                  (.52)                  (.53)                   (.42)
    -------                -------                -------                 -------
     $10.22                 $10.17                 $10.73                  $10.41
    -------                -------                -------                 -------
    -------                -------                -------                 -------
       5.99%                  (.42)%                 8.34%                   4.57%
     $  463                 $  377                 $  383                  $   94
     $  307                 $  413                 $  373                  $   36
        .73%                   .69%                   .70%                    .47%(a)(c)
        .73%                   .69%                   .70%                    .47%(a)(c)
       5.31%                  4.93%                  4.99%                   5.48%(a)(c)

    See Notes to Financial Statements                                     33

   Prudential Municipal Series Fund    Florida Series
   Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial
Advisor or Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes.
But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                               www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols    NASDAQ       CUSIP
Class A         PFLAX      74435M507
Class B         PFABX      74435M606
Class C         PFLCX      74435M614
Class Z         PFLZX      74435M424

The views expressed in this report and
information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2001, were not audited and, accordingly, no opinion is expressed on them.


                                               PRSRT STD
                                               US Postage
                                                 Paid
                                              Permit 6807
                                                NY, NY

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF148E2    74435M507    74435M606    74435M614    74435M424

(ICON) Printed on Recycled Paper

SEMIANNUAL REPORT   FEBRUARY 28, 2001

Prudential
Municipal Series Fund/
Massachusetts Money Market Series

Fund Type Money market
Objective The highest level of current income that is exempt from Massachusetts State and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

        (LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Municipal Series Fund/Massachusetts Money
Market Series (the Series) seeks to provide the highest level of current income that is exempt from Massachusetts
State and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest primarily in a portfolio of short-term tax-exempt debt securities with effective remaining maturities of 13 months or less from the state of Massachusetts, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

Money Fund Yield Comparison

                (CHART)
         www.prudential.com  (800) 225-1852

Performance at a Glance

Fund Facts                                      As of 2/28/01

                      7-Day       Net Asset    Taxable Equivalent Yield*  Weighted Avg.  Net Assets
                   Current Yld.  Value (NAV)   @31%      @36%     @39.6%  Mat. (WAM)     (Millions)
MA Money
Market Series          3.05%        $1.00      5.02%    5.42%     5.74%    27 Days         $101.1

iMoneyNet, Inc.
Tax-Free State
Specific Avg. (SB &
GP-MA)**               2.92%        $1.00      4.81%     5.18%     5.49%   52 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**iMoneyNet, Inc. reports the 7-Day Current Yield, NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State Specific Average (Stock Broker
(SB) & General Purpose (GP)-Massachusetts) category as of February 26, 2001. iMoneyNet, Inc. was formerly known as IBC Financial Data, Inc.

Weighted Average Maturity Compared to the Average Money Market Fund

(LOGO)                  April 9, 2001

DEAR SHAREHOLDER,
The disparate performances of U.S. financial markets during our six-month reporting period ended February
28, 2001, underscore the importance of having a diversified portfolio of investments. A municipal money market fund providing a single-digit return and stable net asset value (NAV) may serve as part of an overall investment strategy that can help offset the negative returns generated by volatile markets.

In fact, total assets in U.S. money market funds reached a record high in the first quarter of 2001, according to the Money Fund Report, a publication of iMoneyNet, Inc. Not surprisingly, this shift occurred during a time of heightened economic uncertainty when the Federal Reserve (the Fed) moved quickly to provide monetary stimulus to an ailing U.S. economy.

By analyzing trends in interest rates and in the relative value of tax-exempt money market securities, the Money Market sector team made decisions that helped the Series' yield remain competitive versus the iMoneyNet, Inc. Tax-Free
State Specific Average and maintain the $1 per share NAV of the Series during our reporting period.

We discuss developments in the tax-exempt money market and explain the Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund  Massachusetts Money Market Series

        Semiannual Report    February 28, 2001

INVESTMENT ADVISER'S REPORT

The Fed repeatedly increased short-term interest rates through May 2000 to keep the U.S. economy from overheating. Thus, by the time our six-month reporting period began on September 1, 2000, the once powerful economic expansion was showing signs of weakness. As a result, many market players believed the Fed was finished raising rates for this business cycle. (Business cycles are recurrent periods of economic expansion and contraction that affect employment and inflation, among other factors.)

With the Fed expected to hold rates steady for the remainder of 2000, fluctuations in municipal money market yields were driven by changes in the supply of, and demand for, these securities. For example, the corporate tax filing date of September 15 coincided with the end of the quarter for many dealers, putting further selling pressure on the municipal money market.
These conditions drove yields up and prices down, creating an attractive buying opportunity.

As yields hovered at relatively higher levels, we bought two- and three-month tax-exempt commercial paper. These purchases lengthened the Series' weighted average maturity (WAM) in early October, allowing the Series to be positioned longer than its competitors. (WAM is a measurement tool that determines a fund's sensitivity to changes in the level of interest rates.
Among other factors, it takes into account the maturity of each security held by a fund.)

Investing in commercial paper that matures at year-end
allows the Series to prepare for the high level of
shareholder outflows from money market funds that usually
occurs at this time of year. This strategy also better
positions the Series to take advantage of attractive
investment opportunities that normally emerge as these
outflows temporarily boost the supply of securities
and the level of yields.
                                             3

Prudential Municipal Series Fund  Massachusetts Money Market Series

       Semiannual Report   February 28, 2001

However, year-end outflows from municipal money funds were less than anticipated and lasted for a shorter time than usual. This may have been due to a weak and volatile stock market. Consequently, the lower-than-expected outflows resulted in fewer attractive buying opportunities at year-end. Our ability to extend the Series' WAM was also limited due to the sharp decline in municipal money market yields in December after Fed policymakers hinted that they were poised to cut interest rates.

Economic growth slowed considerably as the year 2000 drew to a close. This may have been attributable to higher oil prices and the weak stock market. As a result, the Fed needed to act swiftly to avoid a recession. On January 3, 2001, between regularly scheduled meetings, the Fed moved to lower the federal funds rate (the rate U.S. banks charge each other for overnight loans) one-half of one percentage point, from 6.50% to 6.00%. Another reduction followed on January 31, 2001, which left the federal funds rate at 5.50%. Reducing rates encourages lower borrowing costs for businesses and consumers, which can help to revitalize the economy.

The Fed rate cuts, combined with an industry-wide phenomenon known as the "January effect," pushed municipal money market yields sharply lower in January.
The "January effect" is a period of lower yields
(and higher prices) that occurs as investors rush to temporarily reinvest money received from coupon payments and maturing bonds in the municipal money market during the first week of January. Under these market conditions, we avoided investing in longer-term money market securities, opting instead to invest primarily in daily and weekly floating-rate securities.

           www.prudential.com  (800) 225-1852

LOOKING AHEAD
Shortly after our reporting period ended, the federal funds rate was cut to 5.00%. Because it may take months for the full effects of the Fed's rate decisions to work into the economy, and because of the lingering decline in stocks, we expect sluggish economic growth to continue for some time.

Under these economic conditions, tax revenues could decline, prompting state and local governments to borrow more money via the issuance of municipal money market securities. Issuance could also pick up as state and local governments sell new lower-coupon securities whose proceeds will be used to retire older higher-coupon debt. We would welcome such increases in supply since this development would provide more attractive buying opportunities for the Series.

Prudential Municipal Series Fund Management Team

Prudential Municipal Series Fund  Massachusetts Money Market Series

       Semiannual Report    February 28, 2001

Financial
  Statements

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                Principal
                                Moody's    Interest   Maturity  Amount        Value (Note
Description (a)                 Rating     Rate       Date      (000)         1)
-----------------------------------------------------------------------------------------------
Brockton, Gen. Oblig., B.A.N.   NR         5.125%     6/21/01   $      500    $    500,665
Decatur, Ind. Dev. Board Solid
 Waste, Amoco Corp. Disp.
 Rev., F.R.D.D.                 VMIG1      3.30       3/01/01          600         600,000
Gulf Coast Waste Disp. Auth.,
 Env. Facs. Rev. F.R.D.D.       P1         3.35       3/01/01          400         400,000
Halifax Cnty., Ind. Facs. &
 Polltn. Ctrl., Westmoreland
 L.G. & E. Ptnrs., Ser. 93
 F.R.D.D., Ser. 93              A1+(c)     3.35       3/01/01        2,000       2,000,000
Holden, Gen. Oblig., F.G.I.C.   Aaa        7.50       3/01/01        1,070       1,070,000
Madison Cnty, Env. Improv.
 Rev., Ser. A, F.R.D.D.         NR         3.30       3/01/01          300         300,000
Mass. Port. Auth.,
 Ser. 96, T.E.C.P.              VMIG1      3.40       3/05/01        5,000       5,000,000
 Ser. Q, F.R.W.D.               VMIG1      3.30       3/07/01        1,000       1,000,000
Mass. St., Central Artery, Ser
 A., T.E.C.P., F.R.D.D.         VMIG1      3.20       3/01/01        2,700       2,700,000
Mass. St. Dev. Fin. Agcy.
 Rev.,
 Notre Dame Hlth. Care Center,
 Ser. 99, F.R.W.D.              VMIG1      3.50       3/01/01          500         500,000
 Semass Proj., Ser. B,
 F.R.W.D., A.M.T.               A-1(c)     3.40       3/07/01        1,000       1,000,000
 Waste Mgmt., Inc., Ser. 99,
 F.R.W.D., A.M.T.               VMIG1      3.60       3/07/01          500         500,000
Mass. St. Hlth. & Edl. Facs.
 Auth. Rev.,
 Cap. Asset Prog., Ser. D,
 F.R.D.D.                       VMIG1      3.05       3/01/01        3,000       3,000,000
 Certificates, Ser. 275,
 F.R.W.D., M.B.I.A.             A1+(c)     3.57       3/01/01          500         500,000
 Harvard Univ., Ser. SGA 97,
 F.R.D.D.                       A1+(c)     3.20       3/01/01        2,500       2,500,000
 Med. Ctr. of Central Mass.,
 Ser. 91A                       Aaa        7.00       7/01/01        1,700(d)    1,748,245
Mass. St. Hsg. Fin. Agcy.
 Rev., Single Family Housing
 Notes, Ser. C-1, A.M.T.        A1+(c)     4.90       6/01/01        2,000       2,000,000

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      Massachusetts Money Market Series
        Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                Principal
                                Moody's    Interest   Maturity  Amount        Value (Note
Description (a)                 Rating     Rate       Date      (000)         1)
-----------------------------------------------------------------------------------------------
Mass. St. Ind. Fin. Agcy. Ind.
 Rev.,
 Hazen Paper Co., Ser. 95,
 F.R.W.D., A.M.T.               A-1(c)     3.50%      3/01/01   $      200    $    200,000
 Peterson American Corp. Ser.
 96, F.R.W.D., A.M.T.           NR         3.45       3/07/01          400         400,000
 Riverdale Mills Corp., Ser.
 95, F.R.W.D., A.M.T.           A-1(c)     3.50       3/01/01          900         900,000
Mass. St. Wtr. Res. Auth.,
 T.E.C.P.                       A1+(c)     4.05       3/06/01        4,000       4,000,000
Mass. St. Wtr. Polltn. Abate.
 Rev.                           A1+(c)     3.20       3/01/01          500         500,000
Midlothian, Ind. Dev. Corp.
 Facs. Rev., F.R.D.D.           VMIG1      3.35       3/01/01          800         800,000
Nantucket, Gen. Oblig., B.A.N.  MIG1       5.25       5/25/01          550         550,530
Oregon St. Economic Dev. Rev.
 Newsprint Proj., Ser. 99,
 F.R.D.D.                       VMIG1      3.30       3/01/01        1,600       1,600,000
Seekonk, Gen. Oblig., B.A.N.    NR         4.45       10/19/01       1,000       1,000,388
Sevier Cnty, Pub. Bldg. Auth.
 Adj. Local Govt. Improv.,
 F.R.D.D.                       VMIG1      3.30       3/01/01          700         700,000
Stoughton, Gen. Oblig.,
 F.S.A., A.M.T.                 Aaa        7.50       5/15/01          507         510,273
                                                                              ------------
Total Investments  36.1%
 (amortized cost
 $36,480,101(e))                                                                36,480,101
Other assets in excess of
 liabilities  63.9%                                                             64,632,802
                                                                              ------------
Net Assets  100%                                                              $101,112,903
                                                                              ------------
                                                                              ------------

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Money Market Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.T.--Alternate Minimum Tax.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(e) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $  36,480,101
Cash                                                                      64,932
Receivable for investments sold                                       64,159,665
Interest receivable                                                      484,043
Receivable for Series shares sold                                        650,465
Other assets                                                               8,339
                                                                 -----------------
      Total assets                                                   101,847,545
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                     620,158
Dividends payable                                                         62,690
Management fee payable                                                    39,416
Deferred trustee's fees                                                    6,270
Distribution fee payable                                                   4,908
Accrued expenses                                                           1,200
                                                                 -----------------
      Total liabilities                                                  734,642
                                                                 -----------------
NET ASSETS                                                         $ 101,112,903
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $   1,011,129
   Paid-in capital in excess of par                                  100,101,774
                                                                 -----------------
Net assets, February 28, 2001                                      $ 101,112,903
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($101,112,903 / 101,112,903 shares of beneficial interest
   issued
   and outstanding; unlimited number of shares authorized)                 $1.00
                                                                 -----------------
                                                                 -----------------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $   2,104,811
                                                                 -----------------
Expenses
   Management fee                                                        253,807
   Distribution fee                                                       63,452
   Custodian's fees and expenses                                          30,000
   Reports to shareholders                                                13,000
   Transfer agent's fees and expenses                                      8,000
   Legal fees and expenses                                                 7,000
   Registration fees                                                       6,000
   Trustees' fees and expenses                                             5,000
   Audit fee                                                               4,000
   Miscellaneous                                                           1,984
                                                                 -----------------
      Total expenses                                                     392,243
Less: Custodian fee credit (Note 1)                                       (2,615)
                                                                 -----------------
    Net expenses                                                         389,628
                                                                 -----------------
Net investment income                                                  1,715,183
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   1,715,183
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                                          Year
                                                   Six Months            Ended
                                                      Ended            August 31,
                                                February 28, 2001         2000
-----------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                         $     1,715,183     $    2,072,051
                                                -----------------    --------------
Dividends (Note 1)                                    (1,715,183)        (2,072,051)
                                                -----------------    --------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                     129,014,225        224,336,862
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends                                        1,652,047          2,028,747
   Cost of shares reacquired                        (117,921,594)      (193,500,915)
                                                -----------------    --------------
   Net increase in net assets from Series
      share transactions                              12,744,678         32,864,694
                                                -----------------    --------------
Total increase                                        12,744,678         32,864,694
NET ASSETS
Beginning of period                                   88,368,225         55,503,531
                                                -----------------    --------------
End of period                                    $   101,112,903     $   88,368,225
                                                -----------------    --------------
                                                -----------------    --------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of eight series. The monies of each series are invested in separate, independently managed portfolios. The Massachusetts Money Market Series (the 'Series') commenced investment operations on August 5, 1991. The Series is nondiversified and seeks to provide the highest level of income that is exempt from Massachusetts State and federal income taxes with minimum risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less and whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      All securities are valued as of 4:30 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Series declares all of its net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with
                                                                          13

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Effective March 31, 2001, PIC changed its name to Prudential Investment Management, Inc.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series. The Fund compensates PIMS for distributing and servicing the Series' shares pursuant to the plans of distribution regardless of expenses actually incurred by PIMS. The Series reimbursed PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series average daily net assets. The distribution fees are accrued daily and payable monthly.

      PIMS, PIFM and PIC are indirect wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2001, the Series incurred fees of approximately $7,100 for the services of PMFS. As of February 28, 2001, approximately $1,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    14

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Proposed Reorganization
On August 23, 2000, the Trustees approved an Agreement and Plan of Reorganization and Liquidation of the Series (the 'Plan of Reorganization') which provides for the transfer of substantially all of the assets and liabilities of the Prudential Municipal Series Fund, Massachusetts Money Market Series to Prudential Tax-Free Money Fund, Inc. Class A shares of the Series will be exchanged at net asset value for Class A shares of the equivalent value of Prudential Tax-Free Money Fund, Inc. The Fund will then cease operations. The Plan of Reorganziation is subject to approval by the shareholders of the Massachusetts Money Market Series.
                                                                          15

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Financial Highlights (Unaudited)

                                                                 Six Months Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and realized gains                                   .02
Dividends and distributions to shareholders                               (.02)
                                                                 -----------------
Net asset value, end of period                                       $    1.00
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                          1.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 101,133
Average net assets (000)                                             $ 102,364
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.77%(c)
   Expenses, excluding distribution and service (12b-1) fees              0.65%(c)
   Net investment income                                                  3.38%(c)

------------------------------
(a) Net of management fee waiver.
(b) Total return includes reinvestment of dividends and distributions.
(c) Annualized.
    16                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Massachusetts Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
         .03                  .02                  .03                  .03(a)               .03(a)
        (.03)                (.02)                (.03)                (.03)                (.03)
    --------             --------             --------             --------             --------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        3.05%                2.35%                2.77%                3.08%                3.12%
    $ 88,368             $ 55,504             $ 62,460             $ 53,441             $ 50,511
    $ 67,879             $ 58,654             $ 55,540             $ 53,078             $ 54,689
         .84%                 .88%                 .84%                 .54%(a)              .55%(a)
         .72%                 .76%                 .71%                 .42%(a)              .43%(a)
        3.05%                2.33%                2.73%                3.04%(a)             3.08%(a)

    See Notes to Financial Statements                                     17

Prudential Municipal Series Fund  Massachusetts Money Market Series

     Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at
(800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
  Small Capitalization Growth Fund
  Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund
Strategic Partners Focused Value Fund

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
     www.prudential.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
  Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

Prudential Municipal Series Fund  Massachusetts Money Market Series

    Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes.
But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

          www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
----------------------------------
Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

----------------------------------
Fund Symbols  NASDAQ       CUSIP
              PRMXX      74435M630

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February
28, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY


MF153E2  74435M630

(LOGO) Printed on Recycled Paper

                                    SEMIANNUAL REPORT    FEBRUARY 28, 2001

Prudential
Municipal Series Fund/
New Jersey Series

FUND TYPE Municipal bond

OBJECTIVE Maximize current income that is exempt from New Jersey State and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Municipal Series Fund/New Jersey Series' (the Series) investment objective is to maximize current income that is exempt from New Jersey State and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Credit Quality

    Expressed as a percentage of total investments as of 2/28/01
     7.6%   AAA
    47.6    AAA Insured
    12.4    AA
     7.3    A
     7.1    BBB
     2.2    BB
     2.5    Cash Equivalents
    13.3    Not Rated* (Prudential ratings used):
            5.3    AAA
            0.7    BBB
            5.0    BB
            2.3    B

*Unrated bonds are believed to be
of comparable quality to the Series'
permissible investments.

Five Largest Issuers

    Expressed as a percentage of
    net assets as of 2/28/01
    4.8%    Puerto Rico Telephone Authority*

    4.6    New Jersey Turnpike Authority

    3.4    Jackson Township School District

    3.3    Union County Improvement
           Authority*

    3.2    New Jersey Economic
           Development Authority*

*Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

Portfolio Composition

    Expressed as a percentage of total investments as of 2/28/01
    62.9%    Revenue Bonds
    19.7     General Obligation Bonds
    14.2     Prerefunded
     0.7     Miscellaneous
     2.5     Cash Equivalents

Holdings are subject to change.

                                www.prudential.com    (800) 225-1852
Performance at a Glance


Cumulative Total Returns1                              As of 2/28/01

                                Six         One             Five             Ten                 Since
                               Months       Year            Years            Years             Inception2
Class A                         5.43%   12.15% (8.79)    29.19% (25.20)    89.49% (80.62)    109.28% (98.19)
Class B                         5.20    11.76  (6.76)    26.93  (25.82)    82.69  (79.53)    137.11  (126.51)
Class C                         5.07    11.49  (9.37)    25.37  (24.00)         N/A           40.43   (38.39)
Class Z                         5.44        12.27            N/A                N/A           26.8    (26.76)
Lipper NJ Muni Debt Fund Avg.3  4.96        11.81           26.91              87.56               ***

Average Annual Total Returns1                            As of 3/31/01

               One          Five            Ten            Since
               Year        Years            Years       Inception2
Class A        7.69%    5.18% (5.16)    6.40% (6.23)    6.62% (6.39)
Class B        5.85     5.33  (5.31)    6.35  (6.17)    6.91  (6.51)
Class C        8.47     5.02  (5.00)        N/A         5.22  (5.15)
Class Z        11.35        N/A             N/A         5.92  (5.90)

Distributions and Yields                               As of 2/28/01

        Total Distributions     30-Day     Taxable Equivalent Yield4 at Tax Rates of
        Paid for Six Months    SEC Yield                 36%      39.6%
Class A        $0.23             3.85%                  6.42%     6.81%
Class B        $0.21             3.72                   6.21      6.85
Class C        $0.20             3.44                   5.74      6.08
Class Z        $0.24             4.23                   7.06      7.48

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and
  Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges.
  The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 3/4/88; Class C,
  8/1/94; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the New Jersey Municipal Debt Fund category. Single-state Municipal Debt funds limit their investments in securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

*** Lipper Since Inception returns are 110.58% for Class A, 144.99%
    for Class B, 43.83% for Class C, and 21.93% for Class Z, based on all funds in each share class.
                                                                 1

(LOGO)                                              April 16, 2001

DEAR SHAREHOLDER,
Over the six-month period covered by this report, the Prudential Municipal Series Fund/New Jersey Series produced solid results for shareholders. The Fund's Class A shares returned 5.43%.
This compared favorably to the 4.96% return for the Lipper
New Jersey Municipal Debt Fund Average. For shareholders paying the initial Class A share sales charge, the Fund's return was 2.27%.

As these returns indicate, municipal bonds rebounded significantly during the reporting period compared to earlier in 2000. Since that time, the Federal Reserve Board (the Fed) has shifted from a "tightening bias" of raising interest rates to temper economic growth to an "easing bias" of lowering interest rates in an attempt to prevent an economic recession. During this declining interest-rate environment, prices climbed sharply in most sectors of the fixed-income market. The municipal market was also aided by positive supply and demand trends.

Your Fund's managers further enhanced results through astute maneuvering within the municipal market and by identifying bonds that possessed strong upside potential. On the following pages, we discuss developments in the municipal bond market in greater detail and delve into some of the strategies employed by your Fund's management team.

As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Series Fund.

  Prudential Municipal Series Fund    New Jersey Series
        Semiannual Report    February 28, 2001

INVESTMENT ADVISER'S REPORT

A STRONG BACKDROP FOR MUNICIPAL BONDS
In general, the municipal bond market registered strong returns during the Fund's six-month reporting period. This was in sharp contrast to last spring and early summer. At that time, the Fed was aggressively raising short-term interest rates in an attempt to slow the pace of economic growth and preempt an increase in inflation.

However, early in our reporting period, signs began to emerge that growth was indeed moderating. As we moved into the fourth quarter of 2000, many financial and economic indicators were rapidly deteriorating. Investors took this as a sign that the Fed's next move would be to lower interest rates, and an impressive rally in most sectors of the fixed-income market followed. Then in January 2001, the Fed lowered interest rates on two occasions, and explained that further cuts might be necessary to ward off a recession. This fueled additional gains in the bond market.

POSITIVE SUPPLY AND DEMAND TRENDS
The municipal market was further buoyed by positive supply
and demand fundamentals. From a supply standpoint, state
and federal municipalities have not needed to issue new bonds at the pace they have in the past. This is largely due to the prolonged economic expansion and the ensuing increased
tax revenue, which caused state and federal municipality borrowing needs to decline. In addition, the supply of new issues shrank due to a drop in the level of refunding activity. Many state and local governments had already replaced higher-cost debt securities with lower-cost bonds to save on interest expenses.
                                                            3

    Prudential Municipal Series Fund    New Jersey Series
         Semiannual Report    February 28, 2001

At the same time, demand for municipal bonds has been on the rise due to a number of factors. First, the severe correction in the stock market in general, and the technology sector in particular, has caused investors to flock to "safer havens" such as high-quality municipal bonds. Second, from December 2000 through January 2001, roughly $35 billion in municipal bonds were "called," or prematurely retired, by their issuers. Many of these securities were issued a decade ago with a provision that allowed them to be called after a 10-year period. Since more recent yields were substantially lower than they were 10 years ago, it was financially beneficial for many issuers to retire their older securities and, in some cases, to reissue new bonds offering lower yields. As a result, many holders of these bonds looked to reinvest their proceeds in the municipal market, further increasing overall demand.

STRATEGICALLY ADJUSTING THE SERIES' PORTFOLIO
A number of strategies were employed that helped the Series register strong results and outperform its benchmark, the Lipper New Jersey Municipal Debt Fund Average, during the period. Perhaps none was more valuable than our decision to sell a portion of our 10- to 15-year bonds last summer and redeploy those assets into longer-duration "deep discount" securities. (Duration is a measure of a bond's interest-rate sensitivity.) These deep discount bonds were out of favor since the coupons they carried were well below prevailing rates.

The primary reason for this move was our belief that yields would decline as the Fed lowered interest rates to stimulate economic growth. As we expected, this lower-interest-rate scenario played out during the fourth quarter of 2000.
This, in turn, increased the attractiveness of our "deep discount" bonds since their coupons were once again competitive in the marketplace. As a result, the price of these bonds increased dramatically. The demand for these issues rose even further as investors looked to reinvest assets from municipal bonds called in December and January.

                                   www.prudential.com    (800) 225-1852

We again shifted the Fund's portfolio in early 2001 as we believed we had captured the upside potential from our "deep discount" strategy. We took profits on these issues and replaced them with bonds maturing in 10 to 20 years.
We feel that this strategy is now more appropriate as the intermediate sector of the municipal bond market offers more favorable risk/reward characteristics, given the existing interest-rate environment.

SECTOR AND SECURITY SELECTION
Another strategy that worked well was our selective holdings in municipal bonds issued by hospitals. A number of factors caused this sector to underperform in recent years. First, a decline in Medicare reimbursement put a strain on hospital balance sheets. Second, many hospitals overbuilt their facilities, and the demand for care did not keep up with the supply of available beds. Third, some hospitals formed alliances with medical practices and physician groups with the hope of capturing patient referrals. However, in many cases, these arrangements proved to be unprofitable for the involved hospitals.

The confluence of these events caused many hospital-backed municipal securities to trade at a considerable discount relative to most other bonds in the market. Sensing that the market was bottoming out, we carefully added a number of these bonds to the Fund's portfolio. We were rewarded for this move as many hospitals took measures to improve their fundamentals. In addition, Congress approved a "one-shot" Medicare reimbursement in 2000, and indicated it is considering further relief. Thus, the Fund's holdings in issues such as Englewood Hospital and St. Peter's Hospital were beneficial to Fund performance.

    Prudential Municipal Series Fund    New Jersey Series
         Semiannual Report    February 28, 2001

LOOKING AHEAD
We are optimistic about the prospects for the municipal bond market, and believe that, over the long run, the demand for municipal bonds will outpace supply. Continued equity market volatility and the aging demographics in the United States should lead to a preference for tax-exempt fixed-income products.

Looking ahead, we are cautious in our approach to the fixed-income market. Given that the Fed has already aggressively lowered interest rates to help rejuvenate the slowing economy, it is unclear whether further rate cuts will be necessary. As such, we are maintaining a neutral position versus the benchmark. When clearer signs appear in terms of the economy, we will reposition the Fund to take advantage of emerging opportunities in the marketplace.

Prudential Municipal Series Fund Management Team

    Prudential Municipal Series Fund    New Jersey Series
        Semiannual Report    February 28, 2001

    Financial
         Statements
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential Municipal Series Fund      New Jersey Series
             Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                       Principal
                                     Moody's   Interest     Maturity   Amount           Value
Description (a)                      Rating    Rate         Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.6%
Bergen Cnty., Utils. Auth., Wtr.
 Poll. Ctrl. Rev., Ser. B,
 F.G.I.C.                            Aaa       5.75%        12/15/05   $    1,000       $  1,086,090
Cape May Cnty. Ind. Poll. Ctrl.,
 Fin. Auth. Rev., Atlantic Cnty.
 Elec. Co., Ser. A, M.B.I.A.         Aaa       6.80          3/01/21        2,615          3,222,621
Carteret Bd. of Ed.,
 Cert. Part., M.B.I.A.               Aaa       6.00          1/15/24          430            468,769
 Cert. Part., M.B.I.A.               Aaa       5.75          1/15/30        1,155          1,224,600
East Orange Bd. of Ed., Cert.
 Part.,
 Cap. Apprec., F.S.A.                Aaa       Zero          8/01/18        1,420            582,470
 Cap. Apprec., F.S.A.                Aaa       Zero          2/01/22        2,845            956,062
 Cap. Apprec., F.S.A.                Aaa       Zero          2/01/24        1,845            556,138
Gloucester Cnty. Impvt. Auth.,
 Solid Waste Rec. Rev., Waste
 Mgmt. Inc. Proj., Ser. A            BBB-(c)   6.85         12/01/29        3,000          3,234,930
Guam Pwr. Auth., Rev., Ser. A,
 A.M.B.A.C.                          Aaa       5.00         10/01/24        1,500          1,473,420
Hudson Cnty. Impvt. Auth.,
 Solid Waste Sys. Rev.               AAA-(c)   7.10          1/01/20        1,950(e)       2,102,744
 Solid Waste Sys. Rev., Ser. 2       BBB-(c)   6.125         1/01/29        1,000            921,880
 Solid Waste Sys. Rev., Ser. A       AAA-(c)   6.10          7/01/20        1,500(e)       1,643,115
 Solid Waste Sys. Rev., Kopper's
 Site Proj., Ser. A, A.M.T.          BBB-(c)   6.125         1/01/29        1,250          1,152,350
Jackson Twnshp.,
 Sch. Dist., F.G.I.C.                Aaa       6.60          6/01/04        1,020          1,110,168
 Sch. Dist., F.G.I.C.                Aaa       6.60          6/01/05          940          1,042,516
 Sch. Dist., F.G.I.C.                Aaa       6.60          6/01/10        1,600          1,890,560
 Sch. Dist., F.G.I.C.                Aaa       6.60          6/01/11        1,600          1,895,216
Jersey City, Gen. Oblig., Ser. A,
 F.S.A.                              Aaa       9.25          5/15/04        4,310          5,014,642
Lenape Regl. High Sch. Dist., Gen.
 Oblig., M.B.I.A.                    Aaa       7.625         1/01/12          400            508,060
Middle Twnshp. Sch. Dist., Gen.
 Oblig., F.G.I.C.                    Aaa       7.00          7/15/05        1,200          1,352,520

    8                                      See Notes to Financial Statements

     Prudential Municipal Series Fund      New Jersey Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   Amount           Value
Description (a)                      Rating    Rate         Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
Middlesex Cnty.,
 Cert. Part., Cap. Apprec.,
 M.B.I.A.                            Aaa       Zero          6/15/25   $    1,250       $    349,863
 Impvt. Auth., Utils. Sys. Rev.,
 Cap. Apprec., Perth Amboy Proj.,
 Ser. B, A.M.B.A.C.                  Aaa       Zero          9/01/19        5,000          1,926,500
Millburn Twnshp.,
 Sch. Dist., Bd. of Ed.              Aaa       5.35%         7/15/13        1,140          1,234,540
 Sch. Dist., Bd. of Ed.              Aaa       5.35          7/15/14        1,135          1,224,018
 Sch. Dist., Bd. of Ed.              Aaa       5.35          7/15/16        1,150          1,227,234
 Sch. Dist., Bd. of Ed.              Aaa       5.35          7/15/17        1,150          1,222,462
Monmouth Cnty., Impvt. Auth. Rev.,
 Howell Twnshp. Bd. of Ed. Proj.     AA-(c)    6.55          7/01/12        3,465(e)       3,673,489
New Jersey Econ. Dev. Auth. Rev.,
 Cap. Apprec., St. Barnabas Med.
 Ctr., Ser. A, M.B.I.A.              Aaa       Zero          7/01/25        6,795          1,897,436
 First Mtg. - Keswick Pines          NR        5.75          1/01/24        2,250          1,801,710
 First Mtg. - The Evergreens         NR        5.875        10/01/12        1,200          1,105,368
 First Mtg. - The Evergreens         NR        6.00         10/01/17        1,425          1,232,368
 First Mtg. - The Evergreens         NR        6.00         10/01/22        1,400          1,171,786
 Marriott Corp., Leisure Park
 Proj.,
 Ser. A                              NR        5.875        12/01/27        1,100            900,152
 Trans. Proj. Sublease, Ser. A,
 F.S.A.                              Aaa       6.00          5/01/16        1,350          1,465,979
New Jersey Econ. Dev. Auth., Dist.
 Heating & Cooling Rev.,
 Trigen-Trenton Proj., Ser. A        BBB-(c)   6.20         12/01/10          600            593,454
New Jersey Econ. Dev. Auth., Econ.
 Dev. Rev.,
 Cap. Apprec., Kapkowski Rd.
 Landfill, Ser. A                    NR        Zero          4/01/08        1,020            640,947
 Kapkowski Rd. Landfill, Ser. A      NR        6.375         4/01/31        2,000          2,020,020
 Nat'l. Assoc. of Accountants        NR        7.50          7/01/01          240            240,691
 Nat'l. Assoc. of Accountants        NR        7.65          7/01/09          950            969,200

    See Notes to Financial Statements                                      9

    Prudential Municipal Series Fund      New Jersey Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   Amount           Value
Description (a)                      Rating    Rate         Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth., Nat.
 Gas Facs. Rev., NUI Corp. Projs.,
 Ser. A, M.B.I.A., A.M.T.            Aaa       5.70%         6/01/32   $    1,500       $  1,563,495
New Jersey Econ. Dev. Auth., Spec.
 Fac. Rev.,
 Continental Airlines Proj.,
 A.M.T.                              Ba2       6.25          9/15/29        2,000          1,860,940
 Continental Airlines Proj.,
 A.M.T.                              Ba2       7.00         11/15/30        2,000          2,019,960
New Jersey Econ. Dev. Auth., Wtr.
 Facs., Gen. Rev., F.G.I.C.,
 A.M.T.                              NR        6.725        11/01/29        5,000(d)       5,550,150
New Jersey Ed. Facs. Auth. Rev.,
 Cap. Impvt. Fund, Ser. A, F.S.A.    Aaa       5.00          9/01/20        2,545          2,529,323
 Farleigh Dickinson Univ., Ser. G    NR        5.70          7/01/28        2,750          2,486,330
 Felician College of Lodi, Ser. D    NR        7.375        11/01/22        1,255          1,280,953
 Princeton Theological, Ser. B       Aaa       5.90          7/01/26        2,500          2,642,600
New Jersey Hlth. Care Facs. Fin.
 Auth. Rev.,
 Atlantic City Med. Ctr., Ser. C     A3        6.80          7/01/11        2,500          2,630,025
 Jersey Shore Med. Ctr., A.M.B.A.C   AAA-(c)   6.00          7/01/09          835(e)         910,125
 Jersey Shore Med. Ctr.,
 A.M.B.A.C.                          Aaa       6.00          7/01/09          630            675,732
 Jersey Shore Med. Ctr.,
 A.M.B.A.C.                          AAA-(c)   6.25          7/01/21          850(e)         933,096
 Jersey Shore Med. Ctr.,
 A.M.B.A.C.                          Aaa       6.25          7/01/21          650            690,865
 Robert Wood Johnson Univ. Hosp.     A1        5.75          7/01/31        2,000          2,068,160
 St. Joseph's Hosp. & Med. Ctr.,
 Ser. A, Connie Lee                  AAA-(c)   5.70          7/01/11        4,375          4,706,100
New Jersey Hlth. Care. Fac Fin
 Auth., Rev. Englewood Hosp. &
 Med. Ctr.                           Baa3      6.75          7/01/24        1,230          1,131,416
 St. Peters Univ. Hosp.,
 Ser. A                              Baa2      6.875         7/01/30        1,750          1,757,542
New Jersey St. Edu. Fac. Auth.,
 Princeton University, Ser. H        Aaa       5.00          7/01/27        2,000          1,981,940

    10                                     See Notes to Financial Statements

    Prudential Municipal Series Fund      New Jersey Series
          Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   Amount           Value
Description (a)                      Rating    Rate         Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
New Jersey St. Hsg. & Mtge. Fin.
 Agcy., Rental Hsg. Rev., Ser. B,
 A.M.T.                              AA-(c)    6.75%        11/01/11   $    2,190       $  2,251,824
New Jersey St. Hwy. Auth.,
 Garden St. Pkwy.,
 Gen. Rev.                           A1        6.20          1/01/10        3,035          3,467,214
 Gen. Rev.                           A1        5.75          1/01/14        2,500          2,733,025
 Gen. Rev.                           A1        5.625         1/01/30        1,650          1,731,098
New Jersey St. Tpke. Auth., Tpke.
 Rev.,
 Ser. C, M.B.I.A.                    Aaa       6.50          1/01/09        1,000          1,152,250
 Ser. A, M.B.I.A.                    Aaa       5.75          1/01/18        7,500          8,013,525
New Jersey St. Trans. Trust Fund
 Auth.,
 Gen. Rev., M.B.I.A.                 NR        14.18         6/15/11        2,475          3,774,103
 Trans. Sys., Ser. A,                Aa2       5.75          6/15/20        4,150          4,564,751
 Trans. Sys., Ser. B, M.B.I.A.       Aaa       5.75          6/15/14        3,500          3,722,530
North Brunswick Twnshp.,
 Bd. of Ed., Gen. Oblig.             AA3       6.80          6/15/06          350            398,594
 Bd. of Ed., Gen. Oblig.             AA3       6.80          6/15/07          350            404,810
 Gen. Oblig.                         A1        6.40          5/15/10          545            573,138
Pohatcong Twnshp. Sch. Dist.,
 F.S.A.                              AAA-(c)   5.20          7/15/22        1,960          2,018,839
Port Auth. New York & New Jersey,
 Ser. 96, F.G.I.C., A.M.T.           Aaa       6.60         10/01/23        2,750          2,980,945
Puerto Rico Commonwealth Aqueduct
 & Sewer Auth., Rev.                 Baa1      5.00          7/01/19        5,000          4,952,300
Puerto Rico Commonwealth,
 Cap. Apprec., Gen. Oblig            Baa1      Zero          7/01/16        2,500          1,173,675
 Cap. Apprec., Gen. Oblig            Baa1      Zero          7/01/17        3,000          1,323,690
 Cap. Apprec., Pub. Improv.,
 M.B.I.A.                            Aaa       Zero          7/01/19        3,500          1,389,675
Puerto Rico Commonwealth Hwy. &
 Trans. Auth., Trans. Rev., Ser.
 A, M.B.I.A.                         Aaa       5.00          7/01/38        2,250          2,197,778

    See Notes to Financial Statements                                     11

   Prudential Municipal Series Fund      New Jersey Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   Amount           Value
Description (a)                      Rating    Rate         Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
Puerto Rico Elec. Pwr. Auth., Pwr.
 Rev., Ser. 95-X, M.B.I.A.           Aaa       6.00%         7/01/12   $    3,295       $  3,609,178
Puerto Rico Ind. Tourist Ed., Med.
 & Envir. Ctr. Facs., Cogen Fac.,
 AES Puerto Rico Proj., A.M.T.       Baa2      6.625         6/01/26        2,675          2,816,026
Puerto Rico Tel. Auth. Rev., Ser.
 I, M.B.I.A., R.I.B.S.               Aaa       7.275         1/25/07        7,875(e)       8,485,313
Rutgers - The St. Univ. of New
 Jersey, Ser. A                      A1        6.40          5/01/13        2,000          2,314,320
Sparta Twnshp. Sch. Dist.,
 M.B.I.A.                            Aaa       5.75          9/01/14        1,000(e)       1,096,090
Union City Sch. Impvt., F.S.A.       Aaa       6.375        11/01/08        1,545          1,775,220
Union Cnty. Impvt. Auth. Rev.,
 Plainfield Bd. of Ed. Proj.,
 F.G.I.C.                            Aaa       6.25          8/01/14        1,175(e)       1,339,007
 Plainfield Bd. of Ed. Proj.,
 F.G.I.C.                            Aaa       6.25          8/01/15        1,250(e)       1,424,475
 Plainfield Bd. of Ed. Proj.,
 F.G.I.C.                            Aaa       6.25          8/01/16        1,330(e)       1,515,641
 Plainfield Bd. of Ed. Proj.,
 F.G.I.C.                            Aaa       6.25          8/01/17        1,415(e)       1,612,506
Virgin Islands Pub. Fin. Auth.
 Rev., Ser. A                        BBB-(c)   6.50         10/01/24          750            802,710
Washington Twnshp. Mun. Utils.
 Auth., Water & Sewer Rev.,
 Cap. Apprec., Ser. A, F.G.I.C.      Aaa       Zero         12/15/22        1,055            335,195
 Cap. Apprec., Ser. A, F.G.I.C.      Aaa       Zero         12/15/25        1,055            282,824
                                                                                        ------------
Total long-term investments (cost
 $160,508,540)                                                                           169,987,109
                                                                                        ------------
SHORT-TERM INVESTMENTS  2.3%
Municipal Secs Trust Certificates
 Ser. 99 Cl. A, F.R.D.D.             A-1-(c)   3.20          3/01/01        1,000          1,000,000
New Jersey Econ. Dev. Auth. Rev.,
 Ref., A.M.B.A.C., F.R.W.D.          P1        2.90          3/01/01        1,400          1,400,000

    12                                     See Notes to Financial Statements

    Prudential Municipal Series Fund      New Jersey Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                     Moody's   Interest     Maturity   Amount           Value
Description (a)                      Rating    Rate         Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth. Wat.
 Fac., Rev., F.R.W.D.                Aaa       2.85%         3/01/01   $    1,700       $  1,700,000
                                                                                        ------------
Total short-term investments
 (cost $4,100,000)                                                                         4,100,000
                                                                                        ------------
Total Investments  98.9%
 (cost $164,608,540; Note 4)                                                             174,087,109
                                                                                        ------------
Other assets in excess of
 liabilities  1.1%                                                                         1,903,962
                                                                                        ------------
Net Assets  100%                                                                        $175,991,071
                                                                                        ------------
                                                                                        ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    Connie Lee--College Construction Loan Insurance Association.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bonds.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown here is the rate at February 28, 2001.
(e) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $164,608,540)                          $ 174,087,109
Cash                                                                      68,590
Interest receivable                                                    2,161,511
Receivable for Series shares sold                                        148,632
Other assets                                                               4,037
                                                                 -----------------
      Total assets                                                   176,469,879
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                     230,906
Dividend payable                                                          75,746
Management fee payable                                                    67,608
Accrued expenses                                                          55,461
Distribution fee payable                                                  42,562
Deferred trustees' fees                                                    6,525
                                                                 -----------------
      Total liabilities                                                  478,808
                                                                 -----------------
NET ASSETS                                                         $ 175,991,071
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     160,560
   Paid-in capital in excess of par                                  165,599,433
                                                                 -----------------
                                                                     165,759,993
   Accumulated net realized gain on investments                          752,509
   Net unrealized appreciation on investments                          9,478,569
                                                                 -----------------
Net assets, February 28, 2001                                      $ 175,991,071
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($132,107,408 / 12,053,375 shares of beneficial interest
      issued and outstanding)                                             $10.96
   Maximum sales charge (3% of offering price)                               .34
                                                                 -----------------
   Maximum offering price to public                                       $11.30
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($41,217,659 / 3,759,552 shares of beneficial
      interest issued and outstanding)                                    $10.96
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($2,452,629
      / 223,714 shares of beneficial interest issued and
      outstanding)                                                        $10.96
   Sales charge (1% of offering price)                                       .11
                                                                 -----------------
   Offering price to public                                               $11.07
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($213,375 / 19,337 shares of beneficial interest
      issued and outstanding)                                             $11.03
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 5,007,082
                                                                 -----------------
Expenses
   Management fee                                                       431,750
   Distribution fee--Class A                                            159,390
   Distribution fee--Class B                                            106,942
   Distribution fee--Class C                                              8,511
   Custodian's fees and expenses                                         44,000
   Transfer agent's fees and expenses                                    34,000
   Reports to shareholders                                               24,000
   Registration fees                                                     24,000
   Legal fees and expenses                                               10,000
   Trustees' fees and expenses                                            5,750
   Audit fee                                                              5,000
   Miscellaneous                                                          8,373
                                                                 -----------------
      Total expenses                                                    861,716
   Less: Custodian fee credit                                            (1,508)
                                                                 -----------------
      Net expenses                                                      860,208
                                                                 -----------------
Net investment income                                                 4,146,874
                                                                 -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
   Investment transactions                                              807,422
   Financial futures transactions                                       136,379
                                                                 -----------------
                                                                        943,801
Net increase in unrealized appreciation on investments                4,022,256
                                                                 -----------------
Net gain on investments                                               4,966,057
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 9,112,931
                                                                 -----------------
                                                                 -----------------

    16                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months             Year
                                                       Ended               Ended
                                                 February 28, 2001    August 31, 2000
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $   4,146,874       $   9,048,924
   Net realized gain (loss) on investment
      transactions                                       943,801            (179,142)
   Net increase (decrease) in unrealized
      appreciation on investments                      4,022,256             (52,835)
                                                 -----------------    ---------------
   Net increase in net assets resulting from
      operations                                       9,112,931           8,816,947
                                                 -----------------    ---------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                         (3,106,094)         (6,061,898)
      Class B                                           (987,495)         (2,890,776)
      Class C                                            (49,605)            (92,509)
      Class Z                                             (3,680)             (3,741)
                                                 -----------------    ---------------
                                                      (4,146,874)         (9,048,924)
                                                 -----------------    ---------------
   Distributions from net realized gains
      Class A                                                 --            (584,921)
      Class B                                                 --            (306,493)
      Class C                                                 --              (9,779)
      Class Z                                                 --                (312)
                                                 -----------------    ---------------
                                                              --            (901,505)
                                                 -----------------    ---------------
   Tax return of capital distributions
      Class A                                                 --              (3,066)
      Class B                                                 --              (1,607)
      Class C                                                 --                 (51)
      Class Z                                                 --                  (2)
                                                 -----------------    ---------------
                                                              --              (4,726)
                                                 -----------------    ---------------
Series share transactions (net of share
   conversions)
   (Note 5):
   Net proceeds from shares sold                       3,688,315           9,732,263
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    2,425,460           5,857,005
   Cost of shares reacquired                         (10,243,288)        (44,474,004)
                                                 -----------------    ---------------
   Net decrease in net assets from Series
      share transactions                              (4,129,513)        (28,884,736)
                                                 -----------------    ---------------
Total increase (decrease)                                836,544         (30,022,944)
NET ASSETS
Beginning of period                                  175,154,527         205,177,471
                                                 -----------------    ---------------
End of period                                      $ 175,991,071       $ 175,154,527
                                                 -----------------    ---------------
                                                 -----------------    ---------------

    See Notes to Financial Statements                                     17

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984, and consists of 8 series. The monies of each series are invested in separate, independently managed portfolios. The New Jersey Series (the 'Series') commenced investment operations in March 1988. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and applicable state income taxes with the minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Fund values municipal securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in sixty days or less are valued at amortized cost which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Dividends and Distributions:    The Series declares daily and pays
dividends of net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate tax-paying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason no federal income tax provision is required.

      Custody Fee Credits:    The Series has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment
                                                                          19

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited) Cont'd.

Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have reponsibility for all investment advisory services pursuant to the Management Agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Effective March 31, 2001, PIC changed its name to Prudential Investment Management, Inc. ('PIM').

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50% of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 28, 2001.

      PIMS advised the Series that it has received approximately $6,300 and $1,900 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended February 28, 2001. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that during the six months ended February 28, 2001, it received approximately $14,800 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

      PIFM, PIMS, PIC and PIM are indirect wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited) Cont'd.

borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. The Fund did not borrow any amounts pursuant to the SCA during the six month period ended February 28, 2001.

      On March 7, 2001, the Series, along with other affiliated registered investment companies, entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximizing commitment under the amended SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a commitment fee .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2001, the Series incurred fees of approximately $28,300 for the services of PMFS. As of February 28, 2001, approximately $4,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2001, were $15,913,719 and $22,865,997, respectively.

      The cost basis of investments for federal income tax purposes at February 28, 2001 was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation of investments for federal income tax purposes was $9,478,569 (gross unrealized appreciation--$11,186,101; gross unrealized depreciation--$1,707,532).

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also
                                                                          21

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited) Cont'd.

available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2001:
Shares sold                                                       67,876    $    735,790
Shares issued in reinvestment of dividends and distributions     167,037       1,795,630
Shares reacquired                                               (660,684)     (7,110,941)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (425,771)     (4,579,521)
Shares issued upon conversion from Class B                       964,361      10,304,663
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    538,590    $  5,725,142
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                      385,474    $  3,979,994
Shares issued in reinvestment of dividends and distributions     370,205       3,843,455
Shares reacquired                                             (2,862,853)    (29,693,117)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (2,107,174)    (21,869,668)
Shares issued upon conversion from Class B                     2,030,267      21,173,413
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (76,907)   $   (696,255)
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                      236,378    $  2,549,101
Shares issued in reinvestment of dividends and distributions      54,570         586,028
Shares reacquired                                               (259,293)     (2,782,311)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      31,655         352,818
Shares reacquired upon conversion into Class A                  (963,918)    (10,304,663)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (932,263)   $ (9,951,845)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                      463,235    $  4,832,767
Shares issued in reinvestment of dividends and distributions     185,299       1,924,201
Shares reacquired                                             (1,384,128)    (14,372,587)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (735,594)     (7,615,619)
Shares reacquired upon conversion into Class A                (2,030,267)    (21,173,413)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (2,765,861)   $(28,789,032)
                                                              ----------    ------------
                                                              ----------    ------------

    22

       Prudential Municipal Series Fund      New Jersey Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2001:
Shares sold                                                       26,797    $    288,299
Shares issued in reinvestment of dividends and distributions       3,819          41,076
Shares reacquired                                                (30,750)       (331,086)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                       (134)   $     (1,711)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                       78,161    $    815,601
Shares issued in reinvestment of dividends and distributions       8,328          86,473
Shares reacquired                                                (33,618)       (350,403)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     52,871    $    551,671
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                       10,479    $    115,125
Shares issued in reinvestment of dividends and distributions         251           2,726
Shares reacquired                                                 (1,729)        (18,950)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                      9,001    $     98,901
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                        9,775    $    103,901
Shares issued in reinvestment of dividends and distributions         275           2,876
Shares reacquired                                                 (5,490)        (57,897)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                      4,560    $     48,880
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          23

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   10.65
                                                                 -----------------
Income from investment operations
Net investment income                                                      .23
Net realized and unrealized gain (loss) on investment
transactions                                                               .31
                                                                 -----------------
   Total from investment operations                                        .54
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.23)
Distributions in excess of net investment income                            --
Distributions from net realized gains on investment
transactions                                                                --
Tax return of capital distributions                                         --
                                                                 -----------------
   Total distributions                                                    (.23)
                                                                 -----------------
Net asset value, end of period                                       $   10.96
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b):                                                          5.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 132,107
Average net assets (000)                                             $ 128,569
Ratios to average net assets:
   Expenses, including distribution fees                                   .93%(d)
   Expenses, excluding distribution fees                                   .68%(d)
   Net investment income                                                  4.87%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                   9%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $  10.67             $  11.31             $  10.97             $  10.87             $  10.98
----------------     ----------------     ----------------         --------             --------
         .52                  .52                  .53                  .55(a)               .57(a)
         .03                 (.55)                 .36                  .29                 (.07)
----------------     ----------------     ----------------         --------             --------
         .55                 (.03)                 .89                  .84                  .50
----------------     ----------------     ----------------         --------             --------
        (.52)                (.52)                (.53)                (.55)                (.57)
          --                   --(c)                --                   --(c)                --
        (.05)                (.09)                (.02)                (.19)                (.04)
          --(c)                --                   --                   --                   --
----------------     ----------------     ----------------         --------             --------
        (.57)                (.61)                (.55)                (.74)                (.61)
----------------     ----------------     ----------------         --------             --------
    $  10.65             $  10.67             $  11.31             $  10.97             $  10.87
----------------     ----------------     ----------------         --------             --------
----------------     ----------------     ----------------         --------             --------
        5.39%                (.40)%               8.40%                7.97%                4.63%
    $122,664             $123,692             $114,090             $ 95,729             $ 74,492
    $122,573             $125,547             $107,206             $ 89,280             $ 61,837
         .92%                 .84%                 .71%                 .70%(a)              .67%(a)
         .67%                 .64%                 .61%                 .60%(a)              .57%(a)
        4.95%                4.66%                4.85%                5.03%(a)             5.19%(a)
          28%                  15%                  18%                  25%                  62%

    See Notes to Financial Statements                                     25

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.66
                                                                     --------
Income from investment operations
Net investment income                                                     .21
Net realized and unrealized gain (loss) on investment
transactions                                                              .30
                                                                     --------
   Total from investment operations                                       .51
                                                                     --------
Less distributions
Dividends from net investment income                                     (.21)
Distributions in excess of net investment income                           --
Distributions from net realized gains on investment
transactions                                                               --
Tax return of capital distributions                                        --
                                                                     --------
   Total distributions                                                   (.21)
                                                                     --------
Net asset value, end of period                                        $ 10.96
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         5.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $41,218
Average net assets (000)                                              $43,131
Ratios to average net assets:
   Expenses, including distribution fees                                 1.18%(d)
   Expenses, excluding distribution fees                                  .68%(d)
   Net investment income                                                 4.62%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $  10.67             $  11.31             $  10.97             $  10.87             $  10.98
    --------             --------         ----------------     ----------------     ----------------
         .49                  .49                  .50                  .50(a)               .53(a)
         .04                 (.55)                 .36                  .29                 (.07)
    --------             --------         ----------------     ----------------     ----------------
         .53                 (.06)                 .86                  .79                  .46
    --------             --------         ----------------     ----------------     ----------------
        (.49)                (.49)                (.50)                (.50)                (.53)
          --                   --(c)                --                   --(c)                --
        (.05)                (.09)                (.02)                (.19)                (.04)
          --(c)                --                   --                   --                   --
    --------             --------         ----------------     ----------------     ----------------
        (.54)                (.58)                (.52)                (.69)                (.57)
    --------             --------         ----------------     ----------------     ----------------
    $  10.66             $  10.67             $  11.31             $  10.97             $  10.87
    --------             --------         ----------------     ----------------     ----------------
    --------             --------         ----------------     ----------------     ----------------
        5.23%                (.71)%               7.97%                7.54%                4.22%
    $ 49,995             $ 79,598             $117,099             $144,992             $188,315
    $ 61,647             $ 96,542             $128,382             $162,330             $222,235
        1.17%                1.14%                1.11%                1.10%(a)             1.07%(a)
         .67%                 .64%                 .61%                 .60%(a)              .57%(a)
        4.69%                4.35%                4.46%                4.63%(a)             4.80%(a)

    See Notes to Financial Statements                                     27

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.66
                                                                      -------
Income from investment operations
Net investment income                                                     .20
Net realized and unrealized gain (loss) on investment
transactions                                                              .30
                                                                      -------
   Total from investment operations                                       .50
                                                                      -------
Less distributions
Dividends from net investment income                                     (.20)
Distributions in excess of net investment income                           --
Distributions from net realized gains on investment
transactions                                                               --
Tax return of capital distributions                                        --
                                                                      -------
   Total distributions                                                   (.20)
                                                                      -------
Net asset value, end of period                                        $ 10.96
                                                                      -------
                                                                      -------
TOTAL RETURN(b):                                                         5.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 2,453
Average net assets (000)                                              $ 2,288
Ratios to average net assets:
   Expenses, including distribution fees                                 1.43%(d)
   Expenses, excluding distribution fees                                  .68%(d)
   Net investment income                                                 4.37%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    28                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
     $10.67               $11.31               $10.97               $10.87               $10.98
    -------              -------              -------              -------              -------
        .47                  .46                  .47                  .48(a)               .50(a)
        .04                 (.55)                 .36                  .29                 (.07)
    -------              -------              -------              -------              -------
        .51                 (.09)                 .83                  .77                  .43
    -------              -------              -------              -------              -------
       (.47)                (.46)                (.47)                (.48)                (.50)
         --                   --(c)                --                   --(c)                --
       (.05)                (.09)                (.02)                (.19)                (.04)
         --(c)                --                   --                   --                   --
    -------              -------              -------              -------              -------
       (.52)                (.55)                (.49)                (.67)                (.54)
    -------              -------              -------              -------              -------
     $10.66               $10.67               $11.31               $10.97               $10.87
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
       4.96%                (.95)%               7.70%                7.27%                3.96%
     $2,385               $1,825               $1,354               $1,637               $1,961
     $2,077               $1,622               $1,274               $1,894               $1,735
       1.42%                1.39%                1.36%                1.35%(a)             1.32%(a)
        .67%                 .64%                 .61%                 .60%(a)              .57%(a)
       4.45%                4.13%                4.21%                4.38%(a)             4.54%(a)

    See Notes to Financial Statements                                     29

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.73
                                                                      -------
Income from investment operations
Net investment income                                                     .24
Net realized and unrealized gain (loss) on investment
transactions                                                              .30
                                                                      -------
   Total from investment operations                                       .54
                                                                      -------
Less distributions
Dividends from net investment income                                     (.24)
Distributions in excess of net investment income                           --
Distributions from net realized gains on investment
transactions                                                               --
Tax return of capital distributions                                        --
                                                                      -------
   Total distributions                                                   (.24)
                                                                      -------
Net asset value, end of period                                        $ 11.03
                                                                      -------
                                                                      -------
TOTAL RETURN(c):                                                         5.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $   213
Average net assets (000)                                              $   143
Ratios to average net assets:
   Expenses, including distribution fees                                  .68%(a)
   Expenses, excluding distribution fees                                  .68%(a)
   Net investment income                                                 5.20%(a)

------------------------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d) Less than $.005 per share.
(e) Commencement of offering of Class Z shares.

    30                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Series
             Financial Highlights (Unaudited) Cont'd.

                                           Class Z
---------------------------------------------------------------------------------------------
                                                                        December 6,
                    Year Ended August 31,                                 1996(e)
--------------------------------------------------------------       Through August 31,
      2000                   1999                   1998                    1997
---------------------------------------------------------------------------------------------
     $10.75                 $11.32                 $10.98                  $11.10
    -------                -------                -------                 -------
        .55                    .54                    .55                     .41(b)
        .03                   (.48)                   .36                     .07
    -------                -------                -------                 -------
        .58                    .06                    .91                     .48
    -------                -------                -------                 -------
       (.55)                  (.54)                  (.55)                   (.41)
         --                     --(d)                  --                      --(d)
       (.05)                  (.09)                  (.02)                   (.19)
         --(d)                  --                     --                      --
    -------                -------                -------                 -------
       (.60)                  (.63)                  (.57)                   (.60)
    -------                -------                -------                 -------
     $10.73                 $10.75                 $11.32                  $10.98
    -------                -------                -------                 -------
    -------                -------                -------                 -------
       5.66%                   .45%                  8.51%                   4.49%
     $  111                 $   62                 $   92                  $   15
     $   72                 $   77                 $   30                  $   10
        .67%                   .64%                   .61%                    .60%(a)(b)
        .67%                   .64%                   .61%                    .60%(a)(b)
       5.22%                  4.86%                  4.96%                   5.13%(a)(b)

    See Notes to Financial Statements                                     31

    Prudential Municipal Series Fund    New Jersey Series
         Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
    Small Capitalization Growth Fund
    Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Target Funds
    International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

balanced/allocation funds
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund
                                    www.prudential.com    (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
    Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
    Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

    Prudential Municipal Series Fund    New Jersey Series
        Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                                www.prudential.com    (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price.
An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

    Prudential Municipal Series Fund    New Jersey Series
        Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT? Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                           www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols    NASDAQ       CUSIP
Class A         PRNJX      74435M788
Class B         PBNJX      74435M796
Class C         PCNJX      74435M531
Class Z         PZNJX      74435M432

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2001, were not audited and, accordingly, no opinion is expressed on them.

                                                  PRSRT STD
                                                 US Postage
                                                    Paid
                                                 Permit 6807
                                                   NY, NY

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


MF138E2    74435M788    74435M796    74435M531    74435M432

(ICON) Printed on Recycled Paper

                                SEMIANNUAL REPORT    FEBRUARY 28, 2001

Prudential
Municipal Series Fund/
New Jersey Money Market Series

FUND TYPE Money market

OBJECTIVE The highest level of current income that is exempt from New Jersey
          State and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

The views expressed in this report and
information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Municipal Series Fund/New Jersey Money
Market Series (the Series) seeks to provide the highest level of current income that is exempt from New Jersey State and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest primarily in a portfolio of short-term tax-exempt debt securities with effective remaining maturities of 13 months or less from the state of New Jersey, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

Money Fund Yield Comparison

(GRAPH)
                                     www.prudential.com    (800) 225-1852

      Performance at a Glance

Fund Facts                                           As of 2/28/01

                           7-Day         Net Asset     Taxable Equivalent Yield*    Weighted Avg.    Net Assets
                        Current Yld.    Value (NAV)    @31%    @36%    @39.6%        Mat. (WAM)      (Millions)
NJ Money
Market Series               3.05%          $1.00        4.72%   5.09%   5.39%         70 Days          $229
iMoneyNet, Inc.
Tax-Free State Specific
Avg. (SB & GP--NJ)**        2.87%          $1.00        4.44%   4.79%   5.07%         52 Days          N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**iMoneyNet, Inc. reports the 7-Day Current Yield, NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State Specific Average (Stock Broker
(SB) & General Purpose (GP)--New Jersey) category as of February 26, 2001. iMoneyNet, Inc. was formerly known as IBC Financial Data, Inc.

Weighted Average Maturity Compared to the Average Money Market Fund

(GRAPH)
                                                                 1

(LOGO)                                              April 16, 2001

DEAR SHAREHOLDER,
The disparate performances of U.S. financial markets during our six-month reporting period ended February 28, 2001, underscore the importance of having a diversified portfolio of investments. A municipal money market fund providing a single-digit return and stable net asset value (NAV) may serve as part of an overall investment strategy that can help offset the negative returns generated by volatile markets.

In fact, total assets in U.S. money market funds reached a record high in the first quarter of 2001, according to the Money Fund Report, a publication of iMoneyNet, Inc.
Not surprisingly, this shift occurred during a time of heightened economic uncertainty when the Federal Reserve
(the Fed) moved quickly to provide monetary stimulus to an ailing U.S. economy.

By analyzing trends in interest rates and in the relative value of tax-exempt money market securities, the Money
Market sector team made decisions that enabled the Series' seven-day current yield to remain higher than average for most of our reporting period. The Series also maintained its $1 per share NAV.

We discuss developments in the tax-exempt money market and explain the Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Series Fund

    Prudential Municipal Series Fund    New Jersey Money Market Series
               Semiannual Report    February 28, 2001

INVESTMENT ADVISER'S REPORT

Through May 2000, the Fed repeatedly increased short-term interest rates to keep the U.S. economy from overheating.
Thus, by the time our six-month reporting period began on September 1, 2000, the once powerful U.S. economic expansion was showing signs of weakness. As a result, many market players believed the Fed was finished raising rates for this business cycle. (Business cycles are recurrent periods of economic expansion and contraction that affect employment and inflation, among other factors.)

With the Fed expected to hold rates steady for the remainder of 2000, fluctuations in municipal money market yields continued to be driven by changes in the supply of, and demand for, these securities. In New Jersey, there was a plentiful supply of one-year temporary school district notes, which are backed by bonds whose proceeds are entitled to the benefits of the New Jersey School Bond Reserve Act or the New Jersey
School Qualified Bond Act.

NEW JERSEY SCHOOL DISTRICT NOTES OFFERED GOOD VALUE
We bought a variety of temporary notes, such as those of Clinton, South Orange/Maplewood, and Hammonton.
They provided attractive yields to compensate for the fact that the size of the individual issues tends to be relatively small.

Our purchases of one-year temporary notes and other
securities positioned the Series so that its weighted
average maturity (WAM) was longer than that of the
iMoneyNet, Inc. Tax-Free State Specific Average
throughout the autumn of 2000. (WAM is a measurement
tool that determines a fund's sensitivity to changes
in the level of interest rates. Among other factors,
it takes into account the maturity level of each
security held by a fund.) Having a longer-than-average
WAM was a good strategy because it helped the Series'
yield remain higher, particularly as tax-exempt
money market yields declined in January 2001.
                                                      3

   Prudential Municipal Series Fund    New Jersey Money Market Series
             Semiannual Report    February 28, 2001

KEEPING THE ECONOMIC EXPANSION ON TRACK
Yields began their downward trend after Fed policymakers hinted that they were poised to cut rates. Economic growth slowed considerably as the year 2000 drew to a close, possibly attributable to higher oil prices, the weak stock market, and the impact of the Fed's earlier rate hikes. As a result, the Fed needed to act quickly to avoid a recession, and did so by reducing rates one-half of one percentage point on January 3, 2001, and again on January 31, 2001. Reducing rates encourages lower borrowing costs for businesses and consumers, which can help revitalize the economy.

Despite the generally low level of municipal money market yields in January and February 2001, we were able to buy attractively priced bond anticipation notes (BANs) of Vineland, Bridgewater, and Chatham. These purchases kept the Series positioned longer than its competitive average during the final two months of our reporting period.

LOOKING AHEAD
Shortly after our reporting period ended, the Fed reduced interest rates another half of a percentage point.
Because it takes many months for the central bank's rate decisions to work their way into the economy, and because of the lingering bear market in stocks, we expect sluggish economic growth to continue for some time.

Under these economic conditions, tax revenues could decline, prompting state and local governments to borrow more money via the issuance of municipal money market securities. Issuance could also pick up as state and local governments sell new lower-coupon securities whose proceeds will be used to retire older higher-coupon securities. We would welcome such increases in the supply of bonds of creditworthy issuers since this development would provide more attractive buying opportunities for the Series.

Prudential Municipal Series Fund Management Team

       Prudential Municipal Series Fund      New Jersey Money Market Series
           Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                        Principal
                                      Moody's   Interest    Maturity    Amount          Value
Description (a)                       Rating    Rate        Date        (000)           (Note 1)
---------------------------------------------------------------------------------------------------------
Allendale, Temporary Nts.             NR        3.75%        8/09/01    $    4,726      $  4,735,290
Bear Stearns Muni Secs. Trust, NJ
 Transit Corp., Ser 00-99,
 F.R.D.D., A.M.B.A.C.                 A-1(c)    3.20         3/01/01         9,000         9,000,000
Brick Twnshp.,
 B.A.N., Ser. 2000                    MIG1      4.75         5/11/01         4,912         4,915,659
 Impvt., Ser. 2000, F.S.A.            Aaa       5.25         5/01/01           712           712,919
Bridgewater Twnshp., B.A.N.           NR        4.00         1/30/02         6,500         6,537,568
Burlington Cnty., B.A.N., Ser.
 2000C                                NR        4.625        4/20/01         3,000         3,001,550
Chatham Borough, B.A.N.               NR        3.39         2/01/02         1,449         1,449,313
Clinton Bd. of Ed., Temporary Nts.    NR        4.25         9/11/01         3,650         3,670,886
Cranford Twnshp., B.A.N.              NR        4.35         3/16/01         2,000         2,000,118
Delaware River Port Auth.,
 Merlots, Ser. 00-B4, F.R.W.D.,
 F.G.I.C.                             VMIG1     3.20         3/07/01         4,910         4,910,000
 Merlots, Ser. 00-K, F.R.W.D.,
 F.S.A.                               VMIG1     3.20         3/07/01         4,000         4,000,000
 Morgan Stanley Dean Witter, Ser.
 396, F.R.W.D., F.S.A.                VMIG1     3.39         3/01/01         5,880         5,880,000
 Ser. A89, F.R.D.D., F.S.A.           A-1+(c)   3.20         3/01/01         2,000         2,000,000
Essex Cnty. Improv. Auth. Rev.,
 Cnty. Correctional Fac., Ser.
 SSP37, F.R.W.D., F.G.I.C.            VMIG1     3.13         3/07/01         5,000         5,000,000
Hackensack Twnshp., G.O., B.A.N.      NR        5.25         6/01/01         3,568         3,571,597
Hammonton Bd. of Ed., Temporary
 Nts., Ser. 01B                       NR        3.33        10/26/01         5,000         5,000,936
Hudson Cnty., Correctional Fac.,
 Ser. 99-A9, F.R.W.D., M.B.I.A.       VMIG1     3.10         3/07/01         8,000         8,000,000
Irvington Twnshp. G.O., B.A.N.        MIG1      4.875        3/23/01           659           659,575
Jersey City, B.A.N.                   SP-1+(c)  4.60         9/14/01         1,755         1,756,814
Linden, G.O., B.A.N., Ser. 2000       NR        5.25         6/12/01         2,790         2,794,129
Michigan St. Strategic Fund, Dow
 Chemical, Ser. 2000, F.R.D.D.,
 A.M.T.                               P-1       3.35         3/01/01           300           300,000
Monmouth Cnty., G.O., Ser. 95         NR        4.50         7/15/01         1,000         1,000,513
Montclair Twnshp.,
 B.A.N.                               NR        5.35         5/18/01         1,900         1,901,738
 Temporary Nts.                       NR        5.25         5/18/01         4,900         4,903,989

    See Notes to Financial Statements                                      5

      Prudential Municipal Series Fund      New Jersey Money Market Series
      Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's   Interest    Maturity    Amount          Value
Description (a)                       Rating    Rate        Date        (000)           (Note 1)
---------------------------------------------------------------------------------------------------------
New Brunswick, Temporary Nts.         NR        4.80%        8/31/01    $    4,000      $  4,009,633
New Jersey Health Care Fac. Fin.
 Auth. Rev.,
 Hackensack Medical Ctr., Ser. 91     NR        6.25         7/01/01         2,400(e)      2,423,815
 St. Peter's Univ. Hosp., Ser. 00B,
 F.R.W.D.                             VMIG1     3.05         3/07/01         1,480         1,480,000
New Jersey Hsg. & Mtg. Fin. Agy.,
 Eagle Tax Exempt, Trust 92A, Ser.
 3001, F.R.W.D.                       A-1+(c)   3.42         3/01/01         3,075         3,075,000
New Jersey Sports & Expo. Auth.,
 Ser. 00A                             NR        4.75         3/01/01         1,545         1,545,000
New Jersey St. G.O., Bond, Ser. E     Aa1       5.50         7/15/01         2,660         2,679,590
New Jersey St. Econ. Dev. Auth.,
 Adam Spence Corp., Ser. 97,
 F.R.W.D., A.M.T.                     NR        3.20         3/07/01         1,725         1,725,000
 AFL Qual. Inc. Proj., F.R.W.D.,
 A.M.T.                               A-1(c)    3.40         3/01/01         3,600         3,600,000
 AIRIS Newark, Ser. 1998, F.R.W.D.,
 A.M.B.A.C.                           A-1+(c)   3.35         3/01/01         3,800         3,800,000
 Alpha Assoc. & Avallone, Ser. 98,
 F.R.W.D.                             A-1(c)    3.10         3/07/01         2,560         2,560,000
 Bayshore Hlth. Care, Ser. 98A,
 F.R.W.D.                             VMIG1     3.45         3/01/01         3,800         3,800,000
 Elizabeth Twn. Wtr. Co., Ser. B,
 F.R.W.D., A.M.B.A.C., A.M.T.         A-1+(c)   2.95         3/07/01         7,400         8,500,000
 Jewish Home At Rockleigh, Ser.
 98A, F.R.W.D.                        VMIG1     3.45         3/02/01        10,000        10,000,000
 Joseph Moreng, Jr. & James Moreng,
 Ser. 98, F.R.W.D., A.M.T.            NR        3.15         3/07/01         2,395         2,395,000
 Kent Place, Ser. 92L, F.R.W.D.       VMIG1     3.45         3/01/01         1,600         1,600,000
 Michael Shalit Proj., Ser. 93,
 F.R.D.D.                             NR        3.10         3/01/01           785           785,000
 National Refridgerants, Ser. 94A,
 F.R.W.D., A.M.T.                     P-1       3.25         3/07/01           200           200,000
 NJ Performing Arts Ctr., Ser. 91     NR        6.75         6/15/01         1,240(e)      1,276,813

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
       Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's   Interest    Maturity    Amount          Value
Description (a)                       Rating    Rate        Date        (000)           (Note 1)
---------------------------------------------------------------------------------------------------------
 NUI Corp. Proj., Natural Gas Facs.
 Rev., Ser. 96A, F.R.D.D.,
 A.M.B.A.C., A.M.T.                   VMIG1     2.95%        3/01/01    $      400      $    400,000
 Office Court Assoc. Proj., Ser.
 89, F.R.W.D., A.M.T.                 A-1(c)    3.15         3/07/01         2,900         2,950,000
 Peddie Sch. Proj., Ser. 94B,
 F.R.W.D.                             A-1(c)    3.40         3/01/01         3,000         3,000,000
 United Water, Ser. 96A, F.R.D.D.,
 A.M.B.A.C.                           VMIG1     2.85         3/01/01         1,100         1,100,000
 V.P.R. Commerce Ctr., Ser. 89,
 F.R.W.D., A.M.T.                     A-1(c)    3.40         3/01/01         6,300         6,300,000
 Volvo America Corp., Ser. 84,
 F.R.W.D.                             NR        4.125        3/01/01         1,500         1,500,000
New Jersey St. Tpke. Auth. Rev.,
 Merlots, Ser. 91D, F.R.W.D.,
 F.G.I.C.                             VMIG1     2.85         3/07/01         2,000         2,000,000
 Merlots, Ser. OO-EEE, F.R.W.D.,
 M.B.I.A.                             VMIG1     3.20         3/07/01         5,000         5,000,000
New Jersey St. Trans. Trust Fund
 Auth., Trans. Sys. Bds., Ser. 97A    NR        5.00         6/15/01         3,000         3,005,653
New Jersey St. Transit Corp., Cert.
 of Part., Putters, Ser. 148,
 F.R.W.D., A.M.B.A.C.                 A-1+(c)   3.27         3/01/01           700           700,000
New Jersey St.,
 G.O., Ser. 2001A                     P-1       2.30         3/02/01         4,000         4,000,000
 G.O., Ser. E                         NR        4.50         3/01/01           525           525,000
Special Tax Oblig., Ser. 2001A        P-1       3.50         6/13/01         2,400         2,400,000
Passaic Valley Water Commission,
 Water Supply Sys., Ser. 2000A,
 M.B.I.A.                             Aaa       4.75        11/01/01           310           310,702
Port Auth. of New York & New
 Jersey,
 Merlots, Ser. 00Z, F.R.W.D.,
 M.B.I.A., A.M.T.                     VMIG1     3.25         3/07/01         4,985         4,985,000
 Ser. 3, F.R.D.D.                     VMIG1     2.95         3/01/01         8,700         8,700,000
 Ser. 4, F.R.D.D., A.M.T.             VMIG1     3.00         3/01/01         1,700         1,700,000

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      New Jersey Money Market Series
       Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's   Interest    Maturity    Amount          Value
Description (a)                       Rating    Rate        Date        (000)           (Note 1)
---------------------------------------------------------------------------------------------------------
 Ser. 5, F.R.D.D.                     VMIG1     2.95%        3/01/01    $      200      $    200,000
 Ser. 93-2, F.R.W.D.                  NR        3.42         3/06/01         7,000         7,000,000
 Ser. 112, Bond, A.M.T.               A1        4.50        12/01/01         2,465         2,465,000
Providence Hsg. Auth., Cathedral
 Square Apt., Ser. 00A, F.R.D.D.,
 A.M.T.                               A-1(c)    3.35         3/01/01         1,900         1,900,000
Randolph Twnshp., G.O., B.A.N.        NR        4.50         9/14/01         2,867         2,869,964
Rutgers St. Univ., Univ. Rev., Ser.
 P                                    NR        6.85         5/01/01         3,050(e)      3,123,752
South Bound Brook Bd. of Ed.,
 Promissory Nts.                      NR        4.625        9/14/01         6,291         6,300,519
South Orange--Maplewood Bd. of Ed.,
 Temporary Nts., Ser. 00              NR        4.75        12/01/01         2,000         2,005,048
Trenton NJ., G.O., Temporary Nts.     MIG1      4.50        12/20/01         4,287         4,294,424
Trenton Sch. Dist., G.O., F.S.A.      Aaa       5.25         3/01/01           175           175,000
Union Beach, G.O., Ser. 2001,
 F.G.I.C.                             Aaa       4.30         1/15/02           175           176,798
Vineland, B.A.N., A.M.T.              NR        3.75         1/17/02         1,500         1,509,634
Warren Cnty., G.O., Ser. 2000D,
 F.G.I.C.                             Aaa       4.60        11/15/01           195           195,464
Washington St. Hsg. Fin.
 Commission, Summer Ridge Apts.,
 Ser. 99A, F.R.D.D., A.M.T.           A-1(c)    3.35         3/01/01           400           400,000
                                                                                        ------------
Total Investments  98.0%
 (Amortized cost $224,349,403; (d))                                                      224,349,403
Other assets in excess of
 liabilities  2.0%                                                                         4,479,294
                                                                                        ------------
Net Assets  100%                                                                        $228,828,697
                                                                                        ------------
                                                                                        ------------

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
        Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    M.B.I.A.--Municipal Bond Insurance Corporation.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) The cost of securities for federal income tax purposes is substantially the same as for financial statement purposes.
(e) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      New Jersey Money Market Series
               Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $ 224,349,403
Cash                                                                      84,397
Receivable for Series shares sold                                      5,574,379
Interest receivable                                                    2,289,137
Deferred expenses and other assets                                         2,810
                                                                 -----------------
      Total assets                                                   232,300,126
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                   2,207,326
Payable for investments purchased                                      1,102,604
Management fee payable                                                    87,596
Dividends payable                                                         57,942
Distribution fee payable                                                  10,814
Accrued expenses and other liabilities                                     5,147
                                                                 -----------------
      Total liabilities                                                3,471,429
                                                                 -----------------
NET ASSETS                                                         $ 228,828,697
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $   2,288,287
   Paid-in capital in excess of par                                  226,540,410
                                                                 -----------------
Net assets, February 28, 2001                                      $ 228,828,697
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($228,828,697 / 228,828,697 shares of beneficial interest
   issued and outstanding; unlimited number of shares
   authorized)                                                             $1.00
                                                                 -----------------
                                                                 -----------------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
                  Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $   4,087,649
                                                                 -----------------
Expenses
   Management fee                                                        503,527
   Distribution fee                                                      125,882
   Custodian's fees and expenses                                          34,000
   Transfer agent's fees and expenses                                     27,000
   Reports to shareholders                                                21,000
   Legal fees and expenses                                                 9,000
   Registration fees                                                       8,000
   Trustees' fees and expenses                                             6,000
   Audit fee                                                               4,000
   Miscellaneous                                                           2,601
                                                                 -----------------
      Total expenses                                                     741,010
Less: Custodian fee credit (Note 1)                                       (4,389)
                                                                 -----------------
    Net expenses                                                         736,621
                                                                 -----------------
Net investment income                                                  3,351,028
                                                                 -----------------
Realized Gain on Investments
Net realized gain on investment transactions                               5,137
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   3,356,165
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      New Jersey Money Market Series
               Statement of Changes in Net Assets (Unaudited)

                                                  Six Months              Year
                                                     Ended                Ended
                                               February 28, 2001     August 31, 2000
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $     3,351,028      $     6,275,433
   Net realized gain on investment
      transactions                                        5,137                4,796
                                               -----------------    -----------------
   Net increase in net assets resulting from
      operations                                      3,356,165            6,280,229
                                               -----------------    -----------------
Dividends and distributions to shareholders
(Note 1)                                             (3,356,165)          (6,280,229)
                                               -----------------    -----------------
Series share transactions (at $1 per share)
   Net proceeds from shares subscribed              349,254,290          868,442,991
   Net asset value of shares issued in
      reinvestment of dividends                       3,293,688            6,087,872
   Cost of shares reacquired                       (319,179,716)        (886,074,658)
                                               -----------------    -----------------
   Net increase (decrease) in net assets
      from Series share transactions                 33,368,262          (11,543,795)
                                               -----------------    -----------------
Total increase (decrease)                            33,368,262          (11,543,795)
NET ASSETS
Beginning of period                                 195,460,435          207,004,230
                                               -----------------    -----------------
End of period                                   $   228,828,697      $   195,460,435
                                               -----------------    -----------------
                                               -----------------    -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New Jersey Money Market Series
                Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 8 series. The monies of each series are invested in separate, independently managed portfolios. The New Jersey Money Market Series (the 'Series') commenced investment operations on December 3, 1990. The Series is nondiversified and seeks to achieve its investment objective of providing the highest level of income that is exempt from New Jersey state and federal income taxes with a minimum of risk by investing in 'investment grade' tax-exempt securities maturing within 13 months or less and whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      All securities are valued as of 4:30 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. The Series amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Series declares daily dividends from net investment
income and net realized short-term capital gains or losses. Payment of dividends is made monthly.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
                                                                          13

       Prudential Municipal Series Fund      New Jersey Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'), a wholly owned subsidiary of Prudential. The subadvisory agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Effective March 31, 2001 PIC changed its name to Prudential Investment Management, Inc. ('PIM'). PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises the subadviser's performance of such services.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series shares. The Series compensates PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

      PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended February 28, 2001, the Series incurred fees of approximately $24,700 for the services of PMFS. As of February 28, 2001, approximately $4,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

   Prudential Municipal Series Fund    New Jersey Money Market Series

   Financial
        Highlights
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential Municipal Series Fund      New Jersey Money Market Series
                     Financial Highlights (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   1.00
Net investment income and net realized gains                              .02
Dividends and distributions                                              (.02)
                                                                   ----------
Net asset value, end of period                                       $   1.00
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a):                                                         1.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $228,829
Average net assets (000)                                             $203,080
Ratios to average net assets:
   Expenses, including distribution fee and service (12b-1)
   fees                                                                   .74%(b)
   Expenses, excluding distribution fee and service (12b-1)
   fees                                                                   .61%(b)
   Net investment income                                                 3.33%(b)

------------------------------
(a) Total return includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b) Annualized.

    16                                     See Notes to Financial Statements

     Prudential Municipal Series Fund      New Jersey Money Market Series
               Financial Highlights (Unaudited) Cont'd.

                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
         .03                  .03                  .03                  .03                  .03
        (.03)                (.03)                (.03)                (.03)                (.03)
----------------     ----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        3.12%                2.52%                2.87%                2.82%                2.92%
    $195,460             $207,004             $200,915             $199,472             $181,396
    $204,697             $209,479             $198,647             $196,223             $192,617
         .72%                 .72%                 .73%                 .73%                 .70%
         .59%                 .59%                 .60%                 .60%                 .57%
        3.07%                2.49%                2.82%                2.78%                2.89%

    See Notes to Financial Statements                                     17

    Prudential Municipal Series Fund    New Jersey Money Market Series
                Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
    Small Capitalization Growth Fund
    Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Target Funds
    International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund
                                    www.prudential.com    (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
    Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
    Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

  *Not currently exchangeable with the Prudential mutual funds.

    Prudential Municipal Series Fund    New Jersey Money Market Series
           Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate.
Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks.
The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes.
But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                                 www.prudential.com    (800) 225-1852

   FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols    NASDAQ     CUSIP
                PNJXX    74435M762

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2001, were not audited and, accordingly, no opinion is expressed on them.

                                              BULK RATE
                                             U.S. POSTAGE
                                                 PAID
                                              Permit 6807
                                             New York, NY
(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF147E2    74435M762

(ICON) Printed on Recycled Paper

SEMIANNUAL REPORT   FEBRUARY 28, 2001

Prudential
Municipal Series Fund/
New York Series

Fund Type Municipal bond

Objective Maximize current income that is exempt from New York State, New York City, and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

        (LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Municipal Series Fund/New York Series'
(the Series) investment objective is to maximize current income that is exempt from New York State, New York
City, and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax
(AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Credit Quality
Expressed as a percentage of total
investments as of 2/28/01
12.2%  AAA
 5.5   AA
18.7   A
18.1   BBB
 1.5   BB
35.8   Insured
 0.4   Cash Equivalents
 7.8   Not Rated* (Prudential ratings used):
       2.0      AAA
       0.7      BBB
       1.4      BB
       3.7      B

*Unrated bonds are believed to be of comparable quality to the Series' permissible investments.

Five Largest Issuers
Expressed as a percentage of
net assets as of 2/28/01
6.9%  New York City General Obligation*

6.5  New York State Urban
     Development Corp. Revenue

5.8  Metropolitan Transportation
     Authority Facs. Revenue

4.6  New York State Local
     Government Assistance Corp.

4.2  Metropolitan Transportation
     Authority New York Service Contract

*Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

Portfolio Composition
Expressed as a percentage of total
investments as of 2/28/01
45.1% Revenue Bonds
41.7  General Obligation Bonds
11.5  Prerefunded
 1.3  Miscellaneous
 0.4  Cash Equivalents

Holdings are subject to change.

      www.prudential.com  (800) 225-1852

Performance at a Glance

Cumulative Total Returns1                      As of 2/28/01

                                  Six      One        Five             Ten              Since
                                 Months   Year        Years           Years           Inception2
Class A                          5.49%   12.63%   30.61% (30.50)  97.10% (96.77)   111.77% (111.41)
Class B                          5.35    12.35    28.44  (28.33)  90.14  (89.82)   231.61  (230.78)
Class C                          5.22    12.07    26.85  (26.75)       N/A         42.62   (42.38)
Class Z                          5.61    13.00         N/A             N/A         27.44   (27.33)
Lipper NY Muni Debt Fund Avg.3   5.12    12.07    27.87               90.16             ***

Average Annual Total Returns1                  As of 3/31/01
                        One        Five           Ten          Since
                       Year       Years          Years       Inception2
Class A               7.93%    5.45% (5.43)  6.75% (6.73)    6.74% (6.72)
Class B               5.99     5.56  (5.54)  6.69  (6.67)    7.57  (7.55)
Class C               8.61     5.25  (5.23)      N/A         5.44  (5.42)
Class Z              11.53         N/A           N/A         5.99  (5.97)

Distributions and Yields                       As of 2/28/01

                      Total Distributions       30-Day         Taxable Equivalent Yield4 at Tax Rates of
                      Paid for Six Months      SEC Yield                36%             39.6%
Class A                     $0.29                4.02%                6.74%             7.15%
Class B                     $0.27                3.89                 6.53              6.91
Class C                     $0.26                3.60                 6.04              6.40
Class Z                     $0.30                4.39                 7.36              7.80

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class
A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for
Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/13/84;
Class C, 8/1/94; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the New York Municipal Debt Fund category. Single-state
Municipal Debt funds limit their investments in securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

*** Lipper Since Inception returns are 105.37% for Class
A, 246.95% for Class B, 44.28% for Class C, and 22.88% for Class Z, based on all funds in each share class.

(LOGO)                         April 16, 2001

DEAR SHAREHOLDER,
Over the six-month period covered by this report, the Prudential Municipal Series Fund/New York Series produced solid results for shareholders. The Series'
Class A shares returned 5.49%. This compared favorably to the 5.12% return for the Lipper New York
Municipal Debt Fund Average. For shareholders paying the initial Class A share sales charge, the Series' return was 2.32%.

As these returns indicate, municipal bonds rebounded significantly during the reporting period compared to earlier in 2000. Since that time, the Federal
Reserve Board (the Fed) shifted from a "tightening bias" of raising interest rates to temper economic growth to an "easing bias" of lowering interest rates in an attempt to prevent an economic recession. During this declining interest-rate environment, prices climbed sharply in most sectors of the fixed-income market. The municipal market was also aided by positive supply and demand trends.

Your Series' managers further enhanced results through astute maneuvering within the municipal market and by identifying bonds that possessed strong upside potential. On the following pages, we discuss developments in the municipal bond market in greater detail and delve into some of the strategies employed by your Series' management team.

As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund  New York Series

     Semiannual Report  February 28, 2001

INVESTMENT ADVISER'S REPORT

A STRONG BACKDROP FOR MUNICIPAL BONDS
In general, the municipal bond market registered strong returns during the Series' six-month reporting period.
This was in sharp contrast to last spring and early summer.
At that time, the Fed was aggressively raising short-term interest rates in an attempt to slow the pace of economic growth and preempt an increase in inflation.

However, early in our reporting period, signs began to emerge that growth was indeed moderating. As we moved into the fourth quarter of 2000, many financial and economic indicators were rapidly deteriorating. Investors took this as a sign that the Fed's next move would be to lower interest rates, and an impressive rally in most sectors of the fixed-income market followed. Then in January 2001, the Fed lowered interest rates on two occasions, and explained that further cuts might be necessary to ward off a recession. This fueled additional gains in the bond market.

POSITIVE SUPPLY AND DEMAND TRENDS
The municipal market was further buoyed by positive supply and demand fundamentals. From a supply standpoint, state and federal municipalities have not needed to issue new bonds at the pace they have in the past. This is largely due to the prolonged economic expansion and the ensuing increased tax revenue, which caused state and federal municipality borrowing needs to decline. In addition, the supply of new issues shrank due to a drop in the level of refunding activity. Many state and local governments had already replaced higher-cost debt securities with lower-cost bonds to save on interest expenses.

At the same time, demand for municipal bonds has been on
the rise due to a number of factors. First, the severe
correction in the stock market in general, and the technology sector in particular, has caused investors to flock to
"safer havens" such as high-quality municipal bonds.
Second, from December
                                    3

Prudential Municipal Series Fund  New York Series

    Semiannual Report  February 28, 2001

2000 through January 2001, roughly $35 billion in municipal bonds were "called," or prematurely retired, by their issuers. Many of these securities were issued a decade ago with a provision that allowed them to be called after a 10-year period. Since more recent yields were substantially lower than they were 10 years ago, it was financially beneficial for many issuers to retire their older securities and, in some cases, to reissue new bonds offering lower yields.
As a result, many holders of these bonds looked to reinvest their proceeds in the municipal market, further increasing overall demand.

STRATEGICALLY ADJUSTING THE SERIES' PORTFOLIO
A number of strategies were employed that helped the Series register strong results and outperform its benchmark, the Lipper New York Municipal Debt Fund Average, during the period. Perhaps none was more valuable than our decision to sell a portion of our 10- to 15-year bonds last summer and redeploy those assets into longer-duration "deep discount" securities. (Duration is a measure of a bond's interest-rate sensitivity.) These "deep discount" bonds were out of favor since the coupons they carried were well below prevailing rates.

The primary reason for this move was our belief that yields would decline as the Fed lowered interest rates to stimulate economic growth. As we expected, this lower-interest-rate scenario played out during the fourth quarter of 2000. This, in turn, increased the attractiveness of our "deep discount" bonds since their coupons were once again competitive in the marketplace.
As a result, the price of these bonds increased dramatically. The demand for these issues rose even further as investors looked to reinvest assets from municipal bonds called in December and January.

We again shifted the Series' portfolio in early 2001 as we believed we had captured the upside potential from our "deep discount" strategy. We took profits on these issues and replaced them with bonds maturing in 10 to 15 years. We feel that this strategy is now more appropriate as the intermediate sector of the municipal bond market offers more favorable risk/reward characteristics, given the existing interest-rate environment.

         www.prudential.com  (800) 225-1852

SECTOR AND SECURITY SELECTION
Another strategy that worked well was our selective holdings in municipal bonds issued by hospitals. A number of factors caused this sector to underperform in recent years. First, a decline in Medicare reimbursement put a strain on hospital balance sheets.
Second, many hospitals overbuilt their facilities, and the demand for care did not keep up with the supply of available beds. Third, some hospitals formed alliances with medical practices and physician groups with the hope of capturing patient referrals. However, in many cases, these arrangements proved to be unprofitable for the involved hospitals.

The confluence of these events caused many hospital-backed municipal securities to trade at a considerable discount relative to most other bonds in the market.
Sensing that the market was bottoming out, we carefully added a number of these bonds to the Series' portfolio.
We were rewarded for this move as many hospitals took measures to improve their fundamentals. In addition, Congress approved a "one-shot" Medicare reimbursement in 2000, and indicated that it is considering further relief. Thus, the Series' holdings in issues such as Brookhaven Memorial Hospital and Medical Center were beneficial to Series' performance.

LOOKING AHEAD
We are optimistic about the prospects for the municipal bond market, and believe that, over the long run, the demand for municipal bonds will outpace supply. Continued equity market volatility and the aging demographics in the United States should lead to a preference for tax-exempt fixed-income products.

Looking ahead, we are cautious in our approach to the fixed-income market. Given that the Fed has already aggressively lowered interest rates to help rejuvenate the slowing economy, it is unclear whether further rate cuts will be necessary. As such, we are maintaining a neutral position versus the benchmark. When clearer signs appear in terms of the economy, we will reposition the Series to take advantage of emerging opportunities in the marketplace.

Prudential Municipal Series Fund Management Team

       Prudential Municipal Series Fund      New York Series
             Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                         Principal
                                         Moody's   Interest   Maturity   Amount          Value
Description (a)                          Rating    Rate       Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.9%
----------------------------------------------------------------------------------------
Albany Mun. Wtr. Fin. Auth. Wtr. &
 Swr. Sys. Rev.,
 Cap. Apprec., Ser. A, F.G.I.C.          Aaa       Zero       12/01/20   $    2,165      $    777,625
 Cap. Apprec., Ser. A, F.G.I.C.          Aaa       Zero       12/01/21        1,160           394,005
 Cap. Apprec., Ser. A, F.G.I.C.          Aaa       Zero       12/01/22          560           180,186
Brookhaven Ind. Dev. Agcy. Civic Fac.
 Rev., Memorial Hospital Medical
 Center, Inc., Ser.A                     NR        8.13%      11/15/20        1,500         1,474,440
City of Buffalo, School, Gen. Oblig.,
 Ser. E, F.S.A.                          Aaa       6.00       12/01/16        1,100         1,210,594
City of Elmira, Wtr. Impvt., Ser. 96
 B, A.M.B.A.C.                           Aaa       5.95        3/01/16        5,395         5,745,028
City of New Rochelle Ind. Dev. Agcy.,
 Coll. of New Rochelle                   Baa2      6.63        7/01/12          500(c)        530,365
 Coll. of New Rochelle                   Baa2      6.75        7/01/22        2,000(c)      2,124,720
Dutchess Cnty. Agcy. Civic Fac. Rev.     A3        5.75        8/01/30        4,000         4,119,960
Greece Central School District,
 F.G.I.C.                                Aaa       6.00        6/15/16          950         1,080,226
 F.G.I.C.                                Aaa       6.00        6/15/17          950         1,077,784
 F.G.I.C.                                Aaa       6.00        6/15/18          950         1,076,844
Islip Res. Rec., Ser. B, A.M.B.A.C.,
 A.M.T.                                  Aaa       7.20        7/01/10        1,745         2,080,389
Jefferson Cnty. Ind. Dev. Agcy., Solid
 Waste Disp. Rev., A.M.T.                Baa1      7.20       12/01/20        1,500         1,567,620
Long Island Pwr. Auth., Elect. Sys.
 Rev.,
 Cap. Apprec., F.S.A.                    Aaa       Zero        6/01/20        4,000         1,468,920
 Cap. Apprec., F.S.A.                    Aaa       Zero        6/01/24        6,335         1,863,884
 Cap. Apprec., F.S.A.                    Aaa       Zero        6/01/27        7,955         1,987,636
 Cap. Apprec., F.S.A.                    Aaa       Zero        6/01/29        5,000         1,121,550
Met. Trans. Auth. Facs. Rev.,
 Cap. Apprec., Ser. N, F.G.I.C.          Aaa       Zero        7/01/13        4,000         2,251,840
 Commuter Facs., Ser. A, F.G.I.C.        Aaa       5.60        7/01/09          500           541,160
 Commuter Facs., Ser. A, F.G.I.C.        Aaa       5.70        7/01/10        1,000         1,082,050
 Trans. Facs. Rev., Ser. A, F.S.A.       Aaa       5.60        7/01/09        2,900         3,138,728
 Trans. Facs. Rev., Ser. A, F.S.A.       Aaa       5.70        7/01/10        4,600         4,977,430

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
        Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                         Moody's   Interest   Maturity   Amount          Value
Description (a)                          Rating    Rate       Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
Met. Trans. Auth. Facs. Rev.,
 Trans. Facs. Rev., Ser. N, F.G.I.C.     Aaa       Zero        7/01/12   $    5,575      $  3,328,386
Met. Trans. Auth., New York
 Svc. Contract,
 Cap. Apprec., Ser. 7, M.B.I.A.          Aaa       Zero        7/01/08        6,935         5,100,138
 Commuter Facs., Ser. O                  Baa1      5.50%       7/01/17        2,500         2,664,250
 Trans. Facs. Rev., Ser. O               Baa1      5.75        7/01/13        1,975         2,186,937
New York City Ind. Dev. Agcy.,
 Civic Touro College Proj., Ser. A       Ba2       6.35        6/01/29        3,700         3,491,653
 Laguardia Assoc., Ltd. Partnership
 Proj.                                   NR        6.00       11/01/28        2,000         1,724,120
New York City Ind. Dev. Agcy.,
 Spec. Fac. Rev.,
 Brooklyn Navy Yard Part., Cogen
 Partners                                Baa3      5.75       10/01/36        4,000         3,696,880
 U.S.T.A. National Tennis Center
 Proj., F.S.A.                           Aaa       6.38       11/15/14        1,000         1,098,040
 Y.M.C.A. Of Greater N.Y. Proj.          Aaa       8.00        8/01/16        1,305(c)      1,355,190
New York City Mun. Fin. Auth., Wtr. &
 Swr. Sys. Rev., Ser. B                  Aa2       6.00        6/15/33        2,600         2,815,722
New York City Trans. Auth., Met.
 Trans. Auth. Triborough Bridge Tunnel
 Auth., A.M.B.A.C.                       Aaa       5.75        1/01/20        4,760         5,053,502
New York City Trans. Fin. Auth. Rev.,
 Future Tax Sec.,
 Ser. B                                  Aa2       6.00       11/15/29        1,000         1,084,000
 Ser. B                                  Aa2       5.50        2/01/17        1,500         1,571,490
New York City Trust Cultural Resources
 Rev., Museum Of America Folk Art        A(b)      6.13        7/01/30        1,375         1,409,265
New York City, Gen. Oblig.,
 Ser. A                                  A2        6.00        5/15/30        1,000         1,074,690
 Ser. C, M.B.I.A.                        Aaa       5.38       11/15/27        5,170         5,238,089
 Ser. D                                  Aaa       8.00        8/01/03        2,450(c)      2,534,623
 Ser. D                                  A2        8.00        8/01/03           50            51,664
 Ser. D                                  Aaa       7.70        2/01/09        2,995(c)      3,157,628
 Ser. D                                  A2        7.70        2/01/09           45            47,315
 Ser. D, M.B.I.A.                        Aaa       5.00        8/01/16        2,500         2,518,100

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      New York Series
        Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                         Moody's   Interest   Maturity   Amount          Value
Description (a)                          Rating    Rate       Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
New York City, Gen. Oblig.,
 Ser. F                                  Aaa       8.20%      11/15/03   $    2,760(c)   $  2,895,544
 Ser. F                                  A2        8.20       11/15/03          240           251,270
 Ser. G                                  A2        5.88       10/15/14        2,500         2,678,000
 Ser. I                                  Aaa       6.10        4/15/10          565(c)        636,625
 Ser. I                                  A2        6.10        4/15/10        1,435         1,587,957
 Ser. I                                  Aaa       6.25        4/15/27        3,475(c)      3,935,576
 Ser. I                                  A2        6.25        4/15/27        2,525         2,703,821
New York St. Ref., Ser. A                A2        5.25        3/15/15        2,000         2,072,940
New York St. Dorm. Auth. Rev.,
 Cansius College                         Aaa       5.25        7/01/30        1,500         1,502,430
 Cap. Apprec. Court Facs., A.M.B.A.C.    Aa1       Zero        8/01/23        4,500         1,365,300
 City Univ. Refunding Bonds              Baa1      6.00        7/01/14        6,500         7,266,675
 City Univ. Sys. Cons., Ser. D           Baa1      7.00        7/01/09        1,880         2,118,271
 Coll. & Univ. Ed., M.B.I.A., A.M.T.     Aaa       Zero        7/01/04        2,255         1,978,063
 Ins. Marymount Manhattan College        AA(b)     6.38        7/01/15        1,875         2,092,613
 Ins. Marymount Manhattan College        AA(b)     6.38        7/01/16        1,975         2,192,704
 Ins. Marymount Manhattan College        AA(b)     6.38        7/01/17        2,080         2,301,728
 Ins. New York Univ. Ser. A, M.B.I.A.,   Aaa       5.75        7/01/27        5,000         5,497,050
 Mental Hlth. Svcs. Facs. Impvt.,
 Ser. B                                  A3        6.50        8/15/11        3,000         3,477,270
 Mount Sinai Health, Ser. A              Baa1      6.50        7/01/25        2,000         2,123,540
 St. Univ. Edl. Facs., Ser. A            A3        5.25        5/15/15        8,600         9,085,728
New York St. Energy Resch. & Dev.
 Auth. Rev.,
 Brooklyn Union Gas Co., Ser. B,
 M.B.I.A., A.M.T.                        Aaa       6.75        2/01/24        2,000         2,102,020
 Con. Edison Co., Ser. A, A.M.T.         A1        7.50        1/01/26        4,775         4,852,594
New York St. Environ. Facs. Corp.,
 Poll. Ctrl. Rev., Ser. E                Aaa       6.50        6/15/14           35            35,973
New York St. Hsg. Fin. Agcy. Rev.,
 Ser. A,
 Multifamily Hsg.                        Aa1       7.05        8/15/24        1,000         1,042,980
 St. Univ. Constr., E.T.M.               Aaa       8.00        5/01/11        3,600         4,527,468
New York St. Local Gov't. Assist.
 Corp.,
 Ser. C                                  A3        Zero        4/01/14        8,882         4,736,859
 Ser. E                                  A3        6.00        4/01/14        5,385         6,120,053

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
        Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                         Moody's   Interest   Maturity   Amount          Value
Description (a)                          Rating    Rate       Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
New York St. Med. Care Facs. Fin.
 Agcy. Rev.,
 Mental Hlth. Svcs., Ser. A              A3        7.50%       8/15/07   $      310(c)   $    317,031
New York Hosp., Ser. A, A.M.B.A.C.,
 F.H.A.                                  Aaa       6.50        8/15/29        3,000(c)      3,360,090
New York St. Mun. Bond Bank Agcy.,
 Spec. Proj. Rev., Ser. A                AAA(b)    6.75        3/15/11        3,000(c)      3,115,380
New York St. Thrwy. Auth.,
 Highway & Bridge Trust Fund,
 Ser. B, F.G.I.C.                        Aaa       6.00        4/01/14        2,220(c)      2,412,874
 Svc. Contract Rev., Local Highway
 & Bridge                                Baa1      6.45        4/01/15        1,000(c)      1,121,110
New York St. Urban Dev. Corp. Rev.,
 Correctional Cap. Facs., A.M.B.A.C.     Aaa       Zero        1/01/08        9,250         6,923,255
 St. Facs.                               Baa1      5.75        4/01/12        5,750         6,334,947
 St. Facs.                               Baa1      5.60        4/01/15        2,000         2,156,000
Otsego Cnty. Ind. Dev. Agcy., Civic
 Facs. Rev.                              Baa1      5.50        7/01/19        2,520         2,543,537
Puerto Rico Commonwealth,
 Aqueduct & Swr. Auth. Rev.              Baa1      5.00        7/01/19        2,000         1,980,920
 Pub. Impvt., M.B.I.A.                   Aaa       Zero        7/01/19        3,745         1,486,952
 Pub. Impvt. Rfdg., M.B.I.A.             Aaa       7.00        7/01/10        1,250         1,523,463
 Rites Pennsylvania 625, A.M.B.A.C.      NR        11.61       7/01/10        3,250(e)      4,717,245
Puerto Rico Indl. Tourist Edl. Med. &
 Envr. Ctl. Facs.,Cogen Facility Proj.   Baa2      6.625       6/01/26        3,500         3,684,520
Puerto Rico Pub. Bldgs. Auth. Rev.,
 Gtd. Gov't. Facs., Ser. A, A.M.B.A.C.   Aaa       6.25        7/01/15        2,050         2,414,019
Scotia Hsg. Auth. Rev., Coburg Village
 Inc. Proj., Ser. A                      NR        6.20        7/01/38        4,000         3,242,200
Suffolk Cnty. Ind. Dev. Agcy. Rev.,
 Continuing Care Retirement Cmnty.,
 Jeffersons Ferry, Ser.A                 NR        7.25       11/01/28        2,250         2,251,485
 Nissequogue Cogen Partners,
 Facs., A.M.T                            NR        5.50        1/01/23        2,000         1,748,220
Triborough Bridge & Tun. Auth., Ref.,
 Ser. A., F.G.I.C.                       Aaa       5.25        1/01/13        1,000         1,043,850

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      New York Series
        Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                         Principal
                                         Moody's   Interest   Maturity   Amount          Value
Description (a)                          Rating    Rate       Date       (000)           (Note 1)
----------------------------------------------------------------------------------------------------------
Upper Mohawk Valley Reg. Wtr.
 Fin. Auth., A.M.B.A.C.
 Wtr. Systems Rev., Cap. Apprec.         Aaa       Zero        4/01/21   $    2,005      $    698,181
 Wtr. Systems Rev., Cap. Apprec.         Aaa       Zero        4/01/25        2,230           622,103
 Wtr. Systems Rev., Cap. Apprec.         Aaa       Zero        4/01/26        2,230           588,542
 Wtr. Systems Rev., Cap. Apprec.         Aaa       Zero        4/01/27        2,225           556,717
Virgin Islands Pub. Fin. Auth., Rev.,
 Ser. A                                  BBB-(b)   6.50%      10/01/24        1,000         1,070,280
Watervliet Hsg. Auth., Sen. Res.
 Beltrone Lvng. Ctr. Proj., Ser. A       NR        6.125       6/01/38        4,000         3,449,600
                                                                                         ------------
Total long-term investments
 (cost $217,519,638)                                                                     $233,618,239
                                                                                         ------------
SHORT-TERM INVESTMENTS  1.7%
----------------------------------------------------------------------------------------
New York St. Local Gov't. Assist.
 Corp., Mun. Secs. Tr. Rcpts., Ser.
 SGA 59, F.R.D.D., A.M.B.A.C.
 (cost $4,100,000)                       A1+(b)    3.20        3/01/01        4,100         4,100,000
                                                                                         ------------
Total Investments  99.6%
 (cost $221,619,638; Note 4)                                                              237,718,239
Other assets in excess of
 liabilities  0.4%                                                                          1,026,041
                                                                                         ------------
Net Assets  100%                                                                         $238,744,280
                                                                                         ------------
                                                                                         ------------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
        Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note (d).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) Standard & Poor's Rating.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(e) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2001.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      New York Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $221,619,638)                          $ 237,718,239
Cash                                                                      94,313
Interest receivable                                                    2,804,949
Receivable for Series shares sold                                        138,310
Other assets                                                               4,609
                                                                 -----------------
      Total assets                                                   240,760,420
                                                                 -----------------
LIABILITIES
Payable for investments purchased                                      1,566,195
Accrued expenses                                                         103,918
Dividends payable                                                        100,929
Payable for Series shares reacquired                                      92,403
Management fee payable                                                    91,541
Distribution fee payable                                                  54,556
Deferred trustee's fees                                                    6,598
                                                                 -----------------
      Total liabilities                                                2,016,140
                                                                 -----------------
NET ASSETS                                                         $ 238,744,280
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     199,910
   Paid-in capital in excess of par                                  221,111,208
                                                                 -----------------
                                                                     221,311,118
   Accumulated net realized gain on investments                        1,334,561
   Net unrealized appreciation on investments                         16,098,601
                                                                 -----------------
Net assets, February 28, 2001                                      $ 238,744,280
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($192,577,139 / 16,126,376 shares of beneficial interest
      issued and outstanding)                                             $11.94
   Maximum sales charge (3% of offering price)                               .37
                                                                 -----------------
   Maximum offering price to public                                       $12.31
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($43,005,907 / 3,600,066 shares of beneficial
      interest issued and outstanding)                                    $11.95
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($2,015,710
      / 168,730 shares of beneficial interest issued and
      outstanding)                                                        $11.95
   Sales charge (1% of offering price)                                       .12
                                                                 -----------------
   Offering price to public                                               $12.07
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,145,524 / 95,811 shares of beneficial interest
      issued and outstanding)                                             $11.96
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      New York Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $  6,829,250
                                                                ------------------
Expenses
   Management fee                                                       585,574
   Distribution fee--Class A                                            233,719
   Distribution fee--Class B                                            111,535
   Distribution fee--Class C                                              7,380
   Transfer agent's fees and expenses                                    49,000
   Custodian's fees and expenses                                         45,000
   Reports to shareholders                                               30,000
   Registration fees                                                     18,000
   Legal fees and expenses                                               13,000
   Trustees' fees and expenses                                            6,000
   Audit fee                                                              5,000
   Miscellaneous expense                                                  5,239
                                                                ------------------
      Total expenses                                                  1,109,447
   Less: Custodian fee credit (Note 1)                                   (2,078)
                                                                ------------------
       Net expenses                                                   1,107,369
                                                                ------------------
Net investment income                                                 5,721,881
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
   Investment transactions                                            1,390,438
   Interest rate swaps                                                   71,538
                                                                ------------------
                                                                      1,461,976
                                                                ------------------
Net change in unrealized appreciation on:
   Investments                                                        5,461,085
   Interest rate swaps                                                  (71,948)
                                                                ------------------
                                                                      5,389,137
                                                                ------------------
Net gain on investments                                               6,851,113
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 12,572,994
                                                                ------------------
                                                                ------------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months              Year
                                                     Ended                Ended
                                               February 28, 2001     August 31, 2000
-------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   5,721,881        $  12,104,290
   Net realized gain on investment
      transactions                                   1,461,976              269,066
   Net change in unrealized appreciation on
      investments                                    5,389,137            1,352,861
                                               -----------------    -----------------
   Net increase in net assets resulting from
      operations                                    12,572,994           13,726,217
                                               -----------------    -----------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                       (4,615,830)          (9,099,163)
      Class B                                       (1,044,858)          (2,904,075)
      Class C                                          (43,673)             (83,410)
      Class Z                                          (17,520)             (17,642)
                                               -----------------    -----------------
                                                    (5,721,881)         (12,104,290)
                                               -----------------    -----------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                    12,901,904           16,110,059
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  3,509,899            7,577,034
   Cost of shares reacquired                       (20,455,973)         (43,901,999)
                                               -----------------    -----------------
   Net decrease in net assets from Series
      share transactions                            (4,044,170)         (20,214,906)
                                               -----------------    -----------------
Total increase (decrease)                            2,806,943          (18,592,979)
NET ASSETS
Beginning of period                                235,937,337          254,530,316
                                               -----------------    -----------------
End of period                                    $ 238,744,280        $ 235,937,337
                                               -----------------    -----------------
                                               -----------------    -----------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of eight series. The monies of each series are invested in separate, independently managed portfolios. The New York Series (the 'Series') commenced investment operations in September 1984. The Series is diversified and its investment objective is to maximize current income that is exempt from New York State, New York City and federal income taxes consistent with the preservation of capital, and in conjunction therewith, the Series may invest in debt securities with the potential for capital gain. The Series seeks to achieve the objective by investing primarily in New York State, municipal and local government obligations and obligations of other qualifying issuers. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m., New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or
    16

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Interest Rate Swaps:    In a simple interest rate swap, one investor pays
a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain on loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series' basis in the contract, if any.

      The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and accretes original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue
                                                                          17

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares daily dividends from
net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Effective March 31, 2001, PIC changed its name to Prudential Investment Management, Inc. ('PIM').

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to a plan of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of
    18

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 28, 2001.

      PIMS has advised the Series that it received approximately $9,500 and $2,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively during the six months ended February 28, 2001. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended February 28, 2001, it received approximately $36,600 and $700 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PIC, PIMS, PIFM, and PIM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2001.

      On March 7, 2001, the Series, along with other affiliated registered investment companies entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximizing commitment under the amended SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2001, the Series incurred fees of approximately $39,300 for the services of PMFS. As of February 28, 2001, approximately $6,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          19

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2001 were $27,999,767 and $28,688,749, respectively.

      The cost basis of investments for federal income tax purposes at February 28, 2001 was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation on investments for federal income tax purposes was $16,098,601 (gross unrealized appreciation--$18,622,905, gross unrealized depreciation--$2,524,304).

      For federal tax purposes, the Series had a capital loss carryforward at August 31, 2000 of approximately $112,000 that expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2001:
Shares sold                                                      733,205    $  8,702,846
Shares issued in reinvestment of dividends and distributions     242,749       2,844,920
Shares reacquired                                             (1,342,162)    (15,866,803)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (366,208)     (4,319,037)
Shares issued upon conversion from Class B                       754,624       8,802,141
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    388,416    $  4,483,104
                                                              ----------    ------------
                                                              ----------    ------------

    20

       Prudential Municipal Series Fund      New York Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended August 31, 2000:
Shares sold                                                      952,290    $ 10,817,733
Shares issued in reinvestment of dividends and distributions     513,570       5,791,161
Shares reacquired                                             (2,605,186)    (29,357,261)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,139,326)    (12,748,367)
Shares issued upon conversion from Class B                     1,627,269      18,432,187
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    487,943    $  5,683,820
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                      249,418    $  2,941,218
Shares issued in reinvestment of dividends and distributions      52,335         613,292
Shares reacquired                                               (345,614)     (4,072,649)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     (43,861)       (518,139)
Shares reacquired upon conversion into Class A                  (754,624)     (8,802,141)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (798,485)   $ (9,320,280)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                      387,267    $  4,378,314
Shares issued in reinvestment of dividends and distributions     150,965       1,702,833
Shares reacquired                                             (1,202,447)    (13,523,038)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (664,215)     (7,441,891)
Shares reacquired upon conversion into Class A                (1,627,269)    (18,432,187)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (2,291,484)   $(25,874,078)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                       20,100    $    235,506
Shares issued in reinvestment of dividends and distributions       3,096          36,313
Shares reacquired                                                (16,796)       (199,589)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                      6,400    $     72,230
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                       52,983    $    599,596
Shares issued in reinvestment of dividends and distributions       5,890          66,447
Shares reacquired                                                (55,679)       (625,824)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                      3,194    $     40,219
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                       86,635    $  1,022,334
Shares issued in reinvestment of dividends and distributions       1,304          15,374
Shares reacquired                                                (26,601)       (316,932)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     61,338    $    720,776
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                       27,568    $    314,416
Shares issued in reinvestment of dividends and distributions       1,468          16,593
Shares reacquired                                                (34,866)       (395,876)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     (5,830)   $    (64,867)
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  11.60
                                                                   ----------
Income from investment operations
Net investment income                                                     .29
Net realized and unrealized gain (loss) on investment
transactions                                                              .34
                                                                   ----------
   Total from investment operations                                       .63
                                                                   ----------
Less distributions
Dividends from net investment income                                     (.29)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
Distributions in excess of capital gains                                   --
                                                                   ----------
   Total distributions                                                   (.29)
                                                                   ----------
Net asset value, end of period                                       $  11.94
                                                                   ----------
                                                                   ----------
TOTAL RETURN(b):                                                         5.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $192,577
Average net assets (000)                                             $188,525
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .90%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .65%(d)
   Net investment income                                                 4.94%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate(e)                                              12%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
(e) Not annualized.
    22                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $  11.50             $  12.30             $  11.94             $  11.77             $  11.91
----------------     ----------------     ----------------     ----------------     ----------------
         .58                  .57                  .60                  .61(a)               .63(a)
         .10                 (.69)                 .42                  .43                 (.09)
----------------     ----------------     ----------------     ----------------     ----------------
         .68                 (.12)                1.02                 1.04                  .54
----------------     ----------------     ----------------     ----------------     ----------------
        (.58)                (.57)                (.60)                (.61)                (.63)
          --                   --                 (.01)                  --(c)                --
          --                 (.09)                (.05)                (.26)                (.05)
          --                 (.02)                  --                   --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.58)                (.68)                (.66)                (.87)                (.68)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.60             $  11.50             $  12.30             $  11.94             $  11.77
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        6.17%               (1.07)%               8.71%                9.19%                4.53%
    $182,602             $175,307             $176,555             $172,471             $168,037
    $178,303             $181,951             $174,485             $173,963             $168,291
         .90%                 .84%                 .73%                 .68%(a)              .68%(a)
         .65%                 .64%                 .63%                 .58%(a)              .58%(a)
        5.10%                4.76%                4.93%                5.15%(a)             5.24%(a)
          32%                  11%                  33%                  43%                  92%

    See Notes to Financial Statements                                     23

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  11.61
                                                                     --------
Income from investment operations
Net investment income                                                     .27
Net realized and unrealized gain (loss) on investment
transactions                                                              .34
                                                                     --------
   Total from investment operations                                       .61
                                                                     --------
Less distributions
Dividends from net investment income                                     (.27)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
Distributions in excess of capital gains                                   --
                                                                     --------
   Total distributions                                                   (.27)
                                                                     --------
Net asset value, end of period                                       $  11.95
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         5.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 43,006
Average net assets (000)                                             $ 44,984
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.15%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .65%(d)
   Net investment income                                                 4.68%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $  11.50             $  12.30             $  11.94             $  11.77             $  11.91
    --------             --------         ----------------     ----------------     ----------------
         .55                  .54                  .55                  .56(a)               .58(a)
         .11                 (.69)                 .42                  .43                 (.09)
    --------             --------         ----------------     ----------------     ----------------
         .66                 (.15)                 .97                  .99                  .49
    --------             --------         ----------------     ----------------     ----------------
        (.55)                (.54)                (.55)                (.56)                (.58)
          --                   --                 (.01)                  --(c)                --
          --                 (.09)                (.05)                (.26)                (.05)
          --                 (.02)                  --                   --                   --
    --------             --------         ----------------     ----------------     ----------------
        (.55)                (.65)                (.61)                (.82)                (.63)
    --------             --------         ----------------     ----------------     ----------------
    $  11.61             $  11.50             $  12.30             $  11.94             $  11.77
    --------             --------         ----------------     ----------------     ----------------
    --------             --------         ----------------     ----------------     ----------------
        5.99%               (1.37)%               8.28%                8.76%                4.12%
    $ 51,051             $ 76,929             $ 99,823             $112,658             $135,764
    $ 59,879             $ 88,626             $104,653             $122,744             $152,656
        1.15%                1.13%                1.13%                1.08%(a)             1.08%(a)
          65%                 .63%                 .63%                 .58%(a)              .58%(a)
        4.85%                4.45%                4.53%                4.75%(a)             4.84%(a)

    See Notes to Financial Statements                                     25

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $11.61
                                                                     -------
Income from investment operations
Net investment income                                                    .26
Net realized and unrealized gain (loss) on investment
transactions                                                             .34
                                                                     -------
   Total from investment operations                                      .60
                                                                     -------
Less distributions
Dividends from net investment income                                    (.26)
Distributions in excess of net investment income                          --
Distributions from net realized gains                                     --
Distributions in excess of capital gains                                  --
                                                                     -------
   Total distributions                                                  (.26)
                                                                     -------
Net asset value, end of period                                        $11.95
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                        5.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $2,016
Average net assets (000)                                              $1,984
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.40%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .65%(d)
   Net investment income                                                4.44%(d)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
     $11.50               $12.30               $11.94               $11.77               $11.91
    -------              -------              -------              -------              -------
        .52                  .51                  .52                  .53(a)               .55(a)
        .11                 (.69)                 .42                  .43                 (.09)
    -------              -------              -------              -------              -------
        .63                 (.18)                 .94                  .96                  .46
    -------              -------              -------              -------              -------
       (.52)                (.51)                (.52)                (.53)                (.55)
         --                   --                 (.01)                  --(c)                --
         --                 (.09)                (.05)                (.26)                (.05)
         --                 (.02)                  --                   --                   --
    -------              -------              -------              -------              -------
       (.52)                (.62)                (.58)                (.79)                (.60)
    -------              -------              -------              -------              -------
     $11.61               $11.50               $12.30               $11.94               $11.77
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
       5.73%               (1.62)%               8.01%                8.49%                3.86%
     $1,884               $1,830               $1,279               $  780               $  876
     $1,812               $1,566               $  969               $  798               $  659
       1.40%                1.39%                1.38%                1.33%(a)             1.33%(a)
        .65%                 .64%                 .63%                 .58%(a)              .58%(a)
       4.60%                4.23%                4.28%                4.50%(a)             4.59%(a)

    See Notes to Financial Statements                                     27

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $11.62
                                                                     -------
Income from investment operations
Net investment income                                                    .30
Net realized and unrealized gain (loss) on investment
transactions                                                             .34
                                                                     -------
   Total from investment operations                                      .64
                                                                     -------
Less distributions
Dividends from net investment income                                    (.30)
Distributions in excess of net investment income                          --
Distributions from net realized gains                                     --
Distributions in excess of capital gains                                  --
                                                                     -------
   Total distributions                                                  (.30)
                                                                     -------
Net asset value, end of period                                        $11.96
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                        5.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $1,145
Average net assets (000)                                              $  678
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               .65%(e)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .65%(e)
   Net investment income                                                5.21%(e)

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
    28                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      New York Series
             Financial Highlights (Unaudited) Cont'd.

                                         Class Z
-----------------------------------------------------------------------------------------
                 Year Ended August 31,
--------------------------------------------------------     September 18, 1996(d)
      2000                1999                1998          through August 31, 1997
-----------------------------------------------------------------------------------------
     $11.51              $12.31              $11.95                 $ 12.09
    -------             -------             -------                 -------
        .61                 .60                 .62                     .46(a)
        .11                (.69)                .42                     .12
    -------             -------             -------                 -------
        .72                (.09)               1.04                     .58
    -------             -------             -------                 -------
       (.61)               (.60)               (.62)                   (.46)
         --                  --                (.01)                     --(c)
         --                (.09)               (.05)                   (.26)
         --                (.02)                 --                      --
    -------             -------             -------                 -------
       (.61)               (.71)               (.68)                   (.72)
    -------             -------             -------                 -------
     $11.62              $11.51              $12.31                 $ 11.95
    -------             -------             -------                 -------
    -------             -------             -------                 -------
       6.53%              (0.87)%              8.81%                   5.02%
     $  400              $  464              $  497                 $    28
     $  330              $  496              $  116                 $    11
        .65%                .63%                .63%                    .58%(a)/(e)
        .65%                .63%                .63%                    .58%(a)/(e)
       5.35%               4.96%               5.03%                   5.25%(a)/(e)

    See Notes to Financial Statements                                     29

Prudential Municipal Series Fund  New York Series

      Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at
(800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
  Small Capitalization Growth Fund
  Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
       www.prudential.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
  Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

Prudential Municipal Series Fund  New York Series

 Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the
report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the
"Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

       www.prudential.com  (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Municipal Series Fund  New York Series

   Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

               www.prudential.com  (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years
(whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Municipal Series Fund  New York Series

   Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes.
But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

           www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
----------------------------------
Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

----------------------------------
Fund Symbols     NASDAQ    CUSIP
Class A          PMNYX   74435M747
Class B          PBNYX   74435M754
Class C          PCNYX   74435M523
Class Z          PNYZX   74435M440

----------------------------------
The views expressed in this report
and information about the Series'
portfolio holdings are for the
period covered by this report and
are subject to change thereafter.

The accompanying financial statements
as of February 28, 2001, were not
audited and, accordingly, no opinion
is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


 PRSRT STD
US Postage
   Paid
Permit 6807
  NY, NY


MF122E2  74435M747  74435M754  74435M523  74435M440

(LOGO) Printed on Recycled Paper

                            SEMIANNUAL REPORT    FEBRUARY 28, 2001

Prudential
Municipal Series Fund/
New York Money Market Series

FUND TYPE Money market

OBJECTIVE The highest level of current income that is exempt from New York
          State, New York City, and federal income taxes, consistent with liquidity and the preservation of capital

(GRAPHIC)

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Municipal Series Fund/New York Money Market
Series (the Series) seeks to provide the highest level of current income that is exempt from New York State, New York
City, and federal income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest primarily in a portfolio of short-term tax-exempt debt securities with effective remaining maturities of 13 months or less from the state of New York, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.


Money Fund Yield Comparison
(GRAPH)
                              www.prudential.com   (800) 225-1852
Performance at a Glance

      Fund Facts                                     As of 2/28/01

                          7-Day       Net Asset     Taxable Equivalent Yield*   Weighted Avg.    Net Assets
                       Current Yld.  Value (NAV)    @31%     @36%     @39.6%     Mat. (WAM)      (Millions)
NY Money
Market Series             2.92%         $1.00       4.54%    4.90%    5.19%       36 Days          $411
iMoneyNet, Inc.
Tax-Free State Specific
Avg. (SB & GP--NY)**      2.90%         $1.00       4.51%    4.86%    5.15%       39 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

**iMoneyNet, Inc. reports the 7-Day Current Yield, NAV, and WAM on Mondays. This is the data of all funds in the iMoneyNet, Inc. Tax-Free State Specific Average (Stock Broker
(SB) & General Purpose (GP)--New York) category as of February 26, 2001. iMoneyNet, Inc. was formerly known as IBC Financial Data, Inc.

Weighted Average Maturity Compared to the Average Money Market Fund

(GRAPH)
                                                              1

(LOGO)                                           April 19, 2001

DEAR SHAREHOLDER,
The disparate performances of U.S. financial markets during our six-month reporting period ended February 28, 2001, underscore the importance of having a diversified portfolio of investments. A municipal money market fund providing a single-digit return and stable net asset value (NAV) may serve as part of an overall investment strategy that can help offset the negative returns generated by volatile markets.

In fact, total assets in U.S. money market funds reached a record high in the first quarter of 2001, according to the Money Fund Report, a publication of iMoneyNet, Inc. Not surprisingly, this shift occurred during a time of heightened economic uncertainty when the Federal Reserve (the Fed) moved quickly to provide monetary stimulus to an ailing U.S. economy.

By analyzing trends in interest rates and in the relative value of municipal money market securities, the Money
Market sector team made decisions that helped the Series' yield remain competitive versus the iMoneyNet, Inc.
Tax-Free State Specific Average during our reporting period. The Series also maintained its $1 per share NAV.

We discuss developments in the tax-exempt money market and explain the Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund    New York Money Market Series
      Semiannual Report    February 28, 2001

INVESTMENT ADVISER'S REPORT

Through May 2000, the Fed repeatedly increased short-term interest rates to keep the U.S. economy from overheating. Thus, by the time our six-month reporting period began on September 1, 2000, the once powerful U.S. economic expansion was showing signs of weakness. As a result, many market players believed the Fed was finished raising rates for this business cycle. (Business cycles are recurrent periods of economic expansion and contraction that affect employment and inflation, among other factors.)

With the Fed expected to hold rates steady through the remainder of 2000, fluctuations in municipal money market yields were driven by changes in the supply of, and demand for, these securities. For example, the corporate tax filing date of September 15 coincided with the end of the quarter for many dealers, putting further selling pressure on the municipal money market. These conditions drove yields up and prices down, creating good buying opportunities.

TAKING ADVANTAGE OF ATTRACTIVE YIELDS
As yields hovered at relatively higher levels, we bought two- and three-month tax-exempt commercial paper. These purchases lengthened the Series' weighted average maturity
(WAM) in October and early November, allowing the Series to be positioned in line with its competitors. (WAM is a measurement tool that determines a fund's sensitivity to changes in the level of interest rates. Among other factors, it takes into account the maturity of each security held by a fund.)

Investing in commercial paper that matured at year-end prepared the Series for the high level of outflows from municipal money market funds that normally occur at this time of year. It also better positioned the Series to take advantage of potential attractive investment opportunities that usually emerge at the end of the year as these outflows temporarily boost the supply of securities and the level of yields.

Prudential Municipal Series Fund    New York Money Market Series
        Semiannual Report    February 28, 2001

As such, in mid-December, we locked in attractive yields on 90-day tax-exempt commercial paper issued by the Metropolitan Transportation Authority and six-month bond anticipation notes (BANs). These purchases proved to be a good move because shortly thereafter, municipal money market yields dropped sharply.

KEEPING THE U.S. ECONOMIC EXPANSION ON TRACK
Year-end outflows from municipal money market funds were less than anticipated and lasted for a shorter time than usual. This may have been due to a weak and volatile stock market. Consequently, the lower-than-expected outflows resulted in fewer attractive buying opportunities at year-end.
Our ability to extend the Series' WAM was also limited due to the sharp decline in municipal money market yields after Fed policymakers hinted in late December that they were poised to cut interest rates.

Economic growth slowed considerably as the year 2000 drew to a close. This may have been attributable to higher oil prices and the weak stock market. As a result, the Fed needed to act swiftly to avoid a recession. On
January 3, 2001, between regularly scheduled meetings, the Fed lowered the federal funds rate (the rate U.S.
banks charge each other for overnight loans) one-half of one percentage point, from 6.50% to 6.00%. Another reduction followed on January 31, 2001, which left the federal funds rate at 5.50%. Reducing rates encourages lower borrowing costs for businesses and consumers, which can help revitalize the economy.

The Fed rate cuts, combined with an industry-wide phenomenon known as the "January effect," pushed municipal money market yields sharply lower in January.
The "January effect" is a period of lower yields (and higher prices) that occurs as investors rush to temporarily reinvest money received from coupon payments and maturing bonds in the municipal money market during the first week of January. Under these market conditions, we avoided investing in longer-term money market securities, opting instead to invest primarily in daily and weekly floating-rate securities.

                                www.prudential.com    (800) 225-1852

LOOKING AHEAD
Shortly after our reporting period ended, the federal funds rate was cut to 5.00%. Because it may take months for the full effects of the Fed's rate decisions to work into the economy, and because of the decline in stocks, we expect sluggish economic growth to continue for some time.

Under these economic conditions, tax revenues could decline, prompting state and local governments to borrow more money via the issuance of municipal money market securities. Issuance could also pick up as state and local governments sell new lower-coupon securities whose proceeds will be used to retire older higher-coupon debt. We would welcome such increases in supply since this development would provide more attractive buying opportunities for the Series.

Prudential Municipal Series Fund Management Team

       Prudential Municipal Series Fund     New York Money Market Series
             Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                           Principal
                                        Moody's     Interest    Maturity   Amount        Value
Description (a)                         Rating      Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Albany Cnty. Arpt. Auth. Rev., Class
 F, Ser. 8, F.S.A., F.R.W.D., A.M.T.    VMIG1       3.52%        3/01/01   $    7,200    $  7,200,000
Albany Cnty. Ind. Dev. Agcy. Corning
 Homes Proj., Ser. OO, F.R.W.D.         VMIG1       3.40         3/01/01        4,600       4,600,000
Allegany Cnty. Ind. Dev. Agcy.,
 Alfred Univ., Civic Fac. Rev., Ser.
 91                                     NR          7.50         9/01/01        5,070(f)    5,246,719
Battery Park City Auth. Hsg. Rev.,
 Ser. MT1, F.R.W.D.                     VMIG1       3.80         3/01/01        2,985       2,985,000
 Ser. MT2, F.R.W.D.                     VMIG1       3.80         3/01/01        7,670       7,670,000
Brewster Central Sch. Dist., Ser. 00,
 T.A.N.                                 NR          4.90         6/29/01          640         640,807
Burnt Hills-Ballston Lake Central
 Sch. Dist., Gen. Oblig., F.G.I.C.      Aaa         5.20         7/15/01          659         660,904
Clinton Cnty. Ind. Dev. Agcy.,
 Champlain Plastics Proj., Ser. 98A,
 F.R.W.D., A.M.T.                       NR          3.46         3/07/01        4,360       4,360,000
Hempstead Ind. Dev. Agcy. Ind. Dev.
 Rev., Ser. 98, F.R.W.D., A.M.T.        A-1+(d)     3.05         3/07/01        2,000       2,000,000
Hempstead Ind. Dev. Agcy., Res.
 Recov. Rev., Ser. OO, F.R.W.D.         A-1(d)      3.28         3/07/01       10,000      10,000,000
Long Island Power Auth.,
 Elec. Sys. Rev., Ser. 3, T.E.C.P.      VMIG1       3.25         4/03/01        4,300       4,300,000
 Ser. 4                                 VMIG1       3.20         4/09/01        2,800       2,800,000
 Ser. 5, F.R.D.D.                       VMIG1       3.00         3/01/01        4,800       4,800,000
Longwood Central Sch. Dist.,
 Ser. 01, T.A.N.                        NR          5.00         6/29/01        3,500       3,503,851
Metropolitan Trans. Auth.,
 Commuter Fac. Rev., Ser. SGA82,
 F.R.W.D., F.S.A.                       A-1+(d)     3.12         3/07/01        5,000       5,000,000
 Transit Fac., Ser. 1313, T.E.C.P.      P-1         4.05         3/20/01        7,500       7,500,000
 Transit Fac., Ser. 00F, F.R.W.D.,
 M.B.I.A.                               VMIG1       3.25         3/07/01        6,000       6,000,000

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund     New York Money Market Series
      Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                           Principal
                                        Moody's     Interest    Maturity   Amount        Value
Description (a)                         Rating      Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Monroe Cnty. Ind. Dev. Agcy. Rev.,
 Genesee Valley, Ser. 97, F.R.W.D.,
 A.M.T.                                 VMIG1       3.75%        3/01/01   $    2,700    $  2,700,000
Mt. Sinai Sch. of Med., T.E.C.P.        P-1         4.35         3/14/01        1,200       1,200,000
Municipal Secs. Trust Certificates,
 Class A, Ser. 89, F.R.D.D., A.M.T.     VMIG1       3.20         3/01/01          775         775,000
Nassau Cnty. Gen. Improv.,
 Ser. 00D, R.A.N.                       MIG1        6.00         4/12/01       12,000      12,020,265
Nassau Cnty. Ind. Dev. Agcy. Rev.,
 J.C. Solution Inc. Proj., Ser. 97,
 F.R.W.D, A.M.T.                        NR          3.46         3/07/01        2,565       2,660,000
Nassau Cnty. Interim Fin. Auth.,
 Mun. Secs. Trust, Ser. SGA108,
 F.R.W.D.                               A-1+(d)     3.20         3/07/01        7,500       7,500,000
 Ser. OOA                               MIG1        5.00         5/11/01        5,400       5,409,366
 Ser. OOA                               MIG1        5.00         9/28/01        1,400       1,407,047
 Ser. O1A-1                             MIG1        5.00        12/19/01        1,000       1,006,937
New Rochelle Sch. Dist., T.A.N.         MIG1        5.00         6/29/01        1,000       1,004,976
New York City Ind. Dev. Agcy., Civic
 Fac. Rev., Ser. 206, F.R.W.D.,
 F.S.A.                                 VMIG1       3.50         3/01/01        5,745       5,745,000
 Jewish Community Ctr., Ser 00,
 F.R.W.D.                               VMIG1       3.35         3/01/01        4,400       4,400,000
New York City Mun. Water Fin. Auth.,
 Water & Sewer Sys. Rev.,
 Ser. C, F.R.D.D., F.G.I.C.             VMIG1       2.95         3/01/01        3,100       3,100,000
 T.E.C.P., Ser. 4                       P-1         3.20         4/06/01        2,000       2,000,000
 T.E.C.P., Ser. 5                       P-1         2.25         3/07/01        6,800       6,800,000
 Ser. 91C                               NR          7.375        6/15/01        1,500(f)    1,539,584
New York City Mun. Wtr. Fin. Auth.,
 T.E.C.P., Ser. 1                       P-1         2.35         4/05/01        6,800       6,800,000
 T.E.C.P., Ser. 3                       P-1         3.40         3/06/01        6,700       6,700,000
New York City Transitional Fin.
 Auth., Future Tax Sec'd. Bonds, Ser.
 SG74, Ser. A-2, F.R.W.D.               VMIG1       2.95         3/07/01        1,200       1,200,000

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund     New York Money Market Series
      Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                           Principal
                                        Moody's     Interest    Maturity   Amount        Value
Description (a)                         Rating      Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
New York City Trust Cult. Res. Rev.,
 American Museum of Nat'l. History,
 Ser. SGA91, F.R.D.D., A.M.B.A.C.       A-1+(d)     3.20%        3/01/01   $    5,385    $  5,385,000
New York City, Gen. Oblig.,
 Ser. 17, F.R.W.D., F.G.I.C.            VMIG1       3.47         3/01/01        3,300       3,300,000
 Ser. 93B, F.G.I.C.                     Aaa         7.00         6/01/01        3,185(f)    3,252,359
 Ser. 93B                               VMIG1       3.25         3/01/01        2,300       2,300,000
 Ser. 94C, F.R.D.D.                     VMIG1       3.25         3/01/01        5,100       5,100,000
 Ser. 94H3, T.E.C.P.,                   P-1         3.35         3/07/01        4,500       4,500,000
 Ser. 94H5, T.E.C.P., M.B.I.A.          VMIG1       3.20         4/05/01        2,500       2,500,000
 Ser. 95B6, F.R.W.D., M.B.I.A.          VMIG1       3.05         3/01/01        3,400       3,400,000
 Ser. 97L                               NR          5.00         8/01/01        6,955       6,972,349
 Ser. 99F                               NR          3.60         8/01/01        3,405       3,409,148
New York St. Dorm. Auth. Rev.,
 Class F, Ser. 2, F.R.W.D.,
 A.M.B.A.C.                             VMIG1       3.47         3/01/01        6,250       6,250,000
 Dept. of Educ.                         NR          7.625        7/01/01        1,000(e)    1,031,471
 Dept. of Hlth. Ser. 341, F.R.W.D.,
 M.B.I.A.                               VMIG1       3.52         3/01/01        4,495       4,495,000
 Good Samaritan Hosp., Ser. 98          NR          4.75         7/01/01        1,460(e)    1,461,872
 Mem. Sloan, Ser. 98B, F.R.D.D.         VMIG1       3.00         3/01/01        1,100       1,100,000
 Mem. Sloan Kettering, Ser. X,
 F.R.W.D.                               VMIG1       3.25         3/07/01        2,065       2,065,000
 Mental Hlth., Ser. 310, F.R.W.D.,
 M.B.I.A.                               VMIG1       3.47         3/01/01        6,745       6,745,000
 Rockefeller Univ., Ser. C3201,
 F.R.W.D.                               A-1+(d)     3.49         3/01/01        8,850       8,850,000
 Merlot, Ser. OOG, F.R.W.D., F.G.I.C.   VMIG1       3.25         3/07/01       10,000      10,000,000
New York St. Energy Res. & Dev. Auth.
 Con Edison Proj., Ser. 99A-3,
 F.R.W.D., A.M.T.                       A-1(d)      3.20         3/07/01        1,800       1,800,000
 Con Edison, Class F, Ser. 12,
 F.R.W.D., A.M.B.A.C.                   VMIG1       3.47         3/01/01        7,495       7,495,000
 Pull. Ctrl. Rev. Elec. & Gas,
 Ser. 85A                               Aa2         4.20         3/15/01        7,500       7,500,000

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund     New York Money Market Series
      Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                           Principal
                                        Moody's     Interest    Maturity   Amount        Value
Description (a)                         Rating      Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
New York St. Environ.
 Ser. 97A, T.E.C.P.                     VMIG1       3.20%        4/09/01   $    2,200    $  2,200,000
 Ser. 98A, T.E.C.P.                     VMIG1       3.30         5/03/01        6,500       6,500,000
New York St. Environ. Facs. Corp.,
 Poll. Cntrl. Rev., Ser. 9, F.R.W.D.    VMIG1       3.52         3/01/01        2,500       2,500,000
New York St. Housing Fin. Agcy. Rev.,
 Ser. A, F.R.W.D., A.M.T.               VMIG1       3.05         3/07/01       16,000      16,000,000
New York St. Local Govt. Assist.
 Corp.,
 Ser. 91A                               Aaa         7.00         4/01/01        3,050(f)    3,117,772
 Ser. 91A                               Aaa         7.125        4/01/01          830(f)      848,518
 Ser. 91A                               Aaa         7.25         4/01/01        1,000(f)    1,022,390
 Ser. 91A                               Aaa         7.25         4/01/01        1,000(f)    1,022,389
 Ser. 91D                               NR          6.75         4/01/02        2,000(f)    2,112,900
 Ser. 95D                               VMIG1       2.85         3/07/01        1,700       1,700,000
 Ser. 96A, F.R.D.D., A.M.B.A.C.         A-1+(d)     3.20         3/01/01        2,100       2,100,000
New York St. Mtg. Agcy. Rev.,
 Merlots, Ser. A11                      VMIG1       3.60         3/07/01        2,065       2,065,000
 Ser. 00B, F.R.W.D., A.M.T.             VMIG1       3.30         3/07/01        5,515       5,515,000
 Ser. 302, F.R.W.D., M.B.I.A.           VMIG1       3.52         3/01/01        1,495       1,495,000
 Ser. 303, F.R.W.D.                     VMIG1       3.52         3/01/01        2,445       2,445,000
 Ser. PP, F.R.W.D., A.M.T.              VMIG1       3.30         3/07/01        5,000       5,000,000
New York St. Thruway Auth. Rev.,
 Ser. 145, F.R.W.D., A.M.B.A.C.         A-1+(d)     3.35         3/01/01        3,000       3,000,000
New York St. Thruway Auth.,
 Highway & Bridge Trust Fund,
 Ser. 267, F.R.W.D.                     VMIG1       3.44         3/01/01        2,200       2,200,000
 Ser. 368, F.R.W.D.                     VMIG1       3.47         3/01/01        3,000       3,000,000
 Muni Trust, Ser. SGA 66, F.R.W.D.      A-1+(d)     3.12         3/07/01        7,855       7,855,000
Niagara Cnty., Gen. Oblig. Ser. 00      NR          5.00         6/29/01        2,320       2,323,026
Oneida Sch. Dist. Rev., R.A.N.          NR          5.25         6/26/01        1,450       1,458,044

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund     New York Money Market Series
      Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                           Principal
                                        Moody's     Interest    Maturity   Amount        Value
Description (a)                         Rating      Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Ossining Village, Ser. 00, B.A.N.       NR          4.75%        8/03/01   $    3,100    $  3,104,410
Penfield, Ser. 00, B.A.N.               NR          4.70         4/19/01        1,100       1,100,495
Port Auth. New York & New Jersey,
 Ser. 112                               A1          4.50        12/01/01        2,465       2,465,000
 Ser. 93-1, F.R.W.D.                    NR          3.42         3/06/01       12,000      12,000,000
Ramapo Hsg. Auth. Rev., Fountainview
 Proj., Ser. 98, F.R.W.D., A.M.T.       VMIG1       3.86         3/01/01       11,485      11,485,000
Rensselaer Ind. Dev. Agcy. Capital
 View Office Park Proj., Ser. A         NR          4.50         3/23/01        3,075       3,075,000
Rockland Cnty. Ind. Dev. Agcy.,
 Asstd. Living, Northern River,
 Ser. 99, F.R.W.D.                      VMIG1       3.86         3/01/01        5,500       5,500,000
Syracuse, Hancock Arpt. Ser 207,
 F.R.W.D, F.G.I.C., A.M.T.              VMIG1       3.57         3/01/01        1,420       1,420,000
Triboro. Bridge & Tunnel Auth. Rev.,
 Gen. Purp., Ser. 97A                   NR          5.00         1/01/02        2,000       2,026,932
 Gen. Purp., Ser. A-1, B.A.N.           MIG1        5.00         1/17/02        4,700       4,768,486
 Ser. 262, F.R.W.D.                     VMIG1       3.44         3/01/01        4,995       4,995,000
West Seneca, Ser. 00, B.A.N.            NR          4.75         4/05/01        4,990       4,991,824
Yonkers,
 Ser. 01A, R.A.N.                       MIG1        5.00         6/28/01        2,500       2,508,010
 Ser. 99C, F.G.I.C.                     NR          4.50         6/01/01        1,000       1,003,076
                                                                                         ------------
Total Investments  94.5%
 (cost $388,070,927; (b))                                                                 388,070,927
Other assets in excess of
 liabilities  5.5%                                                                         22,708,360
                                                                                         ------------
Net Assets  100%                                                                         $410,779,287
                                                                                         ------------
                                                                                         ------------

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     New York Money Market Series
      Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (c).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (c).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.A.N.--Revenue Anticipation Note.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax Exempt Commercial Paper.
(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(d) Standard & Poor's Rating.
(e) Escrow to Maturity.
(f) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund     New York Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $ 388,070,927
Cash                                                                      38,135
Receivable for Series shares sold                                     13,903,529
Receivable for investments sold                                       15,000,000
Interest receivable                                                    3,711,503
Other assets                                                               5,379
                                                                 -----------------
      Total assets                                                   420,729,473
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                   7,459,740
Payable for investments purchased                                      2,169,150
Management fee payable                                                   152,854
Dividends payable                                                         96,968
Accrued expenses                                                          45,555
Distribution fee payable                                                  19,139
Deferred trustees' fee                                                     6,780
                                                                 -----------------
      Total liabilities                                                9,950,186
                                                                 -----------------
NET ASSETS                                                         $ 410,779,287
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par value                $   4,107,793
   Paid-in capital in excess of par                                  406,671,494
                                                                 -----------------
Net assets, February 28, 2001                                      $ 410,779,287
                                                                 -----------------
                                                                 -----------------
Net asset value, offering price and redemption price per share
   ($410,779,287 / 410,779,287 shares of beneficial interest
   issued and outstanding; unlimited number of shares
   authorized)                                                             $1.00
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     New York Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 7,487,707
                                                                 -----------------
Expenses
   Management fee                                                       927,114
   Distribution fee                                                     231,779
   Transfer agent's fees and expenses                                    47,000
   Custodian's fees and expenses                                         36,000
   Reports to shareholders                                               23,000
   Registration fees                                                     12,000
   Legal fees and expenses                                                9,000
   Trustees' fees and expenses                                            9,000
   Audit fee                                                              4,000
   Miscellaneous                                                          3,527
                                                                 -----------------
      Total expenses                                                  1,302,420
Less: Custodian fee credit                                               (2,386)
                                                                 -----------------
    Net expenses                                                      1,300,034
                                                                 -----------------
Net investment income                                                 6,187,673
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 6,187,673
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund     New York Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months             Year
                                                     Ended               Ended
                                               February 28, 2001    August 31, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   6,187,673      $    11,632,433
                                               -----------------    ---------------
   Net increase in net assets resulting from
      operations                                     6,187,673           11,632,433
                                               -----------------    ---------------
Dividends and distributions paid to
   shareholders
   (Note 1)                                         (6,187,673)         (11,632,433)
                                               -----------------    ---------------
Series share transactions (at $1 per share)
   Net proceeds from shares sold                   586,014,164        1,308,822,886
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  6,050,506           11,342,243
   Cost of shares reacquired                      (543,160,129)      (1,316,846,351)
                                               -----------------    ---------------
   Net increase in net assets from Series
      share transactions                            48,904,541            3,318,778
                                               -----------------    ---------------
Total increase                                      48,904,541            3,318,778
NET ASSETS
Beginning of period                                361,874,746          358,555,968
                                               -----------------    ---------------
End of period                                    $ 410,779,287      $   361,874,746
                                               -----------------    ---------------
                                               -----------------    ---------------

     14                                     See Notes to Financial Statements

     Prudential Municipal Series Fund     New York Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of eight series. The monies of each series are invested in separate, independently managed portfolios. The New York Money Market Series (the 'Series') commenced investment operations in April, 1985. The Series is diversified and seeks to achieve its investment objective of providing the highest level of income that is exempt from New York State, New York City and federal income taxes with a minimum of risk by investing in 'investment grade' tax-exempt securities having a maturity of 13 months or less whose ratings are within the two highest ratings categories by two nationally recognized statistical rating organizations, or if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Series are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      All securities are valued as of 4:30 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends:    The Series declares daily dividends from net investment
income. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
                                                                          15

       Prudential Municipal Series Fund     New York Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Effective March 31, 2001, PIC changed its name to Prudential Investment Management Inc. ('PIM').

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensated PIMS for distributing and servicing the Fund's shares pursuant to the plans of distribution regardless of expenses actually incurred by them. The Series reimburses PIMS for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fees are accrued daily and payable monthly.

      PIFM, PIC, PIM and PIMS are indirect wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2001, the Series incurred fees of approximately $41,000 for the services of PMFS. As of February 28, 2001, approximately $7,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

       Prudential Municipal Series Fund     New York Money Market Series

                Financial
                     Highlights
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential Municipal Series Fund     New York Money Market Series
             Financial Highlights (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and net realized gains                               .02
Dividends and distributions to shareholders                               (.02)
                                                                 -----------------
Net asset value, end of period                                       $    1.00
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          1.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 410,779
Average net assets (000)                                             $ 373,919
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .70%(b)
   Expenses, excluding distribution and service (12b-1) fees               .57%(b)
   Net investment income                                                  3.34%(b)

------------------------------
(a) Total return includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.

    18                                     See Notes to Financial Statements

       Prudential Municipal Series Fund     New York Money Market Series
               Financial Highlights (Unaudited) Cont'd.

                               Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
         .03                  .02                  .03                  .03                  .03
        (.03)                (.02)                (.03)                (.03)                (.03)
----------------     ----------------     ----------------     ----------------     ----------------
    $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        3.18%                2.49%                2.94%                2.91%                2.97%
    $361,875             $358,556             $412,352             $358,291             $349,470
    $369,017             $375,650             $373,494             $326,092             $336,427
         .70%                 .70%                 .69%                 .71%                 .72%
         .57%                 .57%                 .57%                 .58%                 .60%
        3.15%                2.46%                2.90%                2.87%                2.91%

    See Notes to Financial Statements                                     19

Prudential Municipal Series Fund    New York Money Market Series
     Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial
Advisor or Pruco Securities registered representative.
Your financial professional can provide you with the following services:


THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals-- not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes.
But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                              www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols    NASDAQ     CUSIP
                PBNXX    74435M721

The views expressed in this report and
information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2001, were not audited and, accordingly, no opinion is expressed on them.

                                               STANDARD
                                             U.S. POSTAGE
                                                PAID
                                             Permit 6807
                                             New York, NY

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF127E2    74435M721

(ICON) Printed on Recycled Paper

SEMIANNUAL REPORT   FEBRUARY 28, 2001

Prudential
Municipal Series Fund/
Pennsylvania Series

Fund Type Municipal bond

Objective Maximize current income that is exempt from Commonwealth of Pennsylvania personal income and federal income taxes, consistent with the preservation of capital

(GRAPHIC)

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

        (LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Municipal Series Fund/Pennsylvania Series' (the Series) investment objective is to maximize current income that is exempt from Commonwealth of Pennsylvania personal income and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the federal alternative minimum tax (AMT) because some of the Series' bonds are subject to the AMT. There can be no assurance that the Series will achieve its investment objective.

Credit Quality
Expressed as a percentage of total
investments as of 2/28/01
 5.5%  AAA
41.7   AAA Insured
 3.2   AA
18.0   A
15.4   BBB
 4.6   BB
 0.1   CCC and below
 1.7   Cash Equivalents
 9.8   Not Rated* (Prudential ratings used):
 3.4   AAA
 2.8   BBB
 3.6   BB

*Unrated bonds are believed to be of comparable quality to the Series' permissible investments.

Five Largest Issuers
Expressed as a percentage of
net assets as of 2/28/01
3.9%  Delaware Valley PA Reg. Fin. Auth.

3.8  Pennsylvania Convention Ctr.
     Auth. Rev.

3.7  Pittsburgh Wtr. & Swr. Auth.

3.6  Philadelphia Ind. Dev. Auth. Rev.,
     Inst. for Cancer Res. Proj.
3.3  Philadelphia Ind. Dev. Auth. Rev.,
     Nat'l. Brd. of Med. Examiners Proj.*

*Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

Portfolio Composition
Expressed as a percentage of total
investments as of 2/28/01
60.3%  Revenue Bonds
20.0  General Obligation Bonds
14.2  Prerefunded
 3.8  Miscellaneous
 1.7  Cash Equivalents

Holdings are subject to change.

         www.prudential.com  (800) 225-1852

Performance at a Glance

Cumulative Total Returns1                         As of 2/28/01

                                  Six      One         Five          Ten                 Since
                                Months    Year        Years         Years              Inception2
Class A                          5.01%   11.46%  27.48% (27.36)  89.77% (89.40)   103.51% (102.92)
Class B                          4.87    11.18   25.47  (25.35)  83.10  (82.74)   132.40  (127.20)
Class C                          4.74    10.90   23.90  (23.78)       N/A          38.51  (38.25)
Lipper PA Muni Debt Fund Avg.3   4.29    11.13       26.25           89.19             ***

Average Annual Total Returns1                As of 3/31/01

                       One        Five          Ten         Since
                       Year      Years         Years      Inception2
Class A                7.08%  4.88% (4.86)  6.40% (6.38)  6.35% (6.32)
Class B                5.00   4.98  (4.96)  6.32  (6.30)  6.27  (6.09)
Class C                7.64   4.67  (4.65)      N/A       4.97  (4.94)

Distributions and Yields                   As of 2/28/01

            Total Distributions     30-Day      Taxable Equivalent Yield4 at Tax Rates of
            Paid for Six Months    SEC Yield           36%            39.6%
Class A           $0.26              4.17%             6.70%            7.10%
Class B           $0.25              4.05              6.51             6.90
Class C           $0.24              3.76              6.04             6.40

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The
Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 4/3/87; and Class C, 8/1/94.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Pennsylvania Municipal Debt Fund category. Single-state Municipal Debt funds limit their investments in securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt).

4 Taxable equivalent yields reflect federal and applicable state tax rates.

*** Lipper Since Inception returns are 105.83% for Class A, 141.92% for Class B, and 43.13% for Class C, based on all funds in each share class.

(LOGO)                          April 16, 2001

DEAR SHAREHOLDER,
Over the six-month period covered by this report, the Prudential Municipal Series Fund/Pennsylvania Series produced solid results for shareholders. The Series' Class A shares returned 5.01%. This compared favorably to the 4.29% return for the Lipper Pennsylvania Municipal Debt Fund Average. For shareholders paying the initial Class A share sales charge, the Series' return was 1.86%.

As these returns indicate, municipal bonds rebounded significantly during the reporting period compared to earlier in 2000. Since that time, the Federal Reserve Board (the Fed) shifted from a "tightening bias" of raising interest rates to temper economic growth to an "easing bias" of lowering interest rates in an attempt to prevent an economic recession. During this declining interest-rate environment, prices climbed sharply in most sectors of the fixed-income market. The municipal market was also aided by positive supply and demand trends.

Your Series' managers further enhanced results through astute maneuvering within the municipal market and by identifying bonds that possessed strong upside potential. On the following pages, we discuss developments in the municipal bond market in greater detail and delve into some of the strategies employed by your Series' management team. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Series Fund

Prudential Municipal Series Fund  Pennsylvania Series

     Semiannual Report  February 28, 2001

INVESTMENT ADVISER'S REPORT

A STRONG BACKDROP FOR MUNICIPAL BONDS
In general, the municipal bond market registered strong returns during the Series' six-month reporting period. This was in sharp contrast to last spring and early summer. At that time, the Fed was aggressively raising short-term interest rates in an attempt to slow the pace of economic growth and preempt an increase in inflation.

However, early in our reporting period, signs began to emerge that growth was indeed moderating. As we moved into the fourth quarter of 2000, many financial and economic indicators were rapidly deteriorating. Investors took this as a sign that the Fed's next move would be to lower interest rates, and an impressive rally in most sectors of the fixed-income market followed. Then in January 2001, the Fed lowered interest rates on two occasions, and explained that further cuts might be necessary to ward off a recession. This fueled additional gains in the bond market.

POSITIVE SUPPLY AND DEMAND TRENDS
The municipal market was further buoyed by positive supply and demand fundamentals. From a supply standpoint, state and federal municipalities have not needed to issue new bonds at the pace they have in the past. This is largely due to the prolonged economic expansion and the ensuing increased tax revenue, which caused state and federal municipality borrowing needs to decline. In addition, the supply of new issues shrank due to a drop in the level of refunding activity. Many state and local governments had already replaced higher-cost debt securities with lower-cost bonds to save on interest expenses.

At the same time, demand for municipal bonds has been on the rise due to a number of factors. First, the severe correction in the stock market in general, and the technology sector in particular, has caused investors to flock to "safer havens" such as high-quality municipal bonds. Second, from December

Prudential Municipal Series Fund  Pennsylvania Series

    Semiannual Report  February 28, 2001

2000 through January 2001, roughly $35 billion in municipal bonds were "called," or prematurely retired, by their issuers. Many of these securities were issued a decade ago with a provision that allowed them to be called after a 10-year period. Since more recent yields were substantially lower than they were 10 years ago, it was financially beneficial for many issuers to retire their older securities and, in some cases, to reissue new bonds offering lower yields. As a result, many holders of these bonds looked to reinvest their proceeds in the municipal market, further increasing overall demand.

STRATEGICALLY ADJUSTING THE SERIES' PORTFOLIO
A number of strategies were employed that helped the Series register strong results and outperform its benchmark, the Lipper Pennsylvania Municipal Debt Fund Average, during the period. Perhaps none was more valuable than our decision to sell a portion of our 10- to 15-year bonds last summer and re-deploy those assets into longer-duration "deep discount" securities. (Duration is a measure of a bond's interest-rate sensitivity.) These deep discount bonds were out of favor since the coupons they carried were well below prevailing rates.

The primary reason for this move was our belief that yields would decline as the Fed lowered interest rates to stimulate economic growth. As we expected, this lower-interest-rate scenario played out during the fourth quarter of 2000. This, in turn, increased the attractiveness of our "deep discount" bonds since their coupons were once again competitive in the marketplace. As a result, the price of these bonds increased dramatically. The demand for these issues rose even further as investors looked to reinvest assets from municipal bonds called in December and January.

We again shifted the Series' portfolio in early 2001, as we believed we had captured the upside potential from our "deep discount" strategy. As such, we took profits on these issues and replaced them with bonds maturing in 10 to 20 years. We feel this strategy is now more appropriate as the intermediate sector of the municipal bond market offers more favorable risk/reward characteristics, given the existing interest-rate environment.

           www.prudential.com  (800) 225-1852

SECURITY SELECTION
We also enhanced results through security selection. For example, we increased our exposure to Delaware Valley Pennsylvania Regional Finance Authority bonds. These securities are noncallable, and enjoyed solid price appreciation during the bond market's rally.

The market environment also presented us with an opportunity to enhance the overall yield of the portfolio with some attractive acquisitions. We purchased Pennsylvania Economic Development Finance Authority for Amtrak. The proceeds of this issue will be used to finance a project for the Northeast Corridor service that Amtrak provides. The purchase of Chester County Health and Education Facilities for Chester County Hospital also enhanced the Series' yield.

We sold our holding in USG Corporation, given the uncertainty regarding the impact of asbestos litigation on the company. Subsequent to this sale, these bonds were downgraded to below investment grade. Our timely disposition of this issue helped the Series avoid the price depreciation that ensued.

LOOKING AHEAD
We are optimistic about the prospects for the municipal bond market, and believe that, over the long run, the demand for municipal bonds will outpace supply. Continued equity market volatility and the aging demographics in the United States should lead to a preference for tax-exempt fixed-income products.

Looking ahead, we are cautious in our approach to the fixed-income market. Given that the Fed has already aggressively lowered interest rates to help rejuvenate the slowing economy, it is unclear whether further rate cuts will be necessary. As such, we are maintaining a neutral position versus the benchmark. When clearer signs appear in terms of the economy, we will reposition the Series to take advantage of emerging opportunities in the marketplace.

Prudential Municipal Series Fund Management Team
                                                          5

       Prudential Municipal Series Fund      Pennsylvania Series
             Portfolio of Investments as of February 28, 2001 (Unaudited)

                                                                       Principal
                                      Moody's   Interest    Maturity   Amount           Value
Description (a)                       Rating    Rate        Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.3%
----------------------------------------------------------------------------------------
Allegheny Cnty. Ser. C-52, F.G.I.C.   Aaa       5.25%        11/1/21   $    1,795       $  1,807,529
Allegheny Cnty. Arpt. Rev.,
 Greater Pittsburgh Int'l. Arpt.,
 Ser. A, A.M.T., F.S.A.               Aaa       6.60          1/1/04        1,000          1,040,330
Allegheny Cnty. Hosp. Dev. Auth.
 Rev.,
 Allegheny Gen. Hosp. Proj.,
 Ser. A, M.B.I.A.                     Aaa       6.25          9/1/20        1,750(e)       1,973,667
 Magee-Womens Hosp., F.G.I.C.         Aaa       Zero         10/1/14        2,000          1,011,380
 Magee-Womens Hosp., F.G.I.C.         Aaa       Zero         10/1/16        2,000            892,840
 Magee-Womens Hosp., F.G.I.C.         Aaa       Zero         10/1/18        2,000            787,360
 Magee-Womens Hosp., F.G.I.C.         Aaa       Zero         10/1/19        4,000          1,480,000
Allegheny Cnty. Ind. Dev. Auth.
 Rev., USX Proj., Ser. A              Baa2      6.70         12/1/20        1,500          1,499,955
Allegheny Cnty. Residential Fin.
 Auth., Mtge. Rev., G.N.M.A.,
 Ser. Q, A.M.T.                       Aaa       7.40         12/1/22          570            583,538
Allegheny Cnty. San Auth. Swr. Rev.   Aaa       5.50         12/1/20        2,500          2,589,650
Beaver Cnty. Indl. Dev. Auth.,
 Pollution Ctl. Rev.,
 Toledo Edison Co. Proj. A            Ba2       4.85          6/1/30        1,500          1,485,885
Berks Cnty. Gen. Oblig., Cap.
 Apprec. F.G.I.C.                     Aaa       Zero         5/15/16        2,900          1,335,943
Berks Cnty. Ind. Rev., Lutheran
 Home Proj., A.M.B.A.C.               Aaa       6.875         1/1/23        1,500          1,570,020
Berks Cnty. Mun. Auth. Hosp. Rev.,
 Reading Hosp. Med. Ctr. Proj.,
 M.B.I.A.                             Aaa       5.70         10/1/14        1,250          1,360,000
Bucks Cnty. Wtr. & Swr. Auth. Rev.,
 Neshaminy Interceptor Swr. Sys.,
 Ser. A, F.G.I.C.                     Aaa       Zero         12/1/15        2,175          1,035,866

    6                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                      Moody's   Interest    Maturity   Amount           Value
Description (a)                       Rating    Rate        Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
Butler Cnty. Hosp. Auth. Rev.,
 North Hills Passavant Hosp., Ser.
 A, F.S.A.                            Aaa       7.00%         6/1/22   $    1,000(e)    $  1,028,900
Canon Mcmillan Sch. Dist.,
 Ser. B, F.G.I.C.                     Aaa       5.50         12/1/29        3,000          3,081,810
Carbon Cnty. PA Indl. Dev. Auth.
 Ref., Panther Creek Partners Proj.   BBB-(d)   6.65          5/1/10        2,500          2,561,725
Chartiers Valley Ind., Rev.,
 Friendship Vlg./South Hills          NR        6.75         8/15/18        2,225          2,082,355
Chester Cnty. Hlth. & Ed. Facs.
 Auth., Hosp. Rev.                    Baa1      6.75          7/1/31        1,250          1,240,600
Clarion Cnty. Hosp. Auth. Rev.,
 Clarion Hosp. Proj.                  BBB-(d)   5.625         7/1/21        1,000            807,570
Delaware Cnty. Auth. Rev.,
 Dunwoody Village Proj.               A(c)      6.25          4/1/30        1,000          1,006,810
Delaware Cnty. Ind. Dev. Auth.
 Rev.,
 Res. Rec. Facs., Ser. A              B2        6.00          1/1/09          500            481,365
 Res. Rec. Facs., Ser. A              B2        6.10          7/1/13        2,500          2,372,100
Delaware Valley PA Reg. Fin. Auth.,
 Lo. Gov. Rev. Ser. A, A.M.B.A.C.     Aaa       5.50          8/1/28        6,000          6,299,100
Doylestown Hosp. Auth. Rev., Pine
 Run Retirement, Ser. A               Baa1(d)   7.20          7/1/23        3,180          3,476,567
Erie PA Gen. Oblig., Sch. Dist.
 Cap. Apprec. Ref., F.S.A.            Aaa(d)    Zero          9/1/24        4,275          1,204,952
Greencastle Antrim Sch. Dist.,
 Rev., M.B.I.A.,
 Cap. Apprec., Ser. B                 Aaa       Zero          1/1/12        1,000            597,950
 Cap. Apprec., Ser. B                 Aaa       Zero          1/1/13        1,000            563,690
Harrisburg Gen. Oblig., A.M.B.A.C.
 Cap. Apprec., Ser. D                 Aaa       Zero         3/15/15        2,380          1,174,744
 Cap. Apprec., Ser. F                 Aaa       Zero         9/15/21        2,000            666,520
 Cap. Apprec., Ser. F                 Aaa       Zero         9/15/22        2,000            627,840
Hopewell Area School District,
 Gen. Oblig., F.S.A
 Cap. Apprec.                         Aaa       Zero          9/1/23        2,000            594,920
 Cap. Apprec.                         Aaa       Zero          9/1/24        2,025            570,767
Lancaster PA Indl. Dev. Auth. Rev.,
 Garden Spot Village Proj., Ser. A    NR        7.625         5/1/31        1,650          1,663,893

    See Notes to Financial Statements                                      7

       Prudential Municipal Series Fund      Pennsylvania Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                      Moody's   Interest    Maturity   Amount           Value
Description (a)                       Rating    Rate        Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
Lower Pottsgrove Twnshp. Auth.
 Swr. Rev., Montgomery Cnty.,
 A.M.B.A.C.,
 Ser. A                               Aaa       Zero         11/1/13   $    1,155       $    624,543
 Ser. A                               Aaa       Zero         11/1/15        1,185            566,738
Luzerne Cnty. Ind. Dev. Auth. Rev.,
 Gas & Water, Ser. B, A.M.T.          A3        7.125%       12/1/22        4,000          4,242,200
McKeesport Area School District,
 M.B.I.A.
 Cap. Apprec.                         Aaa       Zero         10/1/20        3,555          1,253,991
 Cap. Apprec.                         Aaa       Zero         10/1/21        2,555            849,461
Montgomery Cnty. Redev. Auth. Rev.,
 Multifamily Hsg., Ser. A             NR        6.50          7/1/25        1,400          1,425,732
Northampton Cnty. Higher Ed.
 Auth. Rev.,
 Moravian Coll.                       AAA(d)    8.20          6/1/11        2,095          2,162,082
 Moravian Coll., A.M.B.A.C.           Aaa       6.25          7/1/11        2,195          2,523,416
Northeastern Hosp. & Ed. Auth.
 Coll. Rev., Kings Coll. Proj.,
 Ser. B                               BBB(d)    6.00         7/15/18        3,235          3,260,718
Northumberland Cnty. Ind. Dev.
 Auth. Rev., Roaring Creek Wtr.
 A.M.T.                               NR        6.375       10/15/23        1,000            938,030
Penn Hills, Gen. Oblig., Ser. B,
 A.M.B.A.C.                           Aaa       Zero         12/1/18        1,360            552,242
Penn Hills Twnshp., Gen. Oblig.,
 Ser A, A.M.B.A.C.                    Aaa       Zero          6/1/10        1,535          1,006,592
Pennsylvania Convention Ctr. Auth.
 Rev., Ser. A, F.G.I.C.               Aaa       6.00          9/1/19        5,445          6,090,341
Pennsylvania Econ. Dev. Auth., Wst.
 Wtr. Treatment Rev., Sun Co.,
 R & M Proj., Ser. A, A.M.T.          Baa2      7.60         12/1/24        3,500          3,746,995
Pennsylvania Econ. Dev. Fin. Auth.,
 Exempt Facs. Rev., A.M.T.            A3        6.25         11/1/31        2,000          1,988,960
Pennsylvania Hsg. Fin. Agcy.,
 Sngl. Fam. Mtge., A.M.T.             Aa2       7.553(c)      4/1/25        2,100          2,157,750
Pennsylvania St. Cert. of Part.,
 Ser. A, F.S.A.                       Aaa       6.25         11/1/06        1,900          1,969,483

    8                                      See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                      Moody's   Interest    Maturity   Amount           Value
Description (a)                       Rating    Rate        Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
Pennsylvania St. Higher Ed. Facs.
 Auth. Rev.,
 Drexel University                    A-(d)     6.00%         5/1/29   $    2,500       $  2,611,300
 Philadelphia Univ.                   AA(d)     6.00          6/1/29        2,100          2,218,860
 Philadelphia Univ.                   AA(d)     6.10          6/1/30          750            788,790
 Temple Univ., First Series,
 M.B.I.A.                             Aaa       5.25          4/1/16        2,990          3,046,122
 Univ. of Scranton, A.M.B.A.C.        Aaa       5.00         11/1/20        1,750          1,711,290
 Ursinus College, Ser. A              BBB+(d)   5.90          1/1/27        1,925          1,902,689
Philadelphia Auth. Ind. Dev. Rev.,
 A.M.T.                               NR        5.50          1/1/24        2,500          1,969,600
Philadelphia Gas Wks. Rev.,
 13th Ser.                            Baa1      7.70         6/15/11          215(e)         221,897
 13th Ser.                            Aaa       7.70         6/15/21        3,430(e)       3,541,201
Philadelphia Hosps. & Higher Ed.
 Fac. Auth. Rev.,
 Chestnut Hill Hosp.                  Baa2      6.50        11/15/22        1,000            916,410
 Childrens' Seashore House, Ser. A    A-(d)     7.00         8/15/12        1,000          1,055,210
 Childrens' Seashore House, Ser. A    A-(d)     7.00         8/15/17        1,000          1,055,210
 Childrens' Seashore House, Ser. B    A-(d)     7.00         8/15/12          500            526,875
 Grad. Hlth. Sys.                     Ca        7.25          7/1/18        2,730            191,100
Philadelphia Ind. Dev. Auth. Rev.,
 Baptist Home of Phil., Ser. A        NR        5.60        11/15/28        2,750          2,069,513
 Inst. For Cancer Res. Proj., Ser.
 B                                    A+(d)     7.25          7/1/10        5,770          5,864,224
 Nat'l. Brd. of Med. Examiners
 Proj.                                A+(d)     6.75          5/1/12        5,000(e)       5,273,200
Philadelphia Pkg. Auth.,
 Pkg. Rev., F.S.A.                    Aaa       5.25          9/1/22        2,000          1,999,980
Pittsburgh Urban Redev. Auth.,
 Mtge. Rev., Ser. A, A.M.T.           Aa2       6.25         10/1/28          940            983,616
Pittsburgh Wtr. & Swr. Auth.,
 Wtr. & Swr. Sys. Rev.                Aaa       6.50          9/1/13        5,000          5,916,900
Puerto Rico Comnwlth.,
 Pub. Impvt. Rfdg., M.B.I.A.          Aaa       7.00          7/1/10          720            877,514
 Rites PA 625, A.M.B.A.C.             NR        11.607(c)     7/1/10        2,015          2,924,692
 Rites PA 642A, M.B.I.A.              NR        9.122(c)      7/1/10        1,500          1,883,250

    See Notes to Financial Statements                                      9

       Prudential Municipal Series Fund      Pennsylvania Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                      Moody's   Interest    Maturity   Amount           Value
Description (a)                       Rating    Rate        Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
Puerto Rico Indl. Tourist Ed.,
 Cogen Fac. Aes Puerto Rico Proj.     Baa2      6.625%        6/1/26   $    2,500       $  2,631,800
Schuylkill Cnty. Ind. Dev. Auth.
 Rev.,
 Pine Grove Landfill Inc., A.M.T.     BBB(d)    5.10         10/1/19        1,500          1,397,040
 Schuykill Engy., A.M.T.              BB+(d)    6.50          1/1/10        3,110          3,023,324
Scranton-Lackawanna Hlth. &
 Welfare Auth. Rev., Univ. of
 Scranton Proj., Ser. C               A-(d)     6.50          3/1/15        2,250          2,360,835
Unity Twnshp. Mun. Auth.,
 Gtd. Swr. Rev., A.M.B.A.C.,
 Cap. Apprec.                         Aaa       Zero         11/1/11        1,035            630,325
 Cap. Apprec.                         Aaa       Zero         11/1/12        1,035            594,887
 Cap. Apprec.                         Aaa       Zero         11/1/13        1,035            560,349
Virgin Islands Pub. Fin. Auth.
 Rev., Ref. Matching Loan Notes,
 Ser. A                               AAA(d)    7.25         10/1/18        1,950          2,103,835
Virgin Islands Terr., Hugo Ins.
 Claims Fund Proj., Ser. 91           NR        7.75         10/1/06          650            675,942
Washington Cnty. Hosp. Auth. Rev.,
 Monongahela Valley Hosp.             A3        6.75         12/1/08        2,750          2,880,680
Westmoreland Cnty. Ind. Rev. Gtd.,
 Valley Landfill Proj., A.M.T.        BBB(d)    5.10          5/1/18        1,000            931,410
Westmoreland Cnty., Rev. Cap.
 Apprec., F.G.I.C.                    AAA(d)    Zero         12/1/19        5,750          2,139,632
                                                                                        ------------
Total long-term investments
 (cost $150,999,916)                                                                     157,396,917
                                                                                        ------------
SHORT-TERM INVESTMENTS  1.5%
----------------------------------------------------------------------------------------
Allegheny Cnty. Ind. Dev. Auth.
 Rev., Longwood at Oakmont Proj.,
 Ser. 1997B                           VMIG1     3.15          3/1/01          200            200,000
Beaver Cnty. PA Indl. Dev. Auth.,
 Environmental Imp. Rec., BASF
 Corp. Proj., Ser. 97, F.R.D.D.       P1        3.25          3/1/01          400            400,000

    10                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
         Portfolio of Investments as of February 28, 2001 (Unaudited) Cont'd.

                                                                       Principal
                                      Moody's   Interest    Maturity   Amount           Value
Description (a)                       Rating    Rate        Date       (000)            (Note 1)
---------------------------------------------------------------------------------------------------------
Municipal Secs. Trust Certificates,
 Ser. 110, Cl. A                      A-1(d)    3.20%         3/1/01   $    1,800       $  1,800,000
                                                                                        ------------
Total short-term investments
 (cost $2,400,000)                                                                         2,400,000
                                                                                        ------------
Total Investments  98.8%
 (cost $153,399,916; Note 4)                                                             159,796,917
Other assets in excess of liabilities 1.2%                                                 1,914,481
                                                                                        ------------
Net Assets  100%                                                                        $161,711,398
                                                                                        ------------
                                                                                        ------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Notes(b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A. - Municipal Bond Insurance Corporation.
(b) For purposes of amortizing cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(d) Standard & Poor's Rating.
(e) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     11

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Assets and Liabilities (Unaudited)

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $153,399,916)                          $ 159,796,917
Cash                                                                     148,865
Interest receivable                                                    2,244,588
Receivable for Series shares sold                                         53,654
Deferred expenses and other assets                                         3,508
                                                                 -----------------
      Total assets                                                   162,247,532
                                                                 -----------------
LIABILITIES
Payable for Series shares reacquired                                     335,239
Dividends payable                                                         72,735
Management fee payable                                                    62,418
Distribution fee payable                                                  40,185
Accrued expenses                                                          19,068
Deferred trustees fees                                                     6,489
                                                                 -----------------
      Total liabilities                                                  536,134
                                                                 -----------------
NET ASSETS                                                         $ 161,711,398
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $     157,335
   Paid-in capital in excess of par                                  154,967,549
                                                                 -----------------
                                                                     155,124,884
   Accumulated net realized gain on investments                          189,513
   Net unrealized appreciation on investments                          6,397,001
                                                                 -----------------
Net assets, February 28, 2001                                      $ 161,711,398
                                                                 -----------------
                                                                 -----------------

    12                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                 February 28, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($115,748,984 / 11,261,235 shares of beneficial interest
      issued and outstanding)                                             $10.28
   Maximum sales charge (3% of offering price)                               .32
                                                                 -----------------
   Maximum offering price to public                                       $10.60
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($45,498,899 / 4,427,283 shares of beneficial
      interest issued and outstanding)                                    $10.28
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share ($463,515 /
      45,102 shares of beneficial interest issued and
      outstanding)                                                        $10.28
   Sales charge (1% of offering price)                                       .10
                                                                 -----------------
   Offering price to public                                               $10.38
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                     13

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                 February 28, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $   4,952,327
                                                                 -----------------
Expenses
   Management fee                                                        403,220
   Distribution fee--Class A                                             141,790
   Distribution fee--Class B                                             118,441
   Distribution fee--Class C                                               1,798
   Transfer agent's fees and expenses                                     48,000
   Custodians's fees and expenses                                         35,000
   Reports to shareholders                                                21,000
   Registration fees                                                      15,000
   Legal fees and expenses                                                 6,000
   Trustees' fees and expenses                                             6,000
   Audit fees                                                              5,000
   Miscellaneous                                                           3,082
                                                                 -----------------
      Total expenses                                                     804,331
Less: Custodian fee credit                                                (2,077)
                                                                 -----------------
   Net expenses                                                          802,254
                                                                 -----------------
Net investment income                                                  4,150,073
                                                                 -----------------
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
   Investment Transactions                                               443,145
   Financial Futures Transactions                                        147,208
   Swaps                                                                  42,923
                                                                 -----------------
                                                                         633,276
                                                                 -----------------
                                                                 -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                         3,033,966
   Swaps                                                                 (43,169)
                                                                 -----------------
                                                                       2,990,797
Net gain on investments                                                3,624,073
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   7,774,146
                                                                 -----------------
                                                                 -----------------

    14                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months              Year
                                                     Ended                Ended
                                               February 28, 2001     August 31, 2000
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   4,150,073        $   9,128,021
   Net realized gain (loss) investment
      transactions                                     633,276             (346,914)
   Net change in unrealized appreciation
      (depreciation) of investments                  2,990,797           (1,287,612)
                                               -----------------    -----------------
   Net increase in net assets resulting from
      operations                                     7,774,146            7,493,495
                                               -----------------    -----------------
Dividends and distributions (Note 1):
   Dividends to shareholders from net
      investment income
      Class A                                       (2,962,460)          (5,642,502)
      Class B                                       (1,176,317)          (3,454,102)
      Class C                                          (11,296)             (31,417)
                                               -----------------    -----------------
                                                    (4,150,073)          (9,128,021)
                                               -----------------    -----------------
   Distributions from net realized gains
      Class A                                          (33,093)            (350,166)
      Class B                                          (12,788)            (234,220)
      Class C                                             (140)              (2,549)
                                               -----------------    -----------------
                                                       (46,021)            (586,935)
                                               -----------------    -----------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                     3,709,300            5,600,166
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  2,307,775            5,405,137
   Cost of shares reacquired                       (12,096,804)         (38,181,577)
                                               -----------------    -----------------
   Net decrease in net assets from Series
      share transactions                            (6,079,729)         (27,176,274)
                                               -----------------    -----------------
Total decrease                                      (2,501,677)         (29,397,735)
NET ASSETS
Beginning of period                                164,213,075          193,610,810
                                               -----------------    -----------------
End of period                                    $ 161,711,398        $ 164,213,075
                                               -----------------    -----------------
                                               -----------------    -----------------

    See Notes to Financial Statements                                     15

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Series Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of 8 series. The monies of each series are invested in separate, independently managed portfolios. The Pennsylvania Series (the 'Series') commenced investment operations on April 3, 1987. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and applicable state income taxes with a minimum of risk by investing in 'investment grade' tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuations:    The Series values municipal securities
(including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m., New York time.

      Interest Rate Swaps:    In a simple interest rate swap, one investor pays
a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liabilty management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain
    16

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series' basis in the contract, if any.

      The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Series amortizes premiums and original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason no federal income tax provision is required.

      Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends are made monthly. Distributions of net capital gains, if any, are made annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Series has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
                                                                          17

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Effective March 31, 2001 PIC changed its name to Prudential Management, Inc. ('PIM').

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensated PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plan were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the Series that they have received approximately $12,800 and $700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively during the year ended February 28, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Series that for the six months ended February 28, 2001, they received approximately $24,500 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

      PIFM, PIC, PIMS and PIM are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Series, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an
    18

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. The Fund did not borrow any amounts pursuant to the SCA during the period ended February 28, 2001.

      On March 7, 2001, the Series, along with other affiliated registered investment companies, entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximizing commitment under the amended SCA is $500 million. Interest on any borrowings will be at market rates. The Funds pay a commitment fee .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended February 28, 2001, the Series incurred fees of approximately $36,700 for the services of PMFS. As of February 28, 2001, approximately $6,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations includes certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2001 were $26,240,181 and $34,321,796, respectively.

      The Fund has elected to treat approximately $406,100 of net capital losses incurred in the ten months ended August 31, 2000 as having been incurred in the following Fiscal year.

      The cost basis of investments for federal income tax purposes at February 28, 2001 was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation of investments for federal income tax purposes was $6,397,001 (gross unrealized appreciation--$9,752,864; gross unrealized depreciation--$3,355,863).

Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares
                                                                          19

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest for the six months ended February 28, 2001 and the fiscal year ended August 31, 2000 were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2001:
Shares sold                                                       93,843    $    962,309
Shares issued in reinvestment of dividends and distributions     164,309       1,663,468
Shares reacquired                                               (894,561)     (9,073,595)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (636,409)     (6,447,818)
Shares issued upon conversion from Class B                     1,049,129      10,584,250
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    412,720    $  4,136,432
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                       98,324    $    971,032
Shares issued in reinvestment of dividends and distributions     344,021       3,381,248
Shares reacquired                                             (2,270,008)    (22,258,195)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,827,663)    (17,905,915)
Shares issued upon conversion from Class B                     2,393,378      23,623,093
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    565,715    $  5,717,178
                                                              ----------    ------------
                                                              ----------    ------------

    20

       Prudential Municipal Series Fund      Pennsylvania Series
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended February 28, 2001:
Shares sold                                                      264,448    $  2,682,531
Shares issued in reinvestment of dividends and distributions      62,823         635,504
Shares reacquired                                               (288,591)     (2,923,123)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      38,680         394,912
Shares reacquired upon conversion from Class B                (1,049,687)    (10,584,250)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (1,011,007)   $(10,189,338)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                      458,537    $  4,515,404
Shares issued in reinvestment of
  dividends and distributions                                    203,354       1,998,091
Shares reacquired                                             (1,566,708)    (15,401,490)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (904,817)     (8,887,995)
Shares reacquired upon conversion from Class B                (2,393,377)    (23,623,093)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (3,298,194)   $(32,511,088)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended February 28, 2001:
Shares sold                                                        6,459    $     64,460
Shares issued in reinvestment of dividends and distributions         870           8,803
Shares reacquired                                                 (9,916)       (100,086)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     (2,587)   $    (26,823)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended August 31, 2000:
Shares sold                                                       11,521    $    113,730
Shares issued in reinvestment of
  dividends and distributions                                      2,626          25,798
Shares reacquired                                                (53,481)       (521,892)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (39,334)   $   (382,364)
                                                              ----------    ------------
                                                              ----------    ------------

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.05
                                                                   ----------
Income from investment operations
Net investment income                                                    0.26
Net realized and unrealized gain (loss) on investment
transactions                                                             0.23
                                                                   ----------
   Total from investment operations                                      0.49
                                                                   ----------
Less distributions
Dividends from net investment income                                    (0.26)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --(c)
                                                                   ----------
   Total distributions                                                  (0.26)
                                                                   ----------
Net asset value, end of period                                       $  10.28
                                                                   ----------
                                                                   ----------
TOTAL RETURN(b):                                                         5.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $115,749
Average net assets (000)                                             $114,372
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.92%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.67%
   Net investment income                                                 5.14%
For Class A, B and C shares:
   Portfolio turnover rate                                                 17%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
    22                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                       Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $  10.13             $  10.92             $  10.73             $  10.49             $  10.55
----------------     ----------------         --------             --------             --------
         .53                  .53                  .57                  .59(a)               .59(a)
        (.05)                (.67)                 .21                  .33                 (.06)
----------------     ----------------         --------             --------             --------
         .48                 (.14)                 .78                  .92                  .53
----------------     ----------------         --------             --------             --------
        (.53)                (.53)                (.57)                (.59)                (.59)
          --                   --                   --(c)                --(c)                --
        (.03)                (.12)                (.02)                (.09)                  --
----------------     ----------------         --------             --------             --------
        (.56)                (.65)                (.59)                (.68)                (.59)
----------------     ----------------         --------             --------             --------
    $  10.05             $  10.13             $  10.92             $  10.73             $  10.49
----------------     ----------------         --------             --------             --------
----------------     ----------------         --------             --------             --------
        4.98%               (1.35)%               7.55%                9.01%                5.08%
    $109,068             $104,210             $ 97,794             $ 89,604             $ 69,659
    $106,181             $104,460             $ 96,053             $ 83,552             $ 59,995
         .90%                 .84%                 .77%                 .72%(a)              .75%(a)
         .65%                 .64%                 .67%                 .62%(a)              .65%(a)
        5.31%                5.00%                5.26%                5.60%(a)             5.56%(a)
          21%                  23%                  13%                  21%                  26%

    See Notes to Financial Statements                                     23

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.05
                                                                     --------
Income from investment operations
Net investment income                                                    0.25
Net realized and unrealized gain (loss) on investment
transactions                                                             0.23
                                                                     --------
   Total from investment operations                                      0.48
                                                                     --------
Less distributions
Dividends from net investment income                                    (0.25)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --(c)
                                                                     --------
   Total distributions                                                  (0.25)
                                                                     --------
Net asset value, end of period                                       $  10.28
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         4.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 45,499
Average net assets (000)                                             $ 47,769
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.17%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.67%
   Net investment income                                                 4.88%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
    24                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
    $  10.13             $  10.92             $  10.72             $  10.49             $  10.55
----------------     ----------------     ----------------     ----------------     ----------------
         .50                  .50                  .53                  .55(a)               .55(a)
        (.05)                (.67)                 .22                  .32                 (.06)
----------------     ----------------     ----------------     ----------------     ----------------
         .45                 (.17)                 .75                  .87                  .49
----------------     ----------------     ----------------     ----------------     ----------------
        (.50)                (.50)                (.53)                (.55)                (.55)
          --                   --                   --(c)                --(c)                --
        (.03)                (.12)                (.02)                (.09)                  --
----------------     ----------------     ----------------     ----------------     ----------------
        (.53)                (.62)                (.55)                (.64)                (.55)
----------------     ----------------     ----------------     ----------------     ----------------
    $  10.05             $  10.13             $  10.92             $  10.72             $  10.49
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        4.72%               (1.65)%               7.13%                8.58%                4.66%
    $ 54,665             $ 88,519             $117,678             $135,275             $167,809
    $ 68,309             $104,860             $125,306             $148,394             $189,902
        1.15%                1.14%                1.17%                1.12%(a)             1.15%(a)
         .65%                 .64%                 .67%                 .62%(a)              .65%(a)
        5.06%                4.70%                4.87%                5.20%(a)             5.16%(a)

    See Notes to Financial Statements                                     25

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                                ------------------
                                                                 Six Months Ended
                                                                February 28, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $10.05
                                                                     -------
Income from investment operations
Net investment income                                                   0.24
Net realized and unrealized gain (loss) on investment
transactions                                                            0.23
                                                                     -------
   Total from investment operations                                     0.47
                                                                     -------
Less distributions
Dividends from net investment income                                   (0.24)
Distributions in excess of net investment income                          --
Distributions from net realized gains                                     --(c)
                                                                     -------
   Total distributions                                                 (0.24)
                                                                     -------
Net asset value, end of period                                        $10.28
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                        4.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $  464
Average net assets (000)                                              $  483
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.42%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              0.67%
   Net investment income                                                4.63%

------------------------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
    26                                     See Notes to Financial Statements

       Prudential Municipal Series Fund      Pennsylvania Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                          Year Ended August 31,
----------------------------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997                 1996
----------------------------------------------------------------------------------------------------------
     $10.13               $10.92               $10.72               $10.49               $10.55
    -------              -------              -------              -------              -------
        .48                  .47                  .50                  .52(a)               .52(a)
       (.05)                (.67)                 .22                  .32                 (.06)
    -------              -------              -------              -------              -------
        .43                 (.20)                 .72                  .84                  .46
    -------              -------              -------              -------              -------
       (.48)                (.47)                (.50)                (.52)                (.52)
         --                   --                   --(c)                --(c)                --
       (.03)                (.12)                (.02)                (.09)                  --
    -------              -------              -------              -------              -------
       (.51)                (.59)                (.52)                (.61)                (.52)
    -------              -------              -------              -------              -------
     $10.05               $10.13               $10.92               $10.72               $10.49
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
       4.46%               (1.91)%               6.86%                8.31%                4.41%
     $  479               $  882               $1,113               $  471               $  829
     $  655               $1,075               $  661               $  678               $  704
       1.40%                1.39%                1.42%                1.37%(a)             1.40%(a)
        .65%                 .64%                 .67%                 .62%(a)              .65%(a)
       4.79%                4.46%                4.60%                4.95%(a)             4.91%(a)

    See Notes to Financial Statements                                     27

Prudential Municipal Series Fund  Pennsylvania Series

   Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

           www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
-----------------------------------
Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

-----------------------------------
Fund Symbols     NASDAQ     CUSIP
Class A          PMPAX    74435M879
Class B          PBPAX    74435M887
Class C          PPNCX    74435M481

-----------------------------------
The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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